UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-7170

TCW Funds, Inc.
(Exact name of registrant as specified in charter)

865 South Figueroa Street, Suite 1800, Los Angeles, CA		90017
(Address of principal executive offices)		(Zip code)

Philip K. Holl, Esq. Secretary 865 South Figueroa Street, Suite 1800 Los Angeles, CA 90017
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(213) 244-0000

Date of fiscal year end:	October 31, 2007

Date of reporting period:	July 31, 2007

Item 1. Schedule of Investments. — The schedule of investments for the period November 1, 2006 through July 31, 2007 is filed herewith.

TCW Balanced Fund

Schedule of Investments (Unaudited)	July 31, 2007

Principal
Amount		Value
	Fixed Income Securities
	U.S. Government Agency Obligations (12.3% of Net Assets)
1,200,000	Federal National Mortgage Association, 6%, due 08/22/16	1,201,884

	U.S. Government Obligations (20.1%)
20,000	U.S. Treasury Bond, 4.5%, due 02/15/36	18,697
100,000	U.S. Treasury Bond, 6.125%, due 11/15/27	114,172
170,000	U.S. Treasury Bond, 6.125%, due 08/15/29	195,660
900,000	U.S. Treasury Note, 4.125%, due 05/15/15	863,298
180,000	U.S. Treasury Note, 4.375%, due 12/31/07	179,579
450,000	U.S. Treasury Note, 4.625%, due 08/31/11	450,490
150,000	U.S. Treasury Note, 5.125%, due 06/30/08	150,211
	Total U.S. Government Obligations	1,972,107
	Total Fixed Income Securities (Cost: $3,184,241) (32.4%)	3,173,991

Number of
Shares
	Common Stock
	Aerospace & Defense (1.7%)
2,850	Honeywell International, Inc.	163,903

	Automobiles (1.1%)
3,300	General Motors Corp.	106,920

	Biotechnology (1.0%)
9,350	Millennium Pharmaceuticals, Inc.	94,341	*

	Capital Markets (2.9%)
1,050	Legg Mason, Inc.	94,500
2,600	Merrill Lynch & Co., Inc.	192,920
	Total Capital Markets	287,420

	Commercial Services & Supplies (0.7%)
1,867	Waste Management, Inc.	71,002

	Communications Equipment (1.6%)
13,318	Alcatel-Lucent (ADR)	154,489

1

	Computers & Peripherals (3.6%)
2,900	Hewlett-Packard Co.	133,487
2,000	International Business Machines Corp.	221,300
	Total Computers & Peripherals	354,787

	Consumer Finance (1.7%)
1,650	American Express Co.	96,591
950	Capital One Financial Corp.	67,222
	Total Consumer Finance	163,813

	Diversified Financial Services (3.7%)
2,800	Citigroup, Inc.	130,396
5,350	JPMorgan Chase & Co.	235,453
	Total Diversified Financial Services	365,849

	Diversified Telecommunication Services (4.5%)
5,850	AT&T, Inc.	229,086
24,800	Qwest Communications International, Inc.	211,544	*
	Total Diversified Telecommunication Services	440,630

	Electric Utilities (1.4%)
3,100	American Electric Power Co., Inc.	134,819

	Electronic Equipment & Instruments (1.4%)
27,350	Solectron Corp.	102,836	*
937	Tyco Electronics, Ltd.	33,563	*
	Total Electronic Equipment & Instruments	136,399

	Food Products (2.0%)
6,100	Kraft Foods, Inc., Class A	199,775

	Health Care Equipment & Supplies (1.2%)
5,550	Boston Scientific Corp.	72,982	*
1,087	Covidien, Ltd.	44,513	*
	Total Health Care Equipment & Supplies	117,495

	Health Care Providers & Services (2.0%)
2,250	Aetna, Inc.	108,157
17,550	Tenet Healthcare Corp.	90,909	*
	Total Health Care Providers & Services	199,066

2

	Household Durables (1.5%)
2,850	Sony Corp. (ADR)	150,309

	Household Products (1.5%)
2,100	Kimberly-Clark Corp.	141,267

	Industrial Conglomerates (1.3%)
2,200	General Electric Co.	85,272
937	Tyco International, Ltd.	44,311
	Total Industrial Conglomerates	129,583

	Insurance (2.8%)
1,650	American International Group, Inc.	105,897
3,250	Travelers Cos., Inc. (The)	165,035
	Total Insurance	270,932

	Leisure Equipment & Products (0.9%)
3,850	Mattel, Inc.	88,204

	Media (5.3%)
3,845	Clear Channel Communications, Inc.	141,881
4,800	Comcast Corp., Class A	126,096	*
5,900	Interpublic Group of Companies, Inc. (The)	61,891	*
9,600	Time Warner, Inc.	184,896
	Total Media	514,764

	Metals & Mining (0.4%)
950	Newmont Mining Corp.	39,663

	Multiline Retail (0.4%)
1,165	Macy’s, Inc.	42,022

	Oil, Gas & Consumable Fuels (3.9%)
2,300	Chevron Corp.	196,098
2,300	ConocoPhillips	185,932
	Total Oil, Gas & Consumable Fuels	382,030

	Paper & Forest Products (2.1%)
3,500	Louisiana-Pacific Corp.	64,820
4,400	MeadWestvaco Corp.	143,176
	Total Paper & Forest Products	207,996

3

	Personal Products (1.6%)
4,297	Avon Products, Inc.	154,735

	Pharmaceuticals (2.7%)
6,800	Pfizer, Inc.	159,868
3,450	Watson Pharmaceuticals, Inc.	104,949	*
	Total Pharmaceuticals	264,817

	Road & Rail (1.9%)
4,000	CSX Corp.	189,640

	Semiconductors & Semiconductor Equipment (2.8%)
8,700	Intel Corp.	205,494
9,100	LSI Corp.	65,520	*
	Total Semiconductors & Semiconductor Equipment	271,014

	Specialty Retail (1.9%)
5,950	Circuit City Stores, Inc.	70,805
3,750	Gap, Inc. (The)	64,500
2,200	Office Depot, Inc.	54,912	*
	Total Specialty Retail	190,217

	Thrifts & Mortgage Finance (2.1%)
3,350	Fannie Mae	200,464
	Total Common Stock (Cost: $5,817,527) (63.6%)	6,228,365

Principal
Amount
	Short-Term Investments
425,818	State Street Bank & Trust Depository Reserve, 3.64%	425,818
	Total Short-Term Investments (Cost: $425,818) (4.4%)	425,818

	Total Investments (Cost: $9,427,586) (100.4%)	9,828,174
	Liabilities in Excess of Other Assets (-0.4%)	(37,971)
	Net Assets (100.0%)	$9,790,203

Notes to the Schedule of Investments:

ADR	-	American Depositary Receipt. Shares of a foreign based corporation held in U.S. banks entitling the shareholder to all dividends and capital gains.

*		Non-income producing.

4

Investments by Industry (Unaudited)

Industry	Percentage of Net Assets
Aerospace & Defense	1.7%
Automobiles	1.1
Biotechnology	1.0
Capital Markets	2.9
Commercial Services & Supplies	0.7
Communications Equipment	1.6
Computers & Peripherals	3.6
Consumer Finance	1.7
Diversified Financial Services	3.7
Diversified Telecommunication Services	4.5
Electric Utilities	1.4
Electronic Equipment & Instruments	1.4
Food Products	2.0
Health Care Equipment & Supplies	1.2
Health Care Providers & Services	2.0
Household Durables	1.5
Household Products	1.5
Industrial Conglomerates	1.3
Insurance	2.8
Leisure Equipment & Products	0.9
Media	5.3
Metals & Mining	0.4
Multiline Retail	0.4
Oil, Gas & Consumable Fuels	3.9
Paper & Forest Products	2.1
Personal Products	1.6
Pharmaceuticals	2.7
Road & Rail	1.9
Semiconductors & Semiconductor Equipment	2.8
Specialty Retail	1.9
Thrifts & Mortgage Finance	2.1
U.S. Government Agency Obligations	12.3
U.S. Government Obligations	20.1
Short-Term Investments	4.4
Total	100.4%

See accompanying Notes to Financial Statements

5

TCW Diversified Value Fund

Schedule of Investments (Unaudited)	July 31, 2007

Number of
Shares		Value
	Common Stock
	Aerospace & Defense (2.4% of Net Assets)
409,709	Honeywell International, Inc.	23,562,365

	Automobiles (1.6%)
497,850	General Motors Corp.	16,130,340	†

	Biotechnology (1.3%)
1,297,300	Millennium Pharmaceuticals, Inc.	13,089,757	*†

	Capital Markets (3.9%)
142,300	Legg Mason, Inc.	12,807,000
339,700	Merrill Lynch & Co., Inc.	25,205,740
	Total Capital Markets	38,012,740

	Commercial Services & Supplies (0.8%)
211,600	Waste Management, Inc.	8,047,148

	Communications Equipment (2.4%)
1,997,200	Alcatel-Lucent (ADR)	23,167,520

	Computers & Peripherals (5.2%)
407,157	Hewlett-Packard Co.	18,741,437
296,500	International Business Machines Corp.	32,807,725
	Total Computers & Peripherals	51,549,162

	Consumer Finance (2.6%)
272,350	American Express Co.	15,943,369
136,700	Capital One Financial Corp.	9,672,892
	Total Consumer Finance	25,616,261

	Diversified Financial Services (5.1%)
422,000	Citigroup, Inc.	19,652,540
703,918	JPMorgan Chase & Co.	30,979,431
	Total Diversified Financial Services	50,631,971

1

	Diversified Telecommunication Services (6.0%)
797,800	AT&T, Inc.	31,241,848
3,266,900	Qwest Communications International, Inc.	27,866,657	*†
	Total Diversified Telecommunication Services	59,108,505

	Electric Utilities (2.0%)
459,850	American Electric Power Co., Inc.	19,998,876

	Electronic Equipment & Instruments (1.9%)
3,595,000	Solectron Corp.	13,517,200	*
136,125	Tyco Electronics, Ltd.	4,875,997	*
	Total Electronic Equipment & Instruments	18,393,197

	Food Products (2.8%)
837,400	Kraft Foods, Inc., Class A	27,424,850

	Health Care Equipment & Supplies (1.7%)
762,900	Boston Scientific Corp.	10,032,135	*†
163,825	Covidien, Ltd.	6,708,634	*
	Total Health Care Equipment & Supplies	16,740,769

	Health Care Providers & Services (3.1%)
379,800	Aetna, Inc.	18,256,986
2,380,150	Tenet Healthcare Corp.	12,329,177	*†
	Total Health Care Providers & Services	30,586,163

	Household Durables (2.0%)
379,000	Sony Corp. (ADR)	19,988,460

	Household Products (2.0%)
287,950	Kimberly-Clark Corp.	19,370,397

	Industrial Conglomerates (2.0%)
331,400	General Electric Co.	12,845,064
136,125	Tyco International, Ltd.	6,437,351
	Total Industrial Conglomerates	19,282,415

2

	Insurance (4.1%)
226,050	American International Group, Inc.	14,507,889
508,100	Travelers Cos., Inc. (The)	25,801,318
	Total Insurance	40,309,207

	Leisure Equipment & Products (1.3%)
552,700	Mattel, Inc.	12,662,357

	Media (7.9%)
531,281	Clear Channel Communications, Inc.	19,604,269
803,500	Comcast Corp., Class A	21,107,945	*
854,800	Interpublic Group of Cos., Inc. (The)	8,966,852	*†
1,455,150	Time Warner, Inc.	28,026,189
	Total Media	77,705,255

	Metals & Mining (0.6%)
143,800	Newmont Mining Corp.	6,003,650

	Multiline Retail (0.7%)
180,034	Macy’s, Inc.	6,493,826

	Oil, Gas & Consumable Fuels (5.4%)
333,700	Chevron Corp.	28,451,262
311,244	ConocoPhillips	25,160,965
	Total Oil, Gas & Consumable Fuels	53,612,227

	Paper & Forest Products (3.2%)
582,000	Louisiana-Pacific Corp.	10,778,640
648,000	MeadWestvaco Corp.	21,085,920
	Total Paper & Forest Products	31,864,560

	Personal Products (2.3%)
640,793	Avon Products, Inc.	23,074,956

	Pharmaceuticals (4.0%)
1,006,500	Pfizer, Inc.	23,662,815
519,900	Watson Pharmaceuticals, Inc.	15,815,358	*
	Total Pharmaceuticals	39,478,173

3

	Road & Rail (2.9%)
592,000	CSX Corp.	28,066,720

	Semiconductors & Semiconductor Equipment (4.1%)
1,284,900	Intel Corp.	30,349,338
1,341,800	LSI Corp.	9,660,960	*
	Total Semiconductors & Semiconductor Equipment	40,010,298

	Specialty Retail (2.8%)
873,300	Circuit City Stores, Inc.	10,392,270	†
552,400	Gap, Inc. (The)	9,501,280
306,100	Office Depot, Inc.	7,640,256	*
	Total Specialty Retail	27,533,806

	Thrifts & Mortgage Finance (2.9%)
479,700	Fannie Mae	28,705,248
	Total Common Stock (Cost: $829,657,209) (91.0%)	896,221,179

Principal
Amount
	Short-Term Investments ∧
761,730	Banco Bilbao Vizcaya Argentaria, S.A., 5.3%, due 08/10/07	761,730	**
1,269,541	Bank of America, 5.27%, due 08/17/07	1,269,541	**
2,539,082	Bank of America, 5.3%, due 09/17/07	2,539,082	**
507,816	Bank of Montreal, 5.31%, due 08/14/07	507,816	**
761,725	Bank of Nova Scotia, 5.29%, due 08/09/07	761,725	**
2,031,266	Bank of Nova Scotia, 5.29%, due 08/14/07	2,031,266	**
507,816	Barclays Bank PLC, 5.32%, due 09/04/07	507,816	**
1,269,559	Barclays Bank PLC, 5.325%, due 10/15/07	1,269,541	**
2,031,266	BNP Paribas, 5.275%, due 08/07/07	2,031,266	**
507,816	CAFCO Funding LLC, 5.294%, due 08/09/07	507,816	**
1,138,212	Calyon, 5.36%, due 08/01/07	1,138,212	**
1,269,541	Commonwealth Bank of Australia, 5.3%, due 09/05/07	1,269,541	**
2,031,266	Credit Suisse USA, Inc., 5.285%, due 08/23/07	2,031,266	**

4

507,816	Den Danske Bank, 5.287%, due 08/13/07	507,816	**
761,725	Fairway Finance Company LLC, 5.3%, due 08/24/07	761,725	**
2,539,082	Fifth Third Bancorp, 5.313%, due 08/01/07	2,539,082	**
507,816	General Electric Capital Corp., 5.277%, due 08/24/07	507,816	**
502,241	Jupiter Securitization Corp., 5.282%, due 08/02/07	502,241	**
507,816	Kitty Hawk Funding Corp., 5.294%, due 08/17/07	507,816	**
253,908	Lexington Parker Capital Co., 5.299%, due 08/09/07	253,908	**
494,807	Liberty Street Funding Corp., 5.297%, due 08/22/07	494,807	**
1,269,541	Lloyds TSB Bank, 5.28%, due 08/14/07	1,269,541	**
507,816	Lloyds TSB Bank, 5.3%, due 09/07/07	507,816	**
253,908	Morgan Stanley, 5.32%, due 08/01/07	253,908	**
1,005,597	Old Line Funding LLC, 5.291%, due 08/02/07	1,005,597	**
507,816	Old Line Funding LLC, 5.296%, due 08/02/07	507,816	**
507,816	Old Line Funding LLC, 5.297%, due 08/28/07	507,816	**
1,269,541	Rabobank Nederland, 5.28%, due 08/15/07	1,269,541	**
507,816	Rabobank Nederland, 5.29%, due 08/23/07	507,816	**
495,179	Ranger Funding, 5.296%, due 08/21/07	495,179	**
761,725	Ranger Funding, 5.302%, due 08/30/07	761,725	**
2,522,728	Ranger Funding, 5.304%, due 08/02/07	2,522,728	**
1,256,832	Ranger Funding, 5.327%, due 08/02/07	1,256,832	**
507,816	Sheffield Receivables Corp., 5.283%, due 08/03/07	507,816	**
1,015,633	Skandinaviska Enskilda Banken AB, 5.285%, due 08/21/07	1,015,633	**
94,673,195	State Street Bank & Trust Depository Reserve, 3.64%	94,673,195
2,539,082	Sun Trust Bank, 5.265%, due 08/01/07	2,539,082	**
1,269,588	Toronto Dominion Bank, 5.32%, due 10/03/07	1,269,541	**
1,269,541	UBS AG, 5.285%, due 08/16/07	1,269,541	**
1,777,358	UBS AG, 5.29%, due 08/02/07	1,777,358	**
1,269,541	UBS AG, 5.3%, due 09/10/07	1,269,541	**
507,816	Variable Funding Capital Co., 5.29%, due 08/07/07	507,816	**
507,816	Variable Funding Capital Co., 5.292%, due 08/02/07	507,816	**
	Total Short-Term Investments (Cost: $138,905,483) (14.1%)	138,905,483

5

Total Investments (Cost: $968,562,692) (105.1%)	1,035,126,662
Liabilities in Excess of Other Assets (-5.1%)	(49,927,941)
Net Assets (100.0%)	$985,198,721

Notes to the Schedule of Investments:

ADR	-	American Depositary Receipt. Shares of a foreign based corporation held in U.S. banks entitling the shareholder to all dividends and capital gains.

*		Non-income producing.

**		Represents investment of security lending collateral (Note 3).

†		Security partially or fully lent (Note 3).

∧		Short-Term Investments consist of Certificate of Deposits, Commercial Papers, Discount Notes, and Time Deposits.

Investments by Industry (Unaudited)

Industry	Percentage of Net Assets
Aerospace & Defense	2.4%
Automobiles	1.6
Biotechnology	1.3
Capital Markets	3.9
Commercial Services & Supplies	0.8
Communications Equipment	2.4
Computers & Peripherals	5.2
Consumer Finance	2.6
Diversified Financial Services	5.1
Diversified Telecommunication Services	6.0
Electric Utilities	2.0
Electronic Equipment & Instruments	1.9
Food Products	2.8
Health Care Equipment & Supplies	1.7
Health Care Providers & Services	3.1
Household Durables	2.0
Household Products	2.0
Industrial Conglomerates	2.0
Insurance	4.1
Leisure Equipment & Products	1.3
Media	7.9
Metals & Mining	0.6
Multiline Retail	0.7
Oil, Gas & Consumable Fuels	5.4
Paper & Forest Products	3.2
Personal Products	2.3
Pharmaceuticals	4.0
Road & Rail	2.9
Semiconductors & Semiconductor Equipment	4.1
Specialty Retail	2.8
Thrifts & Mortgage Finance	2.9
Short-Term Investments	14.1
Total	105.1%

See accompanying Notes to Financial Statements

6

TCW Dividend Focused Fund

Schedule of Investments (Unaudited)	July 31, 2007

Number of
Shares		Value
	Common Stock
	Aerospace & Defense (1.5% of Net Assets)
442,100	Honeywell International, Inc.	25,425,170

	Automobiles (1.6%)
876,300	General Motors Corp.	28,392,120	†

	Capital Markets (2.8%)
545,500	Blackstone Group LP (The)	13,097,455	*†
472,900	Merrill Lynch & Co., Inc.	35,089,180
	Total Capital Markets	48,186,635

	Chemicals (4.0%)
1,080,400	Du Pont (E.I.) de Nemours & Co.	50,487,092
428,000	Lyondell Chemical Co.	19,217,200
	Total Chemicals	69,704,292

	Commercial Services & Supplies (1.4%)
625,400	Waste Management, Inc.	23,783,962

	Communications Equipment (3.0%)
2,821,000	Alcatel-Lucent (ADR)	32,723,600	†
691,900	Nokia Oyj (ADR)	19,816,016
	Total Communications Equipment	52,539,616

	Computers & Peripherals (4.7%)
737,300	Hewlett-Packard Co.	33,937,919
434,000	International Business Machines Corp.	48,022,100
	Total Computers & Peripherals	81,960,019

	Consumer Finance (1.1%)
262,900	Capital One Financial Corp.	18,602,804	†

	Containers & Packaging (2.5%)
1,688,500	Packaging Corp. of America	43,090,520

1

	Diversified Financial Services (5.2%)
1,019,700	Citigroup, Inc.	47,487,429
976,700	JPMorgan Chase & Co.	42,984,567
	Total Diversified Financial Services	90,471,996

	Diversified Telecommunication Services (8.5%)
1,356,800	AT&T, Inc.	53,132,288
1,330,204	BCE, Inc.	50,334,919	†
2,139,700	Qwest Communications International, Inc.	18,251,641	*†
1,844,654	Windstream Corp.	25,382,439
	Total Diversified Telecommunication Services	147,101,287

	Electric Utilities (2.2%)
864,300	American Electric Power Co., Inc.	37,588,407

	Food Products (4.7%)
1,500,900	Kraft Foods, Inc., Class A	49,154,475
2,005,100	Sara Lee Corp.	31,780,835
	Total Food Products	80,935,310

	Health Care Providers & Services (2.6%)
610,200	Aetna, Inc.	29,332,314
3,198,185	Tenet Healthcare Corp.	16,566,598	*†
	Total Health Care Providers & Services	45,898,912

	Household Durables (1.2%)
387,100	Sony Corp. (ADR)	20,415,654

	Household Products (2.0%)
513,800	Kimberly-Clark Corp.	34,563,326	†

	Industrial Conglomerates (2.3%)
1,032,300	General Electric Co.	40,011,948

	Insurance (4.8%)
347,600	American International Group, Inc.	22,308,968	†
443,700	Chubb Corp. (The)	22,366,917

2

765,900	Travelers Cos., Inc. (The)	38,892,402
	Total Insurance	83,568,287

	Leisure Equipment & Products (1.3%)
1,018,800	Mattel, Inc.	23,340,708

	Media (4.6%)
737,600	Clear Channel Communications, Inc.	27,217,440
806,250	Comcast Corp., Class A	21,180,188	*
1,438,000	Regal Entertainment Group, Class A	30,758,820	†
	Total Media	79,156,448

	Multiline Retail (0.5%)
252,692	Macy’s, Inc.	9,114,601

	Oil, Gas & Consumable Fuels (5.2%)
568,300	Chevron Corp.	48,453,258	†
507,300	ConocoPhillips	41,010,132
	Total Oil, Gas & Consumable Fuels	89,463,390

	Paper & Forest Products (2.9%)
1,065,700	Louisiana-Pacific Corp.	19,736,764
935,600	MeadWestvaco Corp.	30,444,424
	Total Paper & Forest Products	50,181,188

	Personal Products (2.0%)
949,300	Avon Products, Inc.	34,184,293

	Pharmaceuticals (3.7%)
1,771,100	Pfizer, Inc.	41,638,561
730,600	Watson Pharmaceuticals, Inc.	22,224,852	*
	Total Pharmaceuticals	63,863,413

	Real Estate Investment Trust (REITs) (2.2%)
1,005,200	CapitalSource, Inc.	19,098,800	†
778,900	Crescent Real Estate Equities Co.	17,587,562
55,210	Hospitality Properties Trust	2,117,856
	Total Real Estate Investment Trust (REITs)	38,804,218

3

	Road & Rail (3.6%)
811,600	CSX Corp.	38,477,956
203,100	Union Pacific Corp.	24,197,334
	Total Road & Rail	62,675,290

	Semiconductors & Semiconductor Equipment (2.7%)
2,001,900	Intel Corp.	47,284,878

	Specialty Retail (1.3%)
1,123,300	Circuit City Stores, Inc.	13,367,270
548,300	Gap, Inc. (The)	9,430,760
	Total Specialty Retail	22,798,030

	Textiles, Apparel & Luxury Goods (0.5%)
297,500	Hanesbrands, Inc.	9,225,475	*

	Thrifts & Mortgage Finance (4.3%)
848,600	Fannie Mae	50,780,224
1,497,800	New York Community Bancorp, Inc.	24,309,294
	Total Thrifts & Mortgage Finance	75,089,518

	Wireless Telecommunication Services (1.6%)
416,200	Alltel Corp.	27,448,390
	Total Common Stock (Cost: $1,382,124,953) (92.5%)	1,604,870,105

Principal
Amount
	Short-Term Investments ∧
4,156,376	Banco Bilbao Vizcaya Argentaria, S.A., 5.3%, due 08/10/07	4,156,380	**
6,927,294	Bank of America, 5.27%, due 08/17/07	6,927,294	**
13,854,587	Bank of America, 5.3%, due 09/17/07	13,854,587	**
2,770,917	Bank of Montreal, 5.31%, due 08/14/07	2,770,917	**
4,156,376	Bank of Nova Scotia, 5.29%, due 08/09/07	4,156,376	**
11,083,670	Bank of Nova Scotia, 5.29%, due 08/14/07	11,083,670	**
2,770,917	Barclays Bank PLC, 5.32%, due 09/04/07	2,770,917	**
6,927,391	Barclays Bank PLC, 5.325%, due 10/15/07	6,927,294	**

4

11,083,670	BNP Paribas, 5.275%, due 08/07/07	11,083,670	**
2,770,917	CAFCO Funding LLC, 5.294%, due 08/09/07	2,770,917	**
6,210,694	Calyon, 5.36%, due 08/01/07	6,210,694	**
6,927,294	Commonwealth Bank of Australia, 5.3%, due 09/05/07	6,927,294	**
11,083,670	Credit Suisse USA, Inc., 5.285%, due 08/23/07	11,083,670	**
2,770,917	Den Danske Bank, 5.287%, due 08/13/07	2,770,917	**
4,156,376	Fairway Finance Company LLC, 5.3%, due 08/24/07	4,156,376	**
13,854,587	Fifth Third Bancorp, 5.313%, due 08/01/07	13,854,587	**
2,770,917	General Electric Capital Corp., 5.277%, due 08/24/07	2,770,917	**
2,740,495	Jupiter Securitization Corp., 5.282%, due 08/02/07	2,740,495	**
2,770,917	Kitty Hawk Funding Corp., 5.294%, due 08/17/07	2,770,917	**
1,385,459	Lexington Parker Capital Co., 5.299%, due 08/09/07	1,385,459	**
2,699,932	Liberty Street Funding Corp., 5.297%, due 08/22/07	2,699,932	**
6,927,294	Lloyds TSB Bank, 5.28%, due 08/14/07	6,927,294	**
2,770,917	Lloyds TSB Bank, 5.3%, due 09/07/07	2,770,917	**
1,385,459	Morgan Stanley, 5.32%, due 08/01/07	1,385,459	**
5,487,075	Old Line Funding LLC, 5.291%, due 08/02/07	5,487,075	**
2,770,917	Old Line Funding LLC, 5.296%, due 08/02/07	2,770,917	**
2,770,917	Old Line Funding LLC, 5.297%, due 08/28/07	2,770,917	**
6,927,294	Rabobank Nederland, 5.28%, due 08/15/07	6,927,294	**
2,770,917	Rabobank Nederland, 5.29%, due 08/23/07	2,770,917	**
2,701,960	Ranger Funding, 5.296%, due 08/21/07	2,701,960	**
4,156,376	Ranger Funding, 5.302%, due 08/30/07	4,156,376	**
13,765,348	Ranger Funding, 5.304%, due 08/02/07	13,765,348	**
6,857,944	Ranger Funding, 5.327%, due 08/02/07	6,857,944	**
2,770,917	Sheffield Receivables Corp., 5.283%, due 08/03/07	2,770,917	**
5,541,835	Skandinaviska Enskilda Banken AB, 5.285%, due 08/21/07	5,541,835	**
138,443,360	State Street Bank & Trust Depository Reserve, 3.64%	138,443,360
13,854,587	Sun Trust Bank, 5.265%, due 08/01/07	13,854,587	**
6,927,550	Toronto Dominion Bank, 5.32%, due 10/03/07	6,927,294	**
6,927,294	UBS AG, 5.285%, due 08/16/07	6,927,294	**
9,698,211	UBS AG, 5.29%, due 08/02/07	9,698,211	**
6,927,294	UBS AG, 5.3%, due 09/10/07	6,927,294	**
2,770,917	Variable Funding Capital Co., 5.29%, due 08/07/07	2,770,917	**

5

2,770,917	Variable Funding Capital Co., 5.292%, due 08/02/07	2,770,917	**
	Total Short-Term Investments (Cost: $379,798,324) (21.9%)	379,798,324

	Total Investments (Cost: $1,761,923,277) (114.4%)	1,984,668,429
	Liabilities in Excess of Other Assets (-14.4%)	(249,794,213)
	Net Assets (100.0%)	$1,734,874,216

Notes to the Schedule of Investments:

ADR	-	American Depositary Receipt. Shares of a foreign based corporation held in U.S. banks entitling the shareholder to all dividends and capital gains.

*		Non-income producing.

**		Represents investment of security lending collateral (Note 3).

†		Security partially or fully lent (Note 3).

∧		Short-Term Investments consist of Certificate of Deposits, Commercial Papers, Discount Notes, and Time Deposits.

Investments by Industry (Unaudited)

Industry	Percentage of Net Assets
Aerospace & Defense	1.5%
Automobiles	1.6
Capital Markets	2.8
Chemicals	4.0
Commercial Services & Supplies	1.4
Communications Equipment	3.0
Computers & Peripherals	4.7
Consumer Finance	1.1
Containers & Packaging	2.5
Diversified Financial Services	5.2
Diversified Telecommunication Services	8.5
Electric Utilities	2.2
Food Products	4.7
Health Care Providers & Services	2.6
Household Durables	1.2
Household Products	2.0
Industrial Conglomerates	2.3
Insurance	4.8
Leisure Equipment & Products	1.3
Media	4.6
Multiline Retail	0.5
Oil, Gas & Consumable Fuels	5.2
Paper & Forest Products	2.9
Personal Products	2.0
Pharmaceuticals	3.7
Real Estate Investment Trust (REITs)	2.2
Road & Rail	3.6
Semiconductors & Semiconductor Equipment	2.7
Specialty Retail	1.3
Textiles, Apparel & Luxury Goods	0.5
Thrifts & Mortgage Finance	4.3
Wireless Telecommunication Services	1.6
Short-Term Investments	21.9
Total	114.4%

See accompanying Notes to Financial Statements

6

TCW Equities Fund

Schedule of Investments (Unaudited)	July 31, 2007

Number of
Shares		Value
	Common Stock
	Aerospace & Defense (5.3% of Net Assets)
21,860	Honeywell International, Inc.	1,257,169
17,365	Lockheed Martin Corp.	1,710,105
14,440	Northrop Grumman Corp.	1,098,884
	Total Aerospace & Defense	4,066,158

	Air Freight & Logistics (2.9%)
10,070	FedEx Corp.	1,115,152
14,262	United Parcel Service, Inc., Class B	1,079,919
	Total Air Freight & Logistics	2,195,071

	Capital Markets (2.5%)
3,364	Goldman Sachs Group, Inc.	633,576
9,100	Merrill Lynch & Co., Inc.	675,220
28,730	The Charles Schwab Corp.	578,335
	Total Capital Markets	1,887,131

	Chemicals (5.1%)
25,265	Air Products & Chemicals, Inc.	2,182,138
26,852	Ecolab, Inc.	1,130,738
7,350	Praxair, Inc.	563,157
	Total Chemicals	3,876,033

	Commercial Banks (2.5%)
56,467	Wells Fargo & Co.	1,906,891

	Communications Equipment (2.3%)
25,800	Corning, Inc.	615,072	*
17,450	Motorola, Inc.	296,475
29,000	Nokia Oyj (ADR)	830,560
	Total Communications Equipment	1,742,107

	Diversified Financial Services (7.6%)
23,100	CIT Group, Inc.	951,258
56,087	Citigroup, Inc.	2,611,972
50,208	JPMorgan Chase & Co.	2,209,654
	Total Diversified Financial Services	5,772,884

1

	Electric Utilities (1.4%)
15,180	Exelon Corp.	1,064,877

	Electrical Equipment (2.9%)
46,540	Emerson Electric Co.	2,190,638

	Energy & Oil Services (1.9%)
17,900	Baker Hughes, Inc.	1,414,995

	Energy Equipment & Services (8.1%)
34,885	Halliburton Co.	1,256,558
16,895	Noble Corp.	1,731,062	†
10,160	Schlumberger, Ltd.	962,355
20,544	Transocean, Inc.	2,207,453	*
	Total Energy Equipment & Services	6,157,428

	Food & Staples Retailing (2.5%)
6,575	Costco Wholesale Corp.	393,185
46,435	Sysco Corp.	1,480,348
	Total Food & Staples Retailing	1,873,533

	Food Products (1.5%)
45,900	Conagra Foods, Inc.	1,163,565

	Health Care Equipment & Supplies (0.9%)
52,700	Boston Scientific Corp.	693,005	*

	Health Care Providers & Services (5.7%)
34,100	Cardinal Health, Inc.	2,241,393
22,775	McKesson Corp.	1,315,484
16,200	UnitedHealth Group, Inc.	784,566
	Total Health Care Providers & Services	4,341,443

	Household Durables (3.8%)
119,900	D.R. Horton, Inc.	1,956,768	†

2

48,675	Pulte Homes, Inc.	941,374	†
	Total Household Durables	2,898,142

	Household Products (3.3%)
40,800	Procter & Gamble Co. (The)	2,523,888

	Industrial Conglomerates (3.9%)
8,635	3M Co.	767,824
56,440	General Electric Co.	2,187,614
	Total Industrial Conglomerates	2,955,438

	Insurance (7.8%)
9,875	Allstate Corp.	524,856
49,050	American International Group, Inc.	3,148,029
12,650	Hartford Financial Services Group	1,162,155
39,580	Marsh & McLennan Cos., Inc.	1,090,429
	Total Insurance	5,925,469

	Machinery (5.2%)
30,485	Danaher Corp.	2,276,620
23,200	Flowserve Corp.	1,676,664
	Total Machinery	3,953,284

	Metals & Mining (1.0%)
7,000	Allegheny Technologies, Inc.	734,510	†

	Multiline Retail (1.7%)
21,500	Kohl’s Corp.	1,307,200	*

	Oil, Gas & Consumable Fuels (7.0%)
6,800	Apache Corp.	549,712
41,271	Exxon Mobil Corp.	3,513,400
11,670	Peabody Energy Corp.	493,174
11,715	Valero Energy Corp.	785,022
	Total Oil, Gas & Consumable Fuels	5,341,308

	Road & Rail (1.6%)
12,200	CSX Corp.	578,402

3

12,505	Norfolk Southern Corp.	672,519
	Total Road & Rail	1,250,921

	Semiconductors & Semiconductor Equipment (2.7%)
57,700	Texas Instruments, Inc.	2,030,463

	Specialty Retail (3.9%)
40,635	Best Buy Co., Inc.	1,811,915	†
40,300	Lowe’s Companies, Inc.	1,128,803
	Total Specialty Retail	2,940,718

	Thrifts & Mortgage Finance (2.6%)
71,490	Countrywide Financial Corp.	2,013,873	†
	Total Common Stock (Cost: $61,771,651) (97.6%)	74,220,973

Principal
Amount
	Short-Term Investments ∧
129,171	Banco Bilbao Vizcaya Argentaria, S.A., 5.3%, due 08/10/07	129,171	**
215,273	Bank of America, 5.27%, due 08/17/07	215,273	**
430,547	Bank of America, 5.3%, due 09/17/07	430,547	**
86,109	Bank of Montreal, 5.31%, due 08/14/07	86,109	**
129,164	Bank of Nova Scotia, 5.29%, due 08/09/07	129,164	**
344,438	Bank of Nova Scotia, 5.29%, due 08/14/07	344,438	**
86,109	Barclays Bank PLC, 5.32%, due 09/04/07	86,109	**
215,276	Barclays Bank PLC, 5.325%, due 10/15/07	215,273	**
344,438	BNP Paribas, 5.275%, due 08/07/07	344,438	**
86,109	CAFCO Funding LLC, 5.294%, due 08/09/07	86,109	**
193,004	Calyon, 5.36%, due 08/01/07	193,004	**
215,273	Commonwealth Bank of Australia, 5.3%, due 09/05/07	215,273	**
344,438	Credit Suisse USA, Inc., 5.285%, due 08/23/07	344,438	**
86,109	Den Danske Bank, 5.287%, due 08/13/07	86,109	**
129,164	Fairway Finance Company LLC, 5.3%, due 08/24/07	129,164	**
430,547	Fifth Third Bancorp, 5.313%, due 08/01/07	430,547	**
86,109	General Electric Capital Corp., 5.277%, due 08/24/07	86,109	**

4

85,164	Jupiter Securitization Corp., 5.282%, due 08/02/07	85,164	**
86,109	Kitty Hawk Funding Corp., 5.294%, due 08/17/07	86,109	**
43,055	Lexington Parker Capital Co., 5.299%, due 08/09/07	43,055	**
83,903	Liberty Street Funding Corp., 5.297%, due 08/22/07	83,903	**
215,273	Lloyds TSB Bank, 5.28%, due 08/14/07	215,273	**
86,109	Lloyds TSB Bank, 5.3%, due 09/07/07	86,109	**
43,055	Morgan Stanley, 5.32%, due 08/01/07	43,055	**
170,517	Old Line Funding LLC, 5.291%, due 08/02/07	170,517	**
86,109	Old Line Funding LLC, 5.296%, due 08/02/07	86,109	**
86,109	Old Line Funding LLC, 5.297%, due 08/28/07	86,109	**
215,273	Rabobank Nederland, 5.28%, due 08/15/07	215,273	**
86,109	Rabobank Nederland, 5.29%, due 08/23/07	86,109	**
83,966	Ranger Funding, 5.296%, due 08/21/07	83,966	**
129,164	Ranger Funding, 5.302%, due 08/30/07	129,164	**
427,774	Ranger Funding, 5.304%, due 08/02/07	427,774	**
213,118	Ranger Funding, 5.327%, due 08/02/07	213,118	**
86,109	Sheffield Receivables Corp., 5.283%, due 08/03/07	86,109	**
172,219	Skandinaviska Enskilda Banken AB, 5.285%, due 08/21/07	172,219	**
2,008,708	State Street Bank & Trust Depository Reserve, 3.64%	2,008,708
430,547	Sun Trust Bank, 5.265%, due 08/01/07	430,547	**
215,281	Toronto Dominion Bank, 5.32%, due 10/03/07	215,273	**
215,273	UBS AG, 5.285%, due 08/16/07	215,273	**
301,383	UBS AG, 5.29%, due 08/02/07	301,383	**
215,273	UBS AG, 5.3%, due 09/10/07	215,273	**
86,109	Variable Funding Capital Co., 5.29%, due 08/07/07	86,109	**
86,109	Variable Funding Capital Co., 5.292%, due 08/02/07	86,109	**
	Total Short-Term Investments (Cost: $9,509,085) (12.5%)	9,509,085

	Total Investments (Cost: $71,280,736) (110.1%)	83,730,058
	Liabilities in Excess of Other Assets (-10.1%)	(7,681,010)
	Net Assets (100.0%)	$76,049,048

5

Notes to the Schedule of Investments:

ADR	-	American Depositary Receipt. Shares of a foreign based corporation held in U.S. banks entitling the shareholder to all dividends and capital gains.

*		Non-income producing.

**		Represents investment of security lending collateral (Note 3).

†		Security partially or fully lent (Note 3).

∧		Short-Term Investments consist of Certificate of Deposits, Commercial Papers, Discount Notes, and Time Deposits.

Investments by Industry (Unaudited)

Industry	Percentage of Net Assets
Aerospace & Defense	5.3%
Air Freight & Logistics	2.9
Capital Markets	2.5
Chemicals	5.1
Commercial Banks	2.5
Communications Equipment	2.3
Diversified Financial Services	7.6
Electric Utilities	1.4
Electrical Equipment	2.9
Energy & Oil Services	1.9
Energy Equipment & Services	8.1
Food & Staples Retailing	2.5
Food Products	1.5
Health Care Equipment & Supplies	0.9
Health Care Providers & Services	5.7
Household Durables	3.8
Household Products	3.3
Industrial Conglomerates	3.9
Insurance	7.8
Machinery	5.2
Metals & Mining	1.0
Multiline Retail	1.7
Oil, Gas & Consumable Fuels	7.0
Road & Rail	1.6
Semiconductors & Semiconductor Equipment	2.7
Specialty Retail	3.9
Thrifts & Mortgage Finance	2.6
Short-Term Investments	12.5
Total	110.1%

See accompanying Notes to Financial Statements

6

TCW Focused Equities Fund

Schedule of Investments (Unaudited)	July 31, 2007

Number of
Shares		Value
	Common Stock
	Aerospace & Defense (7.7% of Net Assets)
20,300	Honeywell International, Inc.	1,167,453
12,000	Lockheed Martin Corp.	1,181,760
12,705	Northrop Grumman Corp.	966,851
	Total Aerospace & Defense	3,316,064

	Chemicals (4.6%)
11,660	Air Products & Chemicals, Inc.	1,007,074
23,265	Ecolab, Inc.	979,689
	Total Chemicals	1,986,763

	Communications Equipment (2.1%)
31,500	Nokia Oyj (ADR)	902,160

	Diversified Financial Services (5.6%)
18,300	CIT Group, Inc.	753,594
15,050	Citigroup, Inc.	700,879
21,225	JPMorgan Chase & Co.	934,112
	Total Diversified Financial Services	2,388,585

	Electric Utilities (2.3%)
14,165	Exelon Corp.	993,675

	Electrical Equipment (3.5%)
32,110	Emerson Electric Co.	1,511,418

	Energy Equipment & Services (12.9%)
29,960	Halliburton Co.	1,079,159
17,420	Noble Corp.	1,784,853	†
11,035	Schlumberger, Ltd.	1,045,235
14,872	Transocean, Inc.	1,597,996	*
	Total Energy Equipment & Services	5,507,243

	Food & Staples Retailing (3.4%)
45,610	Sysco Corp.	1,454,047

1

	Food Products (2.5%)
42,224	Conagra Foods, Inc.	1,070,378

	Health Care Providers & Services (7.3%)
24,000	Cardinal Health, Inc.	1,577,520
10,390	McKesson Corp.	600,126
19,300	UnitedHealth Group, Inc.	934,699
	Total Health Care Providers & Services	3,112,345

	Household Durables (5.2%)
77,800	D.R. Horton, Inc.	1,269,696	†
50,295	Pulte Homes, Inc.	972,705	†
	Total Household Durables	2,242,401

	Household Products (4.1%)
28,200	Procter & Gamble Co. (The)	1,744,452

	Industrial Conglomerates (2.8%)
31,205	General Electric Co.	1,209,506

	Insurance (6.7%)
26,650	American International Group, Inc.	1,710,397
42,050	Marsh & McLennan Cos., Inc.	1,158,478
	Total Insurance	2,868,875

	Machinery (3.7%)
21,450	Danaher Corp.	1,601,886

	Multiline Retail (3.1%)
22,070	Kohl's Corp.	1,341,856	*

	Oil, Gas & Consumable Fuels (5.3%)
9,700	Apache Corp.	784,148
17,240	Exxon Mobil Corp.	1,467,641
	Total Oil, Gas & Consumable Fuels	2,251,789

2

	Road & Rail (2.6%)
13,700	CSX Corp.	649,517
8,170	Norfolk Southern Corp.	439,383
	Total Road & Rail	1,088,900

	Semiconductors & Semiconductor Equipment (4.1%)
49,800	Texas Instruments, Inc.	1,752,462

	Specialty Retail (3.4%)
32,645	Best Buy Co., Inc.	1,455,641	†

	Thrifts & Mortgage Finance (2.9%)
44,300	Countrywide Financial Corp.	1,247,931	†
	Total Common Stock (Cost: $37,736,428) (95.8%)	41,048,377

Principal
Amount
	Short-Term Investments ∧
116,422	Banco Bilbao Vizcaya Argentaria, S.A., 5.3%, due 08/10/07	116,422	**
194,038	Bank of America, 5.27%, due 08/17/07	194,038	**
388,076	Bank of America, 5.3%, due 09/17/07	388,076	**
77,615	Bank of Montreal, 5.31%, due 08/14/07	77,615	**
116,423	Bank of Nova Scotia, 5.29%, due 08/09/07	116,423	**
310,461	Bank of Nova Scotia, 5.29%, due 08/14/07	310,461	**
77,615	Barclays Bank PLC, 5.32%, due 09/04/07	77,615	**
194,041	Barclays Bank PLC, 5.325%, due 10/15/07	194,038	**
310,461	BNP Paribas, 5.275%, due 08/07/07	310,461	**
77,615	CAFCO Funding LLC, 5.294%, due 08/09/07	77,615	**
173,966	Calyon, 5.36%, due 08/01/07	173,966	**
194,038	Commonwealth Bank of Australia, 5.3%, due 09/05/07	194,038	**
310,461	Credit Suisse USA, Inc., 5.285%, due 08/23/07	310,461	**
77,615	Den Danske Bank, 5.287%, due 08/13/07	77,615	**
116,423	Fairway Finance Company LLC, 5.3%, due 08/24/07	116,423	**
388,076	Fifth Third Bancorp, 5.313%, due 08/01/07	388,076	**
77,615	General Electric Capital Corp., 5.277%, due 08/24/07	77,615	**
76,763	Jupiter Securitization Corp., 5.282%, due 08/02/07	76,763	**

3

77,615	Kitty Hawk Funding Corp., 5.294%, due 08/17/07	77,615	**
38,808	Lexington Parker Capital Co., 5.299%, due 08/09/07	38,808	**
75,627	Liberty Street Funding Corp., 5.297%, due 08/22/07	75,627	**
194,038	Lloyds TSB Bank, 5.28%, due 08/14/07	194,038	**
77,615	Lloyds TSB Bank, 5.3%, due 09/07/07	77,615	**
38,808	Morgan Stanley, 5.32%, due 08/01/07	38,808	**
153,696	Old Line Funding LLC, 5.291%, due 08/02/07	153,696	**
77,615	Old Line Funding LLC, 5.296%, due 08/02/07	77,615	**
77,615	Old Line Funding LLC, 5.297%, due 08/28/07	77,615	**
194,038	Rabobank Nederland, 5.28%, due 08/15/07	194,038	**
77,615	Rabobank Nederland, 5.29%, due 08/23/07	77,615	**
75,684	Ranger Funding, 5.296%, due 08/21/07	75,684	**
116,423	Ranger Funding, 5.302%, due 08/30/07	116,423	**
385,576	Ranger Funding, 5.304%, due 08/02/07	385,576	**
192,095	Ranger Funding, 5.327%, due 08/02/07	192,095	**
77,615	Sheffield Receivables Corp., 5.283%, due 08/03/07	77,615	**
155,230	Skandinaviska Enskilda Banken AB, 5.285%, due 08/21/07	155,230	**
2,051,968	State Street Bank & Trust Depository Reserve, 3.64%	2,051,968
388,076	Sun Trust Bank, 5.265%, due 08/01/07	388,076	**
194,045	Toronto Dominion Bank, 5.32%, due 10/03/07	194,038	**
194,038	UBS AG, 5.285%, due 08/16/07	194,038	**
271,653	UBS AG, 5.29%, due 08/02/07	271,653	**
194,038	UBS AG, 5.3%, due 09/10/07	194,038	**
77,615	Variable Funding Capital Co., 5.29%, due 08/07/07	77,615	**
77,615	Variable Funding Capital Co., 5.292%, due 08/02/07	77,615	**
	Total Short-Term Investments (Cost: $8,812,475) (20.6%)	8,812,475

	Total Investments (Cost: $46,548,903) (116.4%)	49,860,852
	Liabilities in Excess of Other Assets (-16.4%)	(7,014,787)
	Net Assets (100.0%)	$42,846,065

4

Notes to the Schedule of Investments:

ADR	-	American Depositary Receipt. Shares of a foreign based corporation held in U.S. banks entitling the shareholder to all dividends and capital gains.

*		Non-income producing.

**		Represents investment of security lending collateral (Note 3).

†		Security partially or fully lent (Note 3).

∧		Short-Term Investments consist of Certificate of Deposits, Commercial Papers, Discount Notes, and Time Deposits.

Investments by Industry (Unaudited)

Percentage of
Industry	Net Assets
Aerospace & Defense	7.7%
Chemicals	4.6
Communications Equipment	2.1
Diversified Financial Services	5.6
Electric Utilities	2.3
Electrical Equipment	3.5
Energy Equipment & Services	12.9
Food & Staples Retailing	3.4
Food Products	2.5
Health Care Providers & Services	7.3
Household Durables	5.2
Household Products	4.1
Industrial Conglomerates	2.8
Insurance	6.7
Machinery	3.7
Multiline Retail	3.1
Oil, Gas & Consumable Fuels	5.3
Road & Rail	2.6
Semiconductors & Semiconductor Equipment	4.1
Specialty Retail	3.4
Thrifts & Mortgage Finance	2.9
Short-Term Investments	20.6
Total	116.4%

See accompanying Notes to Financial Statements

5

TCW Growth Equities Fund

Schedule of Investments (Unaudited)	July 31, 2007

Number of
Shares		Value
	Common Stock
	Aerospace & Defense (2.3% of Net Assets)
6,400	Precision Castparts Corp.	877,184

	Beverages (2.0%)
18,500	Hansen Natural Corp.	750,175	*

	Biotechnology (2.0%)
17,300	CV Therapeutics, Inc.	171,443	*†
7,200	InterMune, Inc.	153,720	*†
13,000	Vertex Pharmaceuticals, Inc.	419,900	*
	Total Biotechnology	745,063

	Capital Markets (4.9%)
6,300	Affiliated Managers Group, Inc.	711,900	*†
5,400	GFI Group, Inc.	402,408	*†
13,200	MF Global, Ltd.	329,076	*†
7,800	T. Rowe Price Group, Inc.	406,614
	Total Capital Markets	1,849,998

	Commercial Services & Supplies (7.5%)
11,300	Advisory Board Co.	581,837	*
11,550	Corporate Executive Board Co.	778,701
14,950	Monster Worldwide, Inc.	581,406	*
27,500	Resources Connection, Inc.	892,925	*
	Total Commercial Services & Supplies	2,834,869

	Communications Equipment (3.7%)
16,900	Infinera Corp.	385,320	*†
4,800	Research In Motion, Ltd.	1,027,200	*
	Total Communications Equipment	1,412,520

	Computers & Peripherals (1.3%)
67,200	Brocade Communications Systems, Inc.	473,088	*†

	Construction & Engineering (2.7%)
9,100	Foster Wheeler, Ltd.	1,022,749	*

1

	Diversified Consumer Services (2.4%)
6,000	Strayer Education, Inc.	909,180	†

	Diversified Financial Services (1.0%)
2,500	IntercontinentalExchange, Inc.	377,825	*

	Diversified Telecommunication Services (1.8%)
24,300	Cogent Communications Group, Inc.	696,924	*†

	Electrical Equipment (1.3%)
16,200	Energy Conversion Devices, Inc.	483,570	*†

	Energy Equipment & Services (12.9%)
17,421	Compagnie Generale de Geophysique - Veritas (CGG-Veritas) (ADR)	878,889	*†
6,800	Core Laboratories N.V.	731,884	*
12,200	FMC Technologies, Inc.	1,116,544	*
14,600	Oceaneering International, Inc.	819,936	*
21,200	Smith International, Inc.	1,301,892
	Total Energy Equipment & Services	4,849,145

	Health Care Equipment & Supplies (5.2%)
5,800	Intuitive Surgical, Inc.	1,233,138	*†
10,400	Palomar Medical Technologies, Inc.	332,072	*†
20,100	Thoratec Corp.	390,141	*†
	Total Health Care Equipment & Supplies	1,955,351

	Health Care Technology (1.5%)
10,700	Cerner Corp.	565,709	*†

	Hotels, Restaurants & Leisure (10.1%)
10,200	Chipotle Mexican Grill, Inc., Class B	828,546	*
26,400	Ctrip.com International, Ltd. (ADR)	1,017,720
14,000	Home Inns & Hotels Management, Inc. (ADR)	425,320	*†
21,000	P.F. Chang’s China Bistro, Inc.	687,540	*†
8,700	Wynn Resorts, Ltd.	840,072
	Total Hotels, Restaurants & Leisure	3,799,198

2

	Insurance (3.7%)
24,700	eHealth, Inc.	484,614	*
24,400	National Interstate Corp.	622,200
11,700	Security Capital Assurance, Ltd.	271,206
	Total Insurance	1,378,020

	Internet & Catalog Retail (1.1%)
23,100	Netflix, Inc.	398,013	*†

	Internet Software & Services (3.4%)
13,200	Akamai Technologies, Inc.	448,272	*
4,100	Baidu.com, Inc. (ADR)	828,118	*†
	Total Internet Software & Services	1,276,390

	IT Services (3.1%)
14,300	Cognizant Technology Solutions Corp., Class A	1,158,014	*

	Machinery (3.5%)
7,700	Flowserve Corp.	556,479
15,800	Joy Global, Inc.	781,942
	Total Machinery	1,338,421

	Media (1.7%)
15,200	Focus Media Holding, Ltd. (ADR)	627,912	*†

	Metals & Mining (1.9%)
7,000	Allegheny Technologies, Inc.	734,510	†

	Personal Products (1.4%)
19,300	Bare Escentuals, Inc.	544,453	*†

	Semiconductors & Semiconductor Equipment (6.6%)
16,400	Cavium Networks, Inc.	389,500	*
11,665	Hittite Microwave Corp.	469,166	*
20,400	Linear Technology Corp.	727,260	†

3

50,300	Marvell Technology Group, Ltd.	905,400	*
	Total Semiconductors & Semiconductor Equipment	2,491,326

	Software (4.8%)
27,300	ANSYS, Inc.	710,892	*
900	BladeLogic, Inc.	23,175	*
8,100	Electronic Arts, Inc.	393,984	*
17,950	Salesforce.com, Inc.	697,537	*
	Total Software	1,825,588

	Specialty Retail (2.5%)
18,400	Urban Outfitters, Inc.	369,104	*
15,400	Zumiez, Inc.	569,646	*†
	Total Specialty Retail	938,750

	Textiles, Apparel & Luxury Goods (0.2%)
2,100	Lululemon Athletica, Inc.	67,494	*

	Wireless Telecommunication Services (1.4%)
18,700	Clearwire Corp., Class A	533,511	*†
	Total Common Stock (Cost: $29,028,269) (97.9%)	36,914,950

Principal
Amount
	Short-Term Investments ∧
130,672	Banco Bilbao Vizcaya Argentaria, S.A., 5.3%, due 08/10/07	130,672	**
217,776	Bank of America, 5.27%, due 08/17/07	217,776	**
435,552	Bank of America, 5.3%, due 09/17/07	435,552	**
87,110	Bank of Montreal, 5.31%, due 08/14/07	87,110	**
130,666	Bank of Nova Scotia, 5.29%, due 08/09/07	130,666	**
348,442	Bank of Nova Scotia, 5.29%, due 08/14/07	348,442	**
87,110	Barclays Bank PLC, 5.32%, due 09/04/07	87,110	**
217,779	Barclays Bank PLC, 5.325%, due 10/15/07	217,776	**
348,442	BNP Paribas, 5.275%, due 08/07/07	348,442	**
87,110	CAFCO Funding LLC, 5.294%, due 08/09/07	87,110	**
195,248	Calyon, 5.36%, due 08/01/07	195,248	**

4

217,776	Commonwealth Bank of Australia, 5.3%, due 09/05/07	217,776	**
348,442	Credit Suisse USA, Inc., 5.285%, due 08/23/07	348,442	**
87,110	Den Danske Bank, 5.287%, due 08/13/07	87,110	**
130,666	Fairway Finance Company LLC, 5.3%, due 08/24/07	130,666	**
435,552	Fifth Third Bancorp, 5.313%, due 08/01/07	435,552	**
87,110	General Electric Capital Corp., 5.277%, due 08/24/07	87,110	**
86,154	Jupiter Securitization Corp., 5.282%, due 08/02/07	86,154	**
87,110	Kitty Hawk Funding Corp., 5.294%, due 08/17/07	87,110	**
43,555	Lexington Parker Capital Co., 5.299%, due 08/09/07	43,555	**
84,879	Liberty Street Funding Corp., 5.297%, due 08/22/07	84,879	**
217,776	Lloyds TSB Bank, 5.28%, due 08/14/07	217,776	**
87,110	Lloyds TSB Bank, 5.3%, due 09/07/07	87,110	**
43,555	Morgan Stanley, 5.32%, due 08/01/07	43,555	**
172,499	Old Line Funding LLC, 5.291%, due 08/02/07	172,499	**
87,110	Old Line Funding LLC, 5.296%, due 08/02/07	87,110	**
87,110	Old Line Funding LLC, 5.297%, due 08/28/07	87,110	**
217,776	Rabobank Nederland, 5.28%, due 08/15/07	217,776	**
87,110	Rabobank Nederland, 5.29%, due 08/23/07	87,110	**
84,943	Ranger Funding, 5.296%, due 08/21/07	84,943	**
130,666	Ranger Funding, 5.302%, due 08/30/07	130,666	**
432,747	Ranger Funding, 5.304%, due 08/02/07	432,747	**
215,596	Ranger Funding, 5.327%, due 08/02/07	215,596	**
87,110	Sheffield Receivables Corp., 5.283%, due 08/03/07	87,110	**
174,221	Skandinaviska Enskilda Banken AB, 5.285%, due 08/21/07	174,221	**
609,136	State Street Bank & Trust Depository Reserve, 3.64%	609,137
435,552	Sun Trust Bank, 5.265%, due 08/01/07	435,552	**
217,784	Toronto Dominion Bank, 5.32%, due 10/03/07	217,776	**
217,776	UBS AG, 5.285%, due 08/16/07	217,776	**
304,887	UBS AG, 5.29%, due 08/02/07	304,887	**
217,776	UBS AG, 5.3%, due 09/10/07	217,776	**
87,110	Variable Funding Capital Co., 5.29%, due 08/07/07	87,110	**
87,110	Variable Funding Capital Co., 5.292%, due 08/02/07	87,110	**

5

Total Short-Term Investments (Cost: $8,196,710) (21.7%)	8,196,711

Total Investments (Cost: $37,224,979) (119.6%)	45,111,661
Liabilities in Excess of Other Assets (-19.6%)	(7,401,899)
Net Assets (100.0%)	$37,709,762

Notes to the Schedule of Investments:

ADR	-	American Depositary Receipt. Shares of a foreign based corporation held in U.S. banks entitling the shareholder to all dividends and capital gains.

*		Non-income producing.

**		Represents investment of security lending collateral (Note 3).

†		Security partially or fully lent (Note 3).

∧		Short-Term Investments consist of Certificate of Deposits, Commercial Papers, Discount Notes, and Time Deposits.

Investments by Industry (Unaudited)

Percentage of
Industry	Net Assets
Aerospace & Defense	2.3%
Beverages	2.0
Biotechnology	2.0
Capital Markets	4.9
Commercial Services & Supplies	7.5
Communications Equipment	3.7
Computers & Peripherals	1.3
Construction & Engineering	2.7
Diversified Consumer Services	2.4
Diversified Financial Services	1.0
Diversified Telecommunication Services	1.8
Electrical Equipment	1.3
Energy Equipment & Services	12.9
Health Care Equipment & Supplies	5.2
Health Care Technology	1.5
Hotels, Restaurants & Leisure	10.1
Insurance	3.7
Internet & Catalog Retail	1.1
Internet Software & Services	3.4
IT Services	3.1
Machinery	3.5
Media	1.7
Metals & Mining	1.9
Personal Products	1.4
Semiconductors & Semiconductor Equipment	6.6
Software	4.8
Specialty Retail	2.5
Textiles, Apparel & Luxury Goods	0.2
Wireless Telecommunication Services	1.4
Short-Term Investments	21.7
Total	119.6%

See accompanying Notes to Financial Statements

6

TCW Growth Insights Fund

Schedule of Investments (Unaudited)	July 31, 2007

Number of
Shares		Value
	Common Stock
	Aerospace & Defense (1.7% of Net Assets)
225	Boeing Co. (The)	23,272

	Air Freight & Logistics (3.7%)
550	C.H. Robinson Worldwide, Inc.	26,758
540	Expeditors International of Washington, Inc.	24,127
	Total Air Freight & Logistics	50,885

	Beverages (1.7%)
575	Hansen Natural Corp.	23,316	*

	Biotechnology (3.4%)
308	Genentech, Inc.	22,909	*
385	Genzyme Corp.	24,282	*
	Total Biotechnology	47,191

	Capital Markets (2.9%)
105	Affiliated Managers Group, Inc.	11,865	*
215	GFI Group, Inc.	16,022	*
310	Lazard, Ltd., Class A	11,479
	Total Capital Markets	39,366

	Communications Equipment (6.2%)
1,000	Qualcomm, Inc.	41,650
203	Research In Motion, Ltd.	43,442	*
	Total Communications Equipment	85,092

	Computers & Peripherals (2.7%)
210	Apple, Inc.	27,670	*
1,355	Brocade Communications Systems, Inc.	9,539	*
	Total Computers & Peripherals	37,209

	Consumer Finance (1.0%)
225	American Express Co.	13,172

	Diversified Financial Services (1.1%)
100	IntercontinentalExchange, Inc.	15,113	*

1

	Electrical Equipment (1.6%)
460	Emerson Electric Co.	21,652

	Energy Equipment & Services (8.5%)
525	FMC Technologies, Inc.	48,048	*
520	Oceaneering International, Inc.	29,203	*
710	Weatherford International, Ltd.	39,284	*
	Total Energy Equipment & Services	116,535

	Exchange-Traded Fund (ETF) (7.9%)
620	Materials Select Sector SPDR Trust	24,440
1,690	SPDR S&P Retail Trust	66,840
460	Utilities Select Sector SPDR Trust	17,480
	Total Exchange-Traded Fund (ETF)	108,760

	Food & Staples Retailing (3.1%)
548	Sysco Corp.	17,470
580	Walgreen Co.	25,624
	Total Food & Staples Retailing	43,094

	Food Products (1.4%)
385	Kellogg Co.	19,947

	Health Care Equipment & Supplies (3.3%)
481	Medtronic, Inc.	24,372
2,365	Thermage, Inc.	20,623	*
	Total Health Care Equipment & Supplies	44,995

	Health Care Providers & Services (2.1%)
250	UnitedHealth Group, Inc.	12,108
220	WellPoint, Inc.	16,526	*
	Total Health Care Providers & Services	28,634

	Health Care Technology (1.5%)
380	Cerner Corp.	20,091	*

	Hotels, Restaurants & Leisure (5.4%)
680	Cheesecake Factory, Inc. (The)	16,742	*
225	Chipotle Mexican Grill, Inc., Class B	18,277	*
175	Las Vegas Sands Corp.	15,269	*
745	P.F. Chang’s China Bistro, Inc.	24,391	*
	Total Hotels, Restaurants & Leisure	74,679

2

	Household Products (2.9%)
635	Procter & Gamble Co. (The)	39,281

	Industrial Conglomerates (1.0%)
365	General Electric Co.	14,147

	Insurance (1.6%)
420	AFLAC, Inc.	21,890

	Internet Software & Services (8.0%)
90	Google, Inc., Class A	45,900	*
1,620	Vocus, Inc.	45,506	*
790	Yahoo!, Inc.	18,368	*
	Total Internet Software & Services	109,774

	Life Science Tools & Services (2.1%)
405	Invitrogen Corp.	29,079	*

	Machinery (2.5%)
480	Flowserve Corp.	34,690

	Media (1.9%)
997	Comcast Corp., Special Class A	26,091	*

	Metals & Mining (1.9%)
255	Allegheny Technologies, Inc.	26,757

	Pharmaceuticals (5.2%)
434	Allergan, Inc.	25,228
1,575	Cypress Bioscience, Inc.	18,160	*
670	Teva Pharmaceutical Industries, Ltd. (ADR)	28,153
	Total Pharmaceuticals	71,541

	Real Estate Management & Development (1.0%)
130	Jones Lang Lasalle, Inc.	14,271

	Road & Rail (2.9%)
450	Landstar System, Inc.	20,457
355	Norfolk Southern Corp.	19,092
	Total Road & Rail	39,549

3

	Semiconductors & Semiconductor Equipment (4.0%)
760	Broadcom Corp., Class A	24,936	*
1,655	Marvell Technology Group, Ltd.	29,790	*
	Total Semiconductors & Semiconductor Equipment	54,726

	Software (4.0%)
840	Autodesk, Inc.	35,591	*
490	Salesforce.com, Inc.	19,041	*
	Total Software	54,632

	Wireless Telecommunication Services (1.0%)
315	American Tower Corp., Class A	13,123	*
	Total Common Stock (Cost: $1,173,344) (99.2%)	1,362,554

Principal
Amount
	Short-Term Investments
29,619	State Street Bank & Trust Depository Reserve, 3.64%	29,619
	Total Short-Term Investments (Cost: $29,619) (2.1%)	29,619

	Total Investments (Cost: $1,202,963) (101.3%)	1,392,173
	Liabilities in Excess of Other Assets (-1.3%)	(18,407)
	Net Assets (100.0%)	$1,373,766

Notes to the Schedule of Investments:

ADR	-	American Depositary Receipt. Shares of a foreign based corporation held in U.S. banks entitling the shareholder to all dividends and capital gains.

ETF	-	Exchange Traded Fund.

*		Non-income producing.

4

Investments by Industry (Unaudited)

Percentage of
Industry	Net Assets
Aerospace & Defense	1.7%
Air Freight & Logistics	3.7
Beverages	1.7
Biotechnology	3.4
Capital Markets	2.9
Communications Equipment	6.2
Computers & Peripherals	2.7
Consumer Finance	1.0
Diversified Financial Services	1.1
Electrical Equipment	1.6
Energy Equipment & Services	8.5
Exchange-Traded Fund (ETF)	7.9
Food & Staples Retailing	3.1
Food Products	1.4
Health Care Equipment & Supplies	3.3
Health Care Providers & Services	2.1
Health Care Technology	1.5
Hotels, Restaurants & Leisure	5.4
Household Products	2.9
Industrial Conglomerates	1.0
Insurance	1.6
Internet Software & Services	8.0
Life Science Tools & Services	2.1
Machinery	2.5
Media	1.9
Metals & Mining	1.9
Pharmaceuticals	5.2
Real Estate Management & Development	1.0
Road & Rail	2.9
Semiconductors & Semiconductor Equipment	4.0
Software	4.0
Wireless Telecommunication Services	1.0
Short-Term Investments	2.1
Total	101.3%

See accompanying Notes to Financial Statements

5

TCW Large Cap Core Fund

Schedule of Investments (Unaudited)	July 31, 2007

Number of
Shares		Value
	Common Stock
	Aerospace & Defense (4.8% of Net Assets)
11,240	Boeing Co. (The)	1,162,553
4,070	General Dynamics Corp.	319,739
	Total Aerospace & Defense	1,482,292

	Air Freight & Logistics (0.9%)
2,600	FedEx Corp.	287,924

	Auto Components (2.4%)
25,300	Goodyear Tire & Rubber Co.	726,616	*

	Automobiles (1.0%)
35,000	Ford Motor Co.	297,850	*

	Beverages (2.6%)
3,080	Coca-Cola Co. (The)	160,499
16,100	Hansen Natural Corp.	652,855	*
	Total Beverages	813,354

	Biotechnology (4.8%)
10,455	Amgen, Inc.	561,852	*
6,000	Cephalon, Inc.	450,840	*
6,100	Genentech, Inc.	453,718	*
	Total Biotechnology	1,466,410

	Capital Markets (4.1%)
5,105	Franklin Resources, Inc.	650,224
8,125	Merrill Lynch & Co., Inc.	602,875
	Total Capital Markets	1,253,099

	Chemicals (3.3%)
9,915	Dow Chemical Co.	431,104
7,635	Praxair, Inc.	584,994
	Total Chemicals	1,016,098

1

	Commercial Banks (0.5%)
4,813	Commerce Bancorp, Inc.	160,995

	Communications Equipment (6.6%)
25,800	Corning, Inc.	615,072	*
15,075	Juniper Networks, Inc.	451,647	*
23,020	Qualcomm, Inc.	958,783
	Total Communications Equipment	2,025,502

	Computers & Peripherals (0.9%)
7,200	Lexmark International, Inc., Class A	284,688	*

	Diversified Financial Services (7.6%)
13,809	Bank of America Corp.	654,823
8,200	CIT Group, Inc.	337,676
13,760	Citigroup, Inc.	640,803
16,100	JPMorgan Chase & Co.	708,561
	Total Diversified Financial Services	2,341,863

	Diversified Telecommunication Services (3.5%)
27,320	Citizens Communications Co.	394,227
16,315	Verizon Communications, Inc.	695,345
	Total Diversified Telecommunication Services	1,089,572

	Electric Utilities (3.4%)
11,200	Exelon Corp.	785,680
7,875	Southern Co. (The)	264,915
	Total Electric Utilities	1,050,595

	Energy Equipment & Services (5.3%)
7,700	FMC Technologies, Inc.	704,704	*
6,320	Transocean, Inc.	679,084	*
4,300	Weatherford International, Ltd.	237,919	*
	Total Energy Equipment & Services	1,621,707

	Food & Staples Retailing (2.0%)
17,400	CVS Caremark Corp.	612,306

2

	Health Care Equipment & Supplies (1.6%)
36,500	Boston Scientific Corp.	479,975	*

	Health Care Providers & Services (4.3%)
5,875	Cardinal Health, Inc.	386,164
5,540	Express Scripts, Inc.	277,720	*
13,300	Health Net, Inc.	658,882	*
	Total Health Care Providers & Services	1,322,766

	Household Products (2.7%)
13,375	Procter & Gamble Co. (The)	827,377

	Industrial Conglomerates (3.6%)
28,850	General Electric Co.	1,118,226

	Insurance (5.7%)
11,000	AFLAC, Inc.	573,320
8,650	American International Group, Inc.	555,157
17,340	Axis Capital Holdings, Ltd.	638,979
	Total Insurance	1,767,456

	Internet Software & Services (2.3%)
6,430	eBay, Inc.	208,332	*
21,420	Yahoo!, Inc.	498,015	*
	Total Internet Software & Services	706,347

	IT Services (1.3%)
8,200	Infosys Technologies, Ltd. (ADR)	406,720

	Machinery (2.6%)
3,900	Deere & Co.	469,638
4,600	Flowserve Corp.	332,442
	Total Machinery	802,080

	Media (1.8%)
21,705	Comcast Corp., Special Class A	568,020	*

3

	Multiline Retail (1.9%)
16,300	Macy’s, Inc.	587,941

	Oil, Gas & Consumable Fuels (6.3%)
13,300	ConocoPhillips	1,075,172
12,860	Valero Energy Corp.	861,749
	Total Oil, Gas & Consumable Fuels	1,936,921

	Pharmaceuticals (1.0%)
5,150	Allergan, Inc.	299,369

	Semiconductors & Semiconductor Equipment (1.5%)
18,100	National Semiconductor Corp.	470,419

	Software (3.2%)
17,120	Microsoft Corp.	496,309
25,000	Oracle Corp.	478,000	*
	Total Software	974,309

	Specialty Retail (2.6%)
14,000	Home Depot, Inc.	520,380
8,900	OfficeMax, Inc.	292,632
	Total Specialty Retail	813,012

	Thrifts & Mortgage Finance (1.5%)
15,810	Countrywide Financial Corp.	445,368

	Tobacco (2.0%)
9,455	Altria Group, Inc.	628,474
	Total Common Stock (Cost: $28,267,691) (99.6%)	30,685,651

4

Principal
Amount
	Short-Term Investments
138,019	State Street Bank & Trust Depository Reserve, 3.64%	138,019
	Total Short-Term Investments (Cost: $138,019) (0.5%)	138,019

	Total Investments (Cost: $28,405,710) (100.1%)	30,823,670
	Liabilities in Excess of Other Assets (-0.1%)	(15,453)
	Net Assets (100.0%)	$30,808,217

Notes to the Schedule of Investments:

ADR	-	American Depositary Receipt. Shares of a foreign based corporation held in U.S. banks entitling the shareholder to all dividends and capital gains.

*		Non-income producing.

Investments by Industry (Unaudited)

Percentage of
Industry	Net Assets
Aerospace & Defense	4.8%
Air Freight & Logistics	0.9
Auto Components	2.4
Automobiles	1.0
Beverages	2.6
Biotechnology	4.8
Capital Markets	4.1
Chemicals	3.3
Commercial Banks	0.5
Communications Equipment	6.6
Computers & Peripherals	0.9
Diversified Financial Services	7.6
Diversified Telecommunication Services	3.5
Electric Utilities	3.4
Energy Equipment & Services	5.3
Food & Staples Retailing	2.0
Health Care Equipment & Supplies	1.6
Health Care Providers & Services	4.3
Household Products	2.7
Industrial Conglomerates	3.6
Insurance	5.7
Internet Software & Services	2.3
IT Services	1.3
Machinery	2.6
Media	1.8
Multiline Retail	1.9
Oil, Gas & Consumable Fuels	6.3
Pharmaceuticals	1.0
Semiconductors & Semiconductor Equipment	1.5
Software	3.2
Specialty Retail	2.6
Thrifts & Mortgage Finance	1.5
Tobacco	2.0
Short-Term Investments	0.5
Total	100.1%

See accompanying Notes to Financial Statements

5

TCW Large Cap Growth Fund

Schedule of Investments (Unaudited)	July 31, 2007

Number of
Shares		Value
	Common Stock
	Aerospace & Defense (2.8% of Net Assets)
3,750	Boeing Co. (The)	387,862

	Air Freight & Logistics (1.4%)
7,700	UTI Worldwide, Inc.	193,501

	Beverages (1.9%)
6,700	Hansen Natural Corp.	271,685	*

	Biotechnology (5.4%)
7,300	Celgene Corp.	442,088	*
4,250	Genentech, Inc.	316,115	*
	Total Biotechnology	758,203

	Capital Markets (6.7%)
1,450	Goldman Sachs Group, Inc.	273,093
4,750	T. Rowe Price Group, Inc.	247,617
7,500	UBS AG	413,025
	Total Capital Markets	933,735

	Chemicals (4.7%)
7,500	Monsanto Co.	483,375
2,250	Praxair, Inc.	172,395
	Total Chemicals	655,770

	Communications Equipment (7.7%)
5,570	Comverse Technology, Inc.	107,334	*
14,300	Corning, Inc.	340,912	*
15,200	Qualcomm, Inc.	633,080
	Total Communications Equipment	1,081,326

	Computers & Peripherals (4.2%)
1,950	Apple, Inc.	256,932	*
11,650	Network Appliance, Inc.	330,161	*
	Total Computers & Peripherals	587,093

	Diversified Financial Services (2.7%)
2,500	IntercontinentalExchange, Inc.	377,825	*

1

	Energy Equipment & Services (10.0%)
4,700	FMC Technologies, Inc.	430,144	*
5,300	Transocean, Inc.	569,485	*
7,250	Weatherford International, Ltd.	401,142	*
	Total Energy Equipment & Services	1,400,771

	Food & Staples Retailing (1.7%)
6,575	CVS Caremark Corp.	231,374

	Health Care Equipment & Supplies (1.6%)
5,250	St. Jude Medical, Inc.	226,485	*

	Health Care Providers & Services (11.1%)
9,550	Express Scripts, Inc.	478,741	*
3,650	Medco Health Solutions, Inc.	296,635	*
8,750	UnitedHealth Group, Inc.	423,763
4,785	WellPoint, Inc.	359,449	*
	Total Health Care Providers & Services	1,558,588

	Household Products (3.8%)
8,700	Procter & Gamble Co. (The)	538,182

	Internet Software & Services (6.4%)
1,250	Google, Inc., Class A	637,500	*
11,450	Yahoo!, Inc.	266,213	*
	Total Internet Software & Services	903,713

	IT Services (3.5%)
6,000	Cognizant Technology Solutions Corp., Class A	485,880	*

	Machinery (6.2%)
3,800	Danaher Corp.	283,784
3,950	Flowserve Corp.	285,467
4,800	ITT Industries, Inc.	301,824
	Total Machinery	871,075

	Media (2.0%)
10,500	Comcast Corp., Class A	275,835	*

	Metals & Mining (2.5%)
3,400	Allegheny Technologies, Inc.	356,762

2

	Oil, Gas & Consumable Fuels (1.9%)
3,900	Valero Energy Corp.	261,339

	Semiconductors & Semiconductor Equipment (2.5%)
19,350	Marvell Technology Group, Ltd.	348,300	*

	Specialty Retail (1.7%)
3,360	Abercrombie & Fitch Co., Class A	234,864

	Thrifts & Mortgage Finance (1.4%)
6,950	Countrywide Financial Corp.	195,782

	Wireless Telecommunication Services (3.6%)
8,000	American Tower Corp., Class A	333,280	*
2,080	NII Holdings, Inc.,	174,762	*
	Total Wireless Telecommunication Services	508,042

	Total Common Stock (Cost: $12,657,305) (97.4%)	13,643,992

Principal
Amount
	Short-Term Investments
263,951	State Street Bank & Trust Depository Reserve, 3.64%	263,951
	Total Short-Term Investments (Cost: $263,951) (1.9%)	263,951

	Total Investments (Cost: $12,921,256) (99.3%)	13,907,943
	Excess of Other Assets over Liabilities (0.7%)	100,825
	Net Assets (100.0%)	$14,008,768

Notes to the Schedule of Investments:

*	Non-income producing.

3

Investments by Industry (Unaudited)

Percentage of
Industry	Net Assets
Aerospace & Defense	2.8%
Air Freight & Logistics	1.4
Beverages	1.9
Biotechnology	5.4
Capital Markets	6.7
Chemicals	4.7
Communications Equipment	7.7
Computers & Peripherals	4.2
Diversified Financial Services	2.7
Energy Equipment & Services	10.0
Food & Staples Retailing	1.7
Health Care Equipment & Supplies	1.6
Health Care Providers & Services	11.1
Household Products	3.8
Internet Software & Services	6.4
IT Services	3.5
Machinery	6.2
Media	2.0
Metals & Mining	2.5
Oil, Gas & Consumable Fuels	1.9
Semiconductors & Semiconductor Equipment	2.5
Specialty Retail	1.7
Thrifts & Mortgage Finance	1.4
Wireless Telecommunication Services	3.6
Short-Term Investments	1.9
Total	99.3%

See accompanying Notes to Financial Statements

4

TCW Opportunity Fund

Schedule of Investments (Unaudited)	July 31, 2007

Number of
Shares		Value
	Common Stock
	Airlines (0.6% of Net Assets)
19,700	Continental Airlines, Inc., Class B	620,747	*†

	Auto Components (0.8%)
25,800	Tenneco, Inc.	910,740	*

	Automobiles (1.5%)
175,500	Fleetwood Enterprises, Inc.	1,660,230	*†

	Biotechnology (4.2%)
237,700	Arena Pharmaceuticals, Inc.	2,716,911	*†
191,900	Exact Sciences Corp.	543,077	*
101,100	Human Genome Sciences, Inc.	784,536	*†
49,000	Millennium Pharmaceuticals, Inc.	494,410	*
	Total Biotechnology	4,538,934

	Capital Markets (1.7%)
34,001	Apollo Investment Corp.	717,081
24,000	Piper Jaffray Companies, Inc.	1,150,080	*
	Total Capital Markets	1,867,161

	Chemicals (2.8%)
121,400	Chemtura Corp.	1,266,202
10,200	H.B. Fuller Co.	281,826
81,650	PolyOne Corp.	614,008	*
38,700	Spartech Corp.	853,335
	Total Chemicals	3,015,371

	Commercial Banks (0.9%)
41,000	TCF Financial Corp.	1,008,190

	Commercial Services & Supplies (3.5%)
63,000	Allied Waste Industries, Inc.	810,810	*
72,100	IKON Office Solutions, Inc.	999,306
70,500	On Assignment, Inc.	707,115	*
59,800	Tetra Tech, Inc.	1,257,594	*
	Total Commercial Services & Supplies	3,774,825

1

	Communications Equipment (1.7%)
381,700	3Com Corp.	1,526,800	*
23,500	Arris Group, Inc.	348,270	*
	Total Communications Equipment	1,875,070

	Computers & Peripherals (2.6%)
112,900	Cray, Inc.	818,525	*
235,100	Dot Hill Systems Corp.	891,029	*
29,600	Komag, Inc.	947,496	*
7,800	Western Digital Corp.	166,530	*
	Total Computers & Peripherals	2,823,580

	Construction & Engineering (0.9%)
18,400	Shaw Group, Inc.	979,248	*

	Containers & Packaging (1.4%)
125,400	Smurfit-Stone Container Corp.	1,478,466	*

	Distributors (0.6%)
46,900	Building Materials Holding Corp.	651,441	†

	Diversified Consumer Services (0.6%)
147,100	Home Solutions of America, Inc.	695,783	*†

	Electrical Equipment (3.8%)
257,300	FuelCell Energy, Inc.	1,893,728	*†
145,900	GrafTech International, Ltd.	2,259,991	*
	Total Electrical Equipment	4,153,719

	Electronic Equipment & Instruments (2.9%)
120,100	American Technology Corp.	477,998	*†
59,100	Echelon Corp.	1,166,043	*†
394,690	Solectron Corp.	1,484,034	*
	Total Electronic Equipment & Instruments	3,128,075

2

	Energy Equipment & Services (0.7%)
40,400	Key Energy Services, Inc.	616,100	*
30,100	Newpark Resources, Inc.	190,533	*
	Total Energy Equipment & Services	806,633

	Food & Staples Retailing (1.2%)
78,670	Wild Oats Markets, Inc.	1,266,587	*†

	Food Products (3.0%)
87,300	Hain Celestial Group, Inc. (The)	2,364,957	*
84,800	Tasty Baking Co.	880,224
	Total Food Products	3,245,181

	Health Care Equipment & Supplies (4.0%)
8,700	Invacare Corp.	178,785
85,000	Synovis Life Technologies, Inc.	1,335,350	*
147,700	Thoratec Corp.	2,866,857	*†
	Total Health Care Equipment & Supplies	4,380,992

	Health Care Providers & Services (3.5%)
28,200	American Dental Partners, Inc.	723,894	*†
58,700	Healthspring, Inc.	1,003,770	*
56,800	Kindred Healthcare, Inc.	1,521,104	*
96,800	NovaMed, Inc.	515,944	*†
	Total Health Care Providers & Services	3,764,712

	Health Care Technology (2.6%)
132,300	Eclipsys Corp.	2,874,879	*

	Hotels, Restaurants & Leisure (2.4%)
73,350	California Pizza Kitchen, Inc.	1,392,183	*
57,000	Luby’s, Inc.	571,140	*
181,100	Six Flags, Inc.	689,991	*†
	Total Hotels, Restaurants & Leisure	2,653,314

	Household Durables (0.2%)
13,900	California Coastal Communities, Inc.	247,003	*

3

	Independent Power Producers & Energy Traders (1.9%)
234,700	Dynegy, Inc., Class A	2,091,177	*

	Insurance (2.0%)
61,100	AmCOMP, Inc.	514,462	*
86,166	Donegal Group, Inc., Class A	1,242,514
10,100	Ohio Casualty Corp.	438,441
	Total Insurance	2,195,417

	IT Services (1.6%)
267,800	BearingPoint, Inc.	1,746,056	*†

	Life Science Tools & Services (1.8%)
133,000	Albany Molecular Research, Inc.	1,956,430	*

	Machinery (5.8%)
42,500	AGCO Corp.	1,633,275	*
90,700	Federal Signal Corp.	1,219,915
41,010	Lindsay Manufacturing Co.	1,667,467	†
44,700	Wabtec Corp.	1,825,548
	Total Machinery	6,346,205

	Marine (0.8%)
20,700	Kirby Corp.	838,557	*

	Media (2.7%)
65,900	4Kids Entertainment, Inc.	1,054,400	*
40,800	Interpublic Group of Cos., Inc. (The)	427,992	*†
160,435	Mediacom Communications Corp., Class A	1,453,541	*
	Total Media	2,935,933

	Metals & Mining (0.4%)
50,100	North American Palladium, Ltd.	446,892	*†

	Multiline Retail (0.7%)
41,400	Saks, Inc.	766,314	†

4

	Multi-Utilities (1.4%)
53,200	Avista Corp.	1,054,424
18,000	NorthWestern Corp.	487,080
	Total Multi-Utilities	1,541,504

	Oil, Gas & Consumable Fuels (0.5%)
16,300	Warren Resources, Inc.	177,344	*†
8,000	Whiting Petroleum Corp.	328,560	*
	Total Oil, Gas & Consumable Fuels	505,904

	Paper & Forest Products (2.6%)
24,200	Bowater, Inc.	474,804	†
69,200	Buckeye Technologies, Inc.	1,060,836	*
95,600	Glatfelter Co.	1,283,908
	Total Paper & Forest Products	2,819,548

	Pharmaceuticals (1.1%)
20,200	Alpharma, Inc., Class A	500,758
55,900	Viropharma, Inc.	718,315	*
	Total Pharmaceuticals	1,219,073

	Real Estate Investment Trust (REITs) (3.3%)
112,847	Affordable Residential Communities, Inc.	1,281,942	*†
72,800	Equity Inns, Inc.	1,627,808
62,200	Medical Properties Trust, Inc.	696,640	†
	Total Real Estate Investment Trust (REITs)	3,606,390

	Road & Rail (0.4%)
27,800	USA Truck, Inc.	497,064	*

	Semiconductors & Semiconductor Equipment (8.7%)
98,224	Brooks Automation, Inc.	1,725,796	*†
64,300	Fairchild Semiconductor International, Inc.	1,173,475	*
85,500	Genesis Microchip, Inc.	737,865	*
194,400	Lattice Semiconductor Corp.	919,512	*
318,600	Mattson Technology, Inc.	3,173,256	*
116,140	Nanometrics, Inc.	749,103	*†
69,000	Photronics, Inc.	967,380	*
	Total Semiconductors & Semiconductor Equipment	9,446,387

5

	Software (1.8%)
195,300	Novell, Inc.	1,310,463	*
22,800	THQ, Inc.	655,728	*†
	Total Software	1,966,191

	Specialty Retail (2.8%)
245,800	Blockbuster, Inc., Class A	1,054,482	*†
132,200	Cost Plus, Inc.	937,298	*†
156,500	Pier 1 Imports, Inc.	1,020,380	*†
	Total Specialty Retail	3,012,160

	Textiles, Apparel & Luxury Goods (2.0%)
25,500	Hanesbrands, Inc.	790,755	*
37,600	Warnaco Group, Inc.	1,357,736	*
	Total Textiles, Apparel & Luxury Goods	2,148,491

	Thrifts & Mortgage Finance (3.8%)
167,000	Bank Mutual Corp.	1,753,500
98,568	Partners Trust Financial Group, Inc.	1,178,873
29,300	PMI Group, Inc. (The)	998,251
6,700	Triad Guaranty, Inc.	184,719	*†
	Total Thrifts & Mortgage Finance	4,115,343

	Wireless Telecommunication Services (0.3%)
13,440	SunCom Wireless Holdings, Inc., Class A	328,339	*†
	Total Common Stock (Cost: $86,370,834) (94.5%)	102,950,256

Number of
Shares
	Equity Securities
355,000	Cincinnati Bell, Inc., Common Stock (Telephone Communications, exc. Radio)	1,831,800	*
54,300	Dobson Communications Corp., Class A, Common Stock (Radio Telephone Communications)	676,035	*
	Total Equity Securities (Cost: $1,717,785) (2.3%)	2,507,835

6

Principal
Amount
	Short-Term Investments ∧
386,859	Banco Bilbao Vizcaya Argentaria, S.A., 5.3%, due 08/10/07	386,859	**
644,758	Bank of America, 5.27%, due 08/17/07	644,758	**
1,289,516	Bank of America, 5.3%, due 09/17/07	1,289,516	**
257,903	Bank of Montreal, 5.31%, due 08/14/07	257,903	**
386,855	Bank of Nova Scotia, 5.29%, due 08/09/07	386,855	**
1,031,613	Bank of Nova Scotia, 5.29%, due 08/14/07	1,031,613	**
257,903	Barclays Bank PLC, 5.32%, due 09/04/07	257,903	**
644,767	Barclays Bank PLC, 5.325%, due 10/15/07	644,758	**
1,031,613	BNP Paribas, 5.275%, due 08/07/07	1,031,613	**
257,903	CAFCO Funding LLC, 5.294%, due 08/09/07	257,903	**
578,061	Calyon, 5.36%, due 08/01/07	578,061	**
644,758	Commonwealth Bank of Australia, 5.3%, due 09/05/07	644,758	**
1,031,613	Credit Suisse USA, Inc., 5.285%, due 08/23/07	1,031,613	**
257,903	Den Danske Bank, 5.287%, due 08/13/07	257,903	**
386,855	Fairway Finance Company LLC, 5.3%, due 08/24/07	386,855	**
1,289,516	Fifth Third Bancorp, 5.313%, due 08/01/07	1,289,516	**
257,903	General Electric Capital Corp., 5.277%, due 08/24/07	257,903	**
255,072	Jupiter Securitization Corp., 5.282%, due 08/02/07	255,072	**
257,903	Kitty Hawk Funding Corp., 5.294%, due 08/17/07	257,903	**
128,952	Lexington Parker Capital Co., 5.299%, due 08/09/07	128,952	**
251,296	Liberty Street Funding Corp., 5.297%, due 08/22/07	251,296	**
644,758	Lloyds TSB Bank, 5.28%, due 08/14/07	644,758	**
257,903	Lloyds TSB Bank, 5.3%, due 09/07/07	257,903	**
128,952	Morgan Stanley, 5.32%, due 08/01/07	128,952	**
510,710	Old Line Funding LLC, 5.291%, due 08/02/07	510,710	**
257,903	Old Line Funding LLC, 5.296%, due 08/02/07	257,903	**
257,903	Old Line Funding LLC, 5.297%, due 08/28/07	257,903	**
644,758	Rabobank Nederland, 5.28%, due 08/15/07	644,758	**
257,903	Rabobank Nederland, 5.29%, due 08/23/07	257,903	**
251,485	Ranger Funding, 5.296%, due 08/21/07	251,485	**
386,855	Ranger Funding, 5.302%, due 08/30/07	386,855	**
1,281,210	Ranger Funding, 5.304%, due 08/02/07	1,281,210	**
638,303	Ranger Funding, 5.327%, due 08/02/07	638,303	**

7

257,903	Sheffield Receivables Corp., 5.283%, due 08/03/07	257,903	**
515,806	Skandinaviska Enskilda Banken AB, 5.285%, due 08/21/07	515,806	**
4,522,852	State Street Bank & Trust Depository Reserve, 3.64%	4,522,852
1,289,516	Sun Trust Bank, 5.265%, due 08/01/07	1,289,516	**
644,782	Toronto Dominion Bank, 5.32%, due 10/03/07	644,758	**
644,758	UBS AG, 5.285%, due 08/16/07	644,758	**
902,661	UBS AG, 5.29%, due 08/02/07	902,661	**
644,758	UBS AG, 5.3%, due 09/10/07	644,758	**
257,903	Variable Funding Capital Co., 5.29%, due 08/07/07	257,903	**
257,903	Variable Funding Capital Co., 5.292%, due 08/02/07	257,903	**
	Total Short-Term Investments (Cost: $26,986,974) (24.8%)	26,986,974

	Total Investments (Cost: $115,075,593) (121.6%)	132,445,065
	Liabilities in Excess of Other Assets (-21.6%)	(23,568,738)
	Net Assets (100.0%)	$108,876,327

Notes to the Schedule of Investments:

*	Non-income producing.

**	Represents investment of security lending collateral (Note 3).

†	Security partially or fully lent (Note 3).

∧	Short-Term Investments consist of Certificate of Deposits, Commercial Papers, Discount Notes, and Time Deposits.

8

Investments by Industry (Unaudited)

Percentage of
Industry	Net Assets
Airlines	0.6%
Auto Components	0.8
Automobiles	1.5
Biotechnology	4.2
Capital Markets	1.7
Chemicals	2.8
Commercial Banks	0.9
Commercial Services & Supplies	3.5
Communications Equipment	1.7
Computers & Peripherals	2.6
Construction & Engineering	0.9
Containers & Packaging	1.4
Distributors	0.6
Diversified Consumer Services	0.6
Diversified Telecommunication Services	1.7
Electrical Equipment	3.8
Electronic Equipment & Instruments	2.9
Energy Equipment & Services	0.7
Food & Staples Retailing	1.2
Food Products	3.0
Health Care Equipment & Supplies	4.0
Health Care Providers & Services	3.5
Health Care Technology	2.6
Hotels, Restaurants & Leisure	2.4
Household Durables	0.2
Independent Power Producers & Energy Traders	1.9
Insurance	2.0
IT Services	1.6
Life Science Tools & Services	1.8
Machinery	5.8
Marine	0.8
Media	2.7
Metals & Mining	0.4
Multiline Retail	0.7
Multi-Utilities	1.4
Oil, Gas & Consumable Fuels	0.5
Paper & Forest Products	2.6
Pharmaceuticals	1.1
Real Estate Investment Trust (REITs)	3.3
Road & Rail	0.4
Semiconductors & Semiconductor Equipment	8.7
Software	1.8
Specialty Retail	2.8
Textiles, Apparel & Luxury Goods	2.0
Thrifts & Mortgage Finance	3.8
Wireless Telecommunication Services	0.9
Short-Term Investments	24.8
Total	121.6%

See accompanying Notes to Financial Statements

9

TCW Select Equities Fund

Schedule of Investments (Unaudited)	July 31, 2007

Number of
Shares		Value
	Common Stock
	Air Freight & Logistics (5.2% of Net Assets)
1,480,859	C.H. Robinson Worldwide, Inc.	72,043,790	†
1,357,866	Expeditors International of Washington, Inc.	60,669,453
	Total Air Freight & Logistics	132,713,243

	Biotechnology (8.6%)
831,200	Cephalon, Inc.	62,456,368	*†
1,152,771	Genentech, Inc.	85,743,107	*
1,141,900	Genzyme Corp.	72,019,633	*
	Total Biotechnology	220,219,108

	Commercial Banks (3.7%)
2,807,461	Commerce Bancorp, Inc.	93,909,571	†

	Communications Equipment (8.9%)
5,414,896	Qualcomm, Inc.	225,530,418

	Computers & Peripherals (6.5%)
1,590,425	Dell, Inc.	44,484,187	*
4,226,845	Network Appliance, Inc.	119,788,787	*
	Total Computers & Peripherals	164,272,974

	Consumer Finance (0.5%)
252,007	SLM Corp.	12,391,184

	Energy Equipment & Services (9.1%)
2,439,686	Schlumberger, Ltd.	231,087,058

	Food & Staples Retailing (0.9%)
514,873	Walgreen Co.	22,747,089

	Health Care Equipment & Supplies (2.3%)
1,461,685	Varian Medical Systems, Inc.	59,636,748	*

1

	Health Care Providers & Services (2.2%)
747,500	WellPoint, Inc.	56,152,200	*

	Health Care Technology (1.8%)
844,645	Cerner Corp.	44,656,381	*†

	Hotels, Restaurants & Leisure (2.0%)
568,551	Las Vegas Sands Corp.	49,606,075	*†

	Household Durables (1.6%)
2,137,758	Pulte Homes, Inc.	41,344,240

	Industrial Conglomerates (3.0%)
2,001,475	General Electric Co.	77,577,171

	Insurance (5.6%)
400,353	American International Group, Inc.	25,694,656
5,603,098	Progressive Corp. (The)	117,552,996
	Total Insurance	143,247,652

	Internet & Catalog Retail (7.6%)
2,468,245	Amazon.com, Inc.	193,855,962	*†

	Internet Software & Services (13.4%)
3,180,828	eBay, Inc.	103,058,827	*
353,955	Google, Inc., Class A	180,517,050	*
1,983,818	VeriSign, Inc.	58,899,557	*†
	Total Internet Software & Services	342,475,434

	Metals & Mining (2.5%)
617,200	Allegheny Technologies, Inc.	64,762,796

	Software (8.4%)
2,438,393	Autodesk, Inc.	103,314,711	*†
2,851,418	Salesforce.com, Inc.	110,806,104	*†
	Total Software	214,120,815

2

	Thrifts & Mortgage Finance (2.0%)
1,825,836	Countrywide Financial Corp.	51,433,800	†
	Total Common Stock (Cost: $1,857,655,300) (95.8%)	2,441,739,919

Principal
Amount
	Short-Term Investments ∧
6,101,638	Banco Bilbao Vizcaya Argentaria, S.A., 5.3%, due 08/10/07	6,101,638	**
10,169,407	Bank of America, 5.27%, due 08/17/07	10,169,407	**
20,338,813	Bank of America, 5.3%, due 09/17/07	20,338,813	**
4,067,763	Bank of Montreal, 5.31%, due 08/14/07	4,067,763	**
6,101,644	Bank of Nova Scotia, 5.29%, due 08/09/07	6,101,644	**
16,271,051	Bank of Nova Scotia, 5.29%, due 08/14/07	16,271,051	**
4,067,763	Barclays Bank PLC, 5.32%, due 09/04/07	4,067,763	**
10,169,549	Barclays Bank PLC, 5.325%, due 10/15/07	10,169,407	**
16,271,051	BNP Paribas, 5.275%, due 08/07/07	16,271,051	**
4,067,763	CAFCO Funding LLC, 5.294%, due 08/09/07	4,067,763	**
9,117,424	Calyon, 5.36%, due 08/01/07	9,117,424	**
10,169,407	Commonwealth Bank of Australia, 5.3%, due 09/05/07	10,169,407	**
16,271,051	Credit Suisse USA, Inc., 5.285%, due 08/23/07	16,271,051	**
4,067,763	Den Danske Bank, 5.287%, due 08/13/07	4,067,763	**
6,101,644	Fairway Finance Company LLC, 5.3%, due 08/24/07	6,101,644	**
20,338,813	Fifth Third Bancorp, 5.313%, due 08/01/07	20,338,813	**
4,067,763	General Electric Capital Corp., 5.277%, due 08/24/07	4,067,763	**
4,023,102	Jupiter Securitization Corp., 5.282%, due 08/02/07	4,023,102	**
4,067,763	Kitty Hawk Funding Corp., 5.294%, due 08/17/07	4,067,763	**
2,033,881	Lexington Parker Capital Co., 5.299%, due 08/09/07	2,033,881	**
3,963,554	Liberty Street Funding Corp., 5.297%, due 08/22/07	3,963,554	**
10,169,407	Lloyds TSB Bank, 5.28%, due 08/14/07	10,169,407	**
4,067,763	Lloyds TSB Bank, 5.3%, due 09/07/07	4,067,763	**
2,033,881	Morgan Stanley, 5.32%, due 08/01/07	2,033,881	**
8,055,136	Old Line Funding LLC, 5.291%, due 08/02/07	8,055,136	**
4,067,763	Old Line Funding LLC, 5.296%, due 08/02/07	4,067,763	**
4,067,763	Old Line Funding LLC, 5.297%, due 08/28/07	4,067,763	**
10,169,407	Rabobank Nederland, 5.28%, due 08/15/07	10,169,407	**
4,067,763	Rabobank Nederland, 5.29%, due 08/23/07	4,067,763	**
3,966,532	Ranger Funding, 5.296%, due 08/21/07	3,966,532	**

3

6,101,644	Ranger Funding, 5.302%, due 08/30/07	6,101,644	**
20,207,809	Ranger Funding, 5.304%, due 08/02/07	20,207,809	**
10,067,600	Ranger Funding, 5.327%, due 08/02/07	10,067,600	**
4,067,763	Sheffield Receivables Corp., 5.283%, due 08/03/07	4,067,763	**
8,135,525	Skandinaviska Enskilda Banken AB, 5.285%, due 08/21/07	8,135,525	**
19,404,700	State Street Bank & Trust Depository Reserve, 3.64%	19,404,700
20,338,813	Sun Trust Bank, 5.265%, due 08/01/07	20,338,813	**
10,169,783	Toronto Dominion Bank, 5.32%, due 10/03/07	10,169,407	**
10,169,407	UBS AG, 5.285%, due 08/16/07	10,169,407	**
14,237,169	UBS AG, 5.29%, due 08/02/07	14,237,169	**
10,169,407	UBS AG, 5.3%, due 09/10/07	10,169,407	**
4,067,763	Variable Funding Capital Co., 5.29%, due 08/07/07	4,067,763	**
4,067,763	Variable Funding Capital Co., 5.292%, due 08/02/07	4,067,763	**
	Total Short-Term Investments (Cost: $373,718,650) (14.7%)	373,718,650

	Total Investments (Cost: $2,231,373,950) (110.5%)	2,815,458,569
	Liabilities in Excess of Other Assets (-10.5%)	(267,823,766)
	Net Assets (100.0%)	$2,547,634,803

Notes to the Schedule of Investments:

*	Non-income producing.

**	Represents investment of security lending collateral (Note 3).

†	Security partially or fully lent (Note 3).

∧	Short-Term Investments consist of Certificate of Deposits, Commercial Papers, Discount Notes, and Time Deposits.

4

Investments by Industry (Unaudited)

Percentage of
Industry	Net Assets
Air Freight & Logistics	5.2%
Biotechnology	8.6
Commercial Banks	3.7
Communications Equipment	8.9
Computers & Peripherals	6.5
Consumer Finance	0.5
Energy Equipment & Services	9.1
Food & Staples Retailing	0.9
Health Care Equipment & Supplies	2.3
Health Care Providers & Services	2.2
Health Care Technology	1.8
Hotels, Restaurants & Leisure	2.0
Household Durables	1.6
Industrial Conglomerates	3.0
Insurance	5.6
Internet & Catalog Retail	7.6
Internet Software & Services	13.4
Metals & Mining	2.5
Software	8.4
Thrifts & Mortgage Finance	2.0
Short-Term Investments	14.7
Total	110.5%

See accompanying Notes to Financial Statements

5

TCW Small Cap Growth Fund

Schedule of Investments (Unaudited)	July 31, 2007

Number of
Shares		Value
	Common Stock
	Beverages (1.4% of Net Assets)
21,180	Hansen Natural Corp.	858,849	*

	Biotechnology (6.8%)
28,000	Arena Pharmaceuticals, Inc.	320,040	*†
112,010	CV Therapeutics, Inc.	1,110,019	*†
37,600	Genomic Health, Inc.	748,240	*†
24,900	InterMune, Inc.	531,615	*†
23,460	Mannkind Corp.	247,738	*†
23,000	Novacea, Inc.	182,620	*†
27,200	Orexigen Therapeutics, Inc.	403,376	*
21,900	Vertex Pharmaceuticals, Inc.	707,370	*†
	Total Biotechnology	4,251,018

	Capital Markets (2.2%)
41,672	HFF, Inc., Class A	522,567	*
31,400	SEI Investments Co.	855,964
	Total Capital Markets	1,378,531

	Commercial Services & Supplies (7.5%)
19,700	Clean Harbors, Inc.	946,191	*†
19,325	Corporate Executive Board Co.	1,302,891
16,690	Layne Christensen Co.	753,887	*
12,600	Monster Worldwide, Inc.	490,014	*
37,260	Resources Connection, Inc.	1,209,832	*
	Total Commercial Services & Supplies	4,702,815

	Communications Equipment (0.2%)
5,500	Infinera Corp.	125,400	*†

	Computers & Peripherals (1.9%)
171,600	Brocade Communications Systems, Inc.	1,208,064	*

	Construction & Engineering (1.5%)
8,500	Foster Wheeler, Ltd.	955,315	*

1

	Diversified Consumer Services (1.4%)
20,000	Capella Education Co.	894,200	*

	Diversified Telecommunication Services (1.4%)
31,200	Cogent Communications Group, Inc.	894,816	*

	Electrical Equipment (2.0%)
42,285	Energy Conversion Devices, Inc.	1,262,207	*†

	Energy Equipment & Services (5.5%)
9,700	Core Laboratories N.V.	1,044,011	*
14,200	Dril-Quip, Inc.	681,458	*
10,900	FMC Technologies, Inc.	997,568	*
13,600	Oceaneering International, Inc.	763,776	*
	Total Energy Equipment & Services	3,486,813

	Health Care Equipment & Supplies (10.9%)
143,205	Dexcom, Inc.	1,149,936	*†
42,043	Hansen Medical, Inc.	853,052	*†
35,405	Micrus Endovascular Corp.	832,726	*
40,400	Palomar Medical Technologies, Inc.	1,289,972	*†
17,895	SonoSite, Inc.	506,429	*
34,889	Stereotaxis, Inc.	455,301	*†
88,400	Thermage, Inc.	770,848	*
50,600	Thoratec Corp.	982,146	*†
	Total Health Care Equipment & Supplies	6,840,410

	Health Care Providers & Services (2.4%)
33,900	HMS Holdings Corp.	645,117	*
25,800	Psychiatric Solutions, Inc.	879,522	*
	Total Health Care Providers & Services	1,524,639

	Hotels, Restaurants & Leisure (7.7%)
30,600	Ctrip.com International, Ltd. (ADR)	1,179,630
45,679	Home Inns & Hotels Management, Inc. (ADR)	1,387,728	*†
121,500	Jamba, Inc.	973,215	*†
39,000	P.F. Chang’s China Bistro, Inc.	1,276,860	*†
	Total Hotels, Restaurants & Leisure	4,817,433

2

	Insurance (5.6%)
35,380	eHealth, Inc.	694,156	*
65,410	First Mercury Financial Corp.	1,293,810	*
60,085	National Interstate Corp.	1,532,168
	Total Insurance	3,520,134

	Internet Software & Services (4.7%)
3,300	Baidu.com, Inc. (ADR)	666,534	*
28,200	Knot, Inc. (The)	511,830	*†
22,785	SINA Corp.	980,211	*
29,320	Vocus, Inc.	823,599	*
	Total Internet Software & Services	2,982,174

	IT Services (1.4%)
10,800	Cognizant Technology Solutions Corp., Class A	874,584	*

	Machinery (5.5%)
13,350	Bucyrus International, Inc., Class A	848,526
23,200	Chart Industries, Inc.	643,104	*
13,500	Flowserve Corp.	975,645
21,600	Hurco Cos., Inc.	1,006,128	*
	Total Machinery	3,473,403

	Media (2.9%)
20,700	Focus Media Holding, Ltd. (ADR)	855,117	*†
329,000	Sirius Satellite Radio, Inc.	990,290	*†
	Total Media	1,845,407

	Metals & Mining (1.5%)
82,000	Gammon Gold, Inc.	920,040	*

	Oil, Gas & Consumable Fuels (4.7%)
23,300	Plains Exploration & Production Co.	1,006,793	*
20,600	Quicksilver Resources, Inc.	867,672	*†
25,880	Whiting Petroleum Corp.	1,062,892	*
	Total Oil, Gas & Consumable Fuels	2,937,357

3

	Personal Products (1.2%)
27,100	Bare Escentuals, Inc.	764,491	*

	Pharmaceuticals (2.1%)
39,000	Cypress Bioscience, Inc.	449,670	*†
81,866	Salix Pharmaceuticals, Ltd.	902,163	*
	Total Pharmaceuticals	1,351,833

	Semiconductors & Semiconductor Equipment (5.2%)
15,400	FormFactor, Inc.	591,206	*
19,450	Hittite Microwave Corp.	782,279	*
130,165	PMC-Sierra, Inc.	991,857	*
26,900	Supertex, Inc.	939,079	*
	Total Semiconductors & Semiconductor Equipment	3,304,421

	Software (7.2%)
40,400	ANSYS, Inc.	1,052,016	*
1,500	BladeLogic, Inc.	38,625	*
136,748	Opsware, Inc.	1,928,147	*†
33,300	Take-Two Interactive Software, Inc.	587,079	*†
34,900	Ultimate Software Group, Inc.	946,837	*
	Total Software	4,552,704

	Specialty Retail (2.7%)
12,136	Bebe Stores, Inc.	168,326
79,800	Pier 1 Imports, Inc.	520,296	*
26,600	Zumiez, Inc.	983,934	*†
	Total Specialty Retail	1,672,556

	Textiles, Apparel & Luxury Goods (0.2%)
3,400	Lululemon Athletica, Inc.	109,276	*

	Wireless Telecommunication Services (1.9%)
41,300	Clearwire Corp., Class A	1,178,289	*†
	Total Common Stock (Cost: $57,229,085) (99.6%)	62,687,179

4

Principal
Amount
	Short-Term Investments ∧
269,199	Banco Bilbao Vizcaya Argentaria, S.A., 5.3%, due 08/10/07	269,199	**
448,675	Bank of America, 5.27%, due 08/17/07	448,675	**
897,349	Bank of America, 5.3%, due 09/17/07	897,349	**
179,470	Bank of Montreal, 5.31%, due 08/14/07	179,470	**
269,205	Bank of Nova Scotia, 5.29%, due 08/09/07	269,205	**
717,879	Bank of Nova Scotia, 5.29%, due 08/14/07	717,879	**
179,470	Barclays Bank PLC, 5.32%, due 09/04/07	179,470	**
448,681	Barclays Bank PLC, 5.325%, due 10/15/07	448,675	**
717,879	BNP Paribas, 5.275%, due 08/07/07	717,879	**
179,470	CAFCO Funding LLC, 5.294%, due 08/09/07	179,470	**
402,261	Calyon, 5.36%, due 08/01/07	402,261	**
448,675	Commonwealth Bank of Australia, 5.3%, due 09/05/07	448,675	**
717,879	Credit Suisse USA, Inc., 5.285%, due 08/23/07	717,879	**
179,470	Den Danske Bank, 5.287%, due 08/13/07	179,470	**
269,205	Fairway Finance Company LLC, 5.3%, due 08/24/07	269,205	**
897,349	Fifth Third Bancorp, 5.313%, due 08/01/07	897,349	**
179,470	General Electric Capital Corp., 5.277%, due 08/24/07	179,470	**
177,499	Jupiter Securitization Corp., 5.282%, due 08/02/07	177,499	**
179,470	Kitty Hawk Funding Corp., 5.294%, due 08/17/07	179,470	**
89,735	Lexington Parker Capital Co., 5.299%, due 08/09/07	89,735	**
174,872	Liberty Street Funding Corp., 5.297%, due 08/22/07	174,872	**
448,675	Lloyds TSB Bank, 5.28%, due 08/14/07	448,675	**
179,470	Lloyds TSB Bank, 5.3%, due 09/07/07	179,470	**
89,735	Morgan Stanley, 5.32%, due 08/01/07	89,735	**
355,393	Old Line Funding LLC, 5.291%, due 08/02/07	355,393	**
179,470	Old Line Funding LLC, 5.296%, due 08/02/07	179,470	**
179,470	Old Line Funding LLC, 5.297%, due 08/28/07	179,470	**
448,675	Rabobank Nederland, 5.28%, due 08/15/07	448,675	**
179,470	Rabobank Nederland, 5.29%, due 08/23/07	179,470	**
175,004	Ranger Funding, 5.296%, due 08/21/07	175,004	**
269,205	Ranger Funding, 5.302%, due 08/30/07	269,205	**
891,569	Ranger Funding, 5.304%, due 08/02/07	891,569	**
444,183	Ranger Funding, 5.327%, due 08/02/07	444,183	**

5

179,470	Sheffield Receivables Corp., 5.283%, due 08/03/07	179,470	**
358,940	Skandinaviska Enskilda Banken AB, 5.285%, due 08/21/07	358,940	**
483,883	State Street Bank & Trust Depository Reserve, 3.64%	483,883
897,349	Sun Trust Bank, 5.265%, due 08/01/07	897,349	**
448,691	Toronto Dominion Bank, 5.32%, due 10/03/07	448,675	**
448,675	UBS AG, 5.285%, due 08/16/07	448,675	**
628,144	UBS AG, 5.29%, due 08/02/07	628,144	**
448,675	UBS AG, 5.3%, due 09/10/07	448,675	**
179,470	Variable Funding Capital Co., 5.29%, due 08/07/07	179,470	**
179,470	Variable Funding Capital Co., 5.292%, due 08/02/07	179,470	**
	Total Short-Term Investments (Cost: $16,116,226) (25.6%)	16,116,226

	Total Investments (Cost: $73,345,311) (125.2%)	78,803,405
	Liabilities in Excess of Other Assets (-25.2%)	(15,863,990)
	Net Assets (100.0%)	$62,939,415

Notes to the Schedule of Investments:

ADR	-	American Depositary Receipt. Shares of a foreign based corporation held in U.S. banks entitling the shareholder to all dividends and capital gains.

*		Non-income producing.

**		Represents investment of security lending collateral (Note 3).

†		Security partially or fully lent (Note 3).

∧		Short-Term Investments consist of Certificate of Deposits, Commercial Papers, Discount Notes, and Time Deposits.

6

Investments by Industry (Unaudited)

Percentage of
Industry	Net Assets
Beverages	1.4%
Biotechnology	6.8
Capital Markets	2.2
Commercial Services & Supplies	7.5
Communications Equipment	0.2
Computers & Peripherals	1.9
Construction & Engineering	1.5
Diversified Consumer Services	1.4
Diversified Telecommunication Services	1.4
Electrical Equipment	2.0
Energy Equipment & Services	5.5
Health Care Equipment & Supplies	10.9
Health Care Providers & Services	2.4
Hotels, Restaurants & Leisure	7.7
Insurance	5.6
Internet Software & Services	4.7
IT Services	1.4
Machinery	5.5
Media	2.9
Metals & Mining	1.5
Oil, Gas & Consumable Fuels	4.7
Personal Products	1.2
Pharmaceuticals	2.1
Semiconductors & Semiconductor Equipment	5.2
Software	7.2
Specialty Retail	2.7
Textiles, Apparel & Luxury Goods	0.2
Wireless Telecommunication Services	1.9
Short-Term Investments	25.6
Total	125.2%

See accompanying Notes to Financial Statements

7

TCW Value Added Fund

Schedule of Investments (Unaudited)	July 31, 2007

Number of
Shares		Value
	Common Stock
	Aerospace & Defense (2.2% of Net Assets)
5,820	Ducommun, Inc.	162,145	*
2,000	Esterline Technologies Corp.	92,580	*
4,500	Herley Industries, Inc.	63,945	*
9,018	Hexcel Corp.	196,051	*†
	Total Aerospace & Defense	514,721

	Air Freight & Logistics (0.4%)
4,700	Pacer International, Inc.	103,447

	Auto Components (0.7%)
2,800	Gentex Corp.	55,272	†
2,600	Modine Manufacturing Co.	66,560
2,078	Sauer-Danfoss, Inc.	56,625
	Total Auto Components	178,457

	Automobiles (1.3%)
13,420	Monaco Coach Corp.	187,209
4,200	Winnebago Industries, Inc.	113,316	†
	Total Automobiles	300,525

	Building Products (0.1%)
3,000	PGT, Inc.	30,870	*

	Capital Markets (0.7%)
3,300	FBR Capital Markets Corp.	47,850	*
9,200	Knight Capital Group, Inc., Class A	130,088	*
	Total Capital Markets	177,938

1

	Chemicals (3.6%)
5,300	American Vanguard Corp.	66,780	†
3,120	Arch Chemicals, Inc.	110,386
1,600	Cabot Corp.	64,608
10,100	Chemtura Corp.	105,343
8,605	Ferro Corp.	192,322
5,100	Georgia Gulf Corp.	82,569	†
8,078	Material Sciences Corp.	88,858	*
4,000	Nova Chemicals Corp.	152,640
	Total Chemicals	863,506

	Commercial Banks (3.7%)
7,271	Access National Corp.	50,970
1,800	Cadence Financial Corp.	32,238
5,125	CoBiz Financial, Inc.	79,232	†
4,850	Dearborn Bancorp, Inc.	63,292	*
700	Eastern Virginia Bankshares, Inc.	14,203
5,673	First Security Group, Inc.	55,482
3,731	Fulton Financial Corp.	49,324
1,120	Green Bankshares, Inc.	37,027
8,800	Investor Bancorp, Inc.	105,864	*
2,400	Porter Bancorp, Inc.	53,208
10,500	Sterling Bancorp	152,775
9,457	Superior Bancorp	81,519	*†
1,285	Washington Trust Bancorp, Inc.	30,467
5,800	WSB Financial Group, Inc.	79,750	*
	Total Commercial Banks	885,351

	Commercial Services & Supplies (4.8%)
2,900	ACCO Brands Corp.	59,972	*
7,030	Bowne & Co., Inc.	121,900
2,835	FTI Consulting, Inc.	116,320	*
3,270	Herman Miller, Inc.	99,833
4,500	ICT Group, Inc.	71,055	*
4,900	Knoll, Inc.	97,069
3,700	Korn/Ferry International	87,431	*

2

4,900	LECG Corp.	68,453	*
2,500	RSC Holdings, Inc.	53,075	*
3,357	Schawk, Inc.	64,119
4,125	Steelcase, Inc.	71,816
6,000	Tetra Tech, Inc.	126,180	*
6,048	TRC Companies, Inc.	66,226	*
2,600	Volt Information Sciences, Inc.	40,508	*†
	Total Commercial Services & Supplies	1,143,957

	Communications Equipment (3.2%)
6,100	ADC Telecommunications, Inc.	114,009	*
3,875	Dycom Industries, Inc.	108,306	*
7,100	Plantronics, Inc.	198,942
19,376	Powerwave Technologies, Inc.	126,719	*†
7,990	Symmetricom, Inc.	59,605	*
8,700	Tekelec	111,447	*
25,175	WJ Communications, Inc.	45,567	*
	Total Communications Equipment	764,595

	Computers & Peripherals (1.6%)
10,200	Adaptec, Inc.	35,700	*
2,700	Avid Technology, Inc.	86,670	*†
4,000	Brocade Communications Systems, Inc.	28,160	*†
3,375	Cray, Inc.	24,469	*
12,869	Dot Hill Systems Corp.	48,774	*
2,300	Electronics for Imaging, Inc.	60,398	*
4,800	Hutchinson Technology, Inc.	96,288	*
	Total Computers & Peripherals	380,459

	Construction & Engineering (0.9%)
10,933	Insituform Technologies, Inc., Class A	180,613	*†
22,063	Modtech Holdings, Inc.	41,699	*
	Total Construction & Engineering	222,312

3

	Construction Materials (0.2%)
5,500	U.S. Concrete, Inc.	41,745	*†

	Containers & Packaging (0.2%)
3,500	Chesapeake Corp.	39,025

	Diversified Consumer Services (1.0%)
9,010	Corinthian Colleges, Inc.	121,365	*
19,580	Princeton Review, Inc. (The)	117,480	*
	Total Diversified Consumer Services	238,845

	Electric Utilities (0.3%)
2,400	Portland General Electric Co.	64,584

	Electrical Equipment (0.7%)
2,555	Powell Industries, Inc.	85,874	*
22,600	Power-One, Inc.	89,496	*†
	Total Electrical Equipment	175,370

	Electronic Equipment & Instruments (10.3%)
20,419	Bell Microproducts, Inc.	128,231	*
2,885	Coherent, Inc.	83,521	*
1,700	DTS, Inc.	35,632	*
7,105	Electro Scientific Industries, Inc.	155,955	*
1,400	Faro Technologies, Inc.	52,122	*
4,700	Gerber Scientific, Inc.	48,786	*
14,100	GSI Lumonics, Inc.	152,280	*
10,750	Keithley Instruments, Inc.	116,100
29,410	KEMET Corp.	207,046	*
20,521	LeCroy Corp.	188,383	*
4,500	Littelfuse, Inc.	146,655	*
2,235	Maxwell Technologies, Inc.	30,172	*†
7,700	Mercury Computer Systems, Inc.	84,161	*

4

9,240	Merix Corp.	69,577	*
13,600	Netlist, Inc.	33,864	*
5,810	Newport Corp.	75,937	*
3,996	Park Electrochemical Corp.	118,481
8,735	Planar Systems, Inc.	65,076	*
14,400	Radisys Corp.	169,056	*
4,500	Smart Modular Technologies, Inc.	55,305	*
14,900	TTM Technologies, Inc.	194,296	*
16,136	Vishay Intertechnology, Inc.	250,269	*
	Total Electronic Equipment & Instruments	2,460,905

	Energy Equipment & Services (3.0%)
5,000	Allis-Chalmers Energy, Inc.	120,000	*†
5,200	Cal Dive International, Inc.	79,144	*†
1,590	Gulf Island Fabrication, Inc.	54,314
3,700	Hercules Offshore, Inc.	111,074	*†
3,800	Input/Output, Inc.	54,150	*†
3,100	Key Energy Services, Inc.	47,275	*
15,000	Newpark Resources, Inc.	94,950	*
2,800	Pride International, Inc.	98,140	*
3,000	Superior Well Services, Inc.	58,230	*
	Total Energy Equipment & Services	717,277

	Food Products (1.6%)
2,100	American Italian Pasta Co., Class A	17,115	*†
6,600	Pilgrim’s Pride Corp.	222,288
3,400	Sanderson Farms, Inc.	135,558	†
	Total Food Products	374,961

	Health Care Equipment & Supplies (1.8%)
2,150	Analogic Corp.	142,738
8,500	AngioDynamics, Inc.	159,545	*
4,600	SonoSite, Inc.	130,180	*
	Total Health Care Equipment & Supplies	432,463

5

	Health Care Providers & Services (2.8%)
3,000	AMN Healthcare Services, Inc.	64,410	*
6,800	Assisted Living Concepts, Inc., Class A	61,200	*
2,100	Chemed Corp.	132,888
8,500	Hooper Holmes, Inc.	22,270	*
9,800	Kindred Healthcare, Inc.	262,444	*
4,200	LifePoint Hospitals, Inc.	124,110	*
	Total Health Care Providers & Services	667,322

	Hotels, Restaurants & Leisure (1.1%)
4,800	Cheesecake Factory, Inc. (The)	118,176	*†
5,500	Morton’s Restaurant Group, Inc.	99,385	*
2,785	Steak & Shake Co. (The)	41,775	*
	Total Hotels, Restaurants & Leisure	259,336

	Household Durables (0.4%)
1,300	Ethan Allen Interiors, Inc.	44,408	†
2,300	Lifetime Brands, Inc.	44,574	†
	Total Household Durables	88,982

	Industrial Conglomerates (0.4%)
1,220	Standex International Corp.	28,914
3,125	Tredegar Corp.	57,375
	Total Industrial Conglomerates	86,289

	Insurance (2.9%)
6,100	Aspen Insurance Holdings, Ltd.	149,145
4,600	Brown & Brown, Inc.	118,220
14,865	CRM Holdings, Ltd.	101,379	*
2,600	Employers Holdings, Inc.	47,788
6,047	First Acceptance Corp.	53,818	*
5,100	Max Capital Group, Ltd.	133,161
3,900	OneBeacon Insurance Group, Ltd.	90,090
	Total Insurance	693,601

6

	Internet & Catalog Retail (1.3%)
16,616	1-800-FLOWERS.COM, Inc.	154,695	*
13,082	dELiA*s, Inc.	92,359	*
6,235	ValueVision Media, Inc.	56,801	*
	Total Internet & Catalog Retail	303,855

	Internet Software & Services (1.1%)
11,401	Internet Capital Group, Inc.	130,199	*
7,200	Jupitermedia Corp.	55,728	*
17,300	Saba Software, Inc.	85,808	*
	Total Internet Software & Services	271,735

	IT Services (0.2%)
7,000	AnswerThink, Inc.	24,150	*
6,285	Computer Task Group, Inc.	26,271	*
	Total IT Services	50,421

	Leisure Equipment & Products (0.6%)
9,340	Callaway Golf Co.	151,588

	Life Science Tools & Services (0.4%)
3,700	Caliper Life Sciences, Inc.	17,760	*
1,135	Varian, Inc.	68,259	*
	Total Life Science Tools & Services	86,019

	Machinery (3.8%)
6,100	A.S.V., Inc.	88,999	*†
1,300	Actuant Corp., Class A	79,274	†
1,453	CIRCOR International, Inc.	57,946
1,000	Columbus McKinnon Corp.	25,650	*
1,600	Commercial Vehicle Group, Inc.	23,200	*
7,770	Federal Signal Corp.	104,507

7

5,500	Flow International Corp.	50,765	*
600	Gardner Denver, Inc.	24,954	*
6,230	Greenbrier Companies, Inc. (The)	207,895	†
2,167	Lydall, Inc.	25,029	*
9,500	Mueller Water Products, Inc., Class A	133,380	†
4,600	TriMas Corp.	54,050	*
1,150	Trinity Industries, Inc.	43,965
	Total Machinery	919,614

	Media (1.6%)
2,657	Alloy, Inc.	24,976	*
2,100	Lee Enterprises, Inc.	36,981
3,000	McClatchy Co. (The), Class A	73,260	†
2,600	Meredith Corp.	146,874
2,985	Scholastic Corp.	96,057	*
	Total Media	378,148

	Metals & Mining (1.0%)
2,000	Claymont Steel Holdings, Inc.	39,860	*
2,300	Commercial Metals Co.	70,932
5,920	NN, Inc.	62,752
2,900	Olympic Steel, Inc.	76,183
	Total Metals & Mining	249,727

	Multiline Retail (0.5%)
7,001	Saks, Inc.	129,589	†

	Office Electronics (0.3%)
2,100	Zebra Technologies Corp., Class A	76,083	*

	Oil, Gas & Consumable Fuels (2.7%)
12,715	Brigham Exploration Co.	61,668	*
3,300	CNX Gas Corp.	88,209	*†
2,700	Comstock Resources, Inc.	72,522	*

8

3,000	Goodrich Petroleum Corp.	90,270	*†
14,400	Kodiak Oil & Gas Corp.	66,240	*
8,100	Petrohawk Energy Corp.	121,419	*†
6,200	PetroQuest Energy, Inc.	77,562	*
7,700	Quest Resource Corp.	78,617	*
	Total Oil, Gas & Consumable Fuels	656,507

	Pharmaceuticals (1.0%)
8,600	Par Pharmaceutical Companies, Inc.	203,734	*
1,900	Perrigo Co.	35,435
	Total Pharmaceuticals	239,169

	Road & Rail (0.3%)
3,540	Covenant Transportation Group, Class A	30,232	*
1,300	YRC Worldwide, Inc.	41,756	*†
	Total Road & Rail	71,988

	Semiconductors & Semiconductor Equipment (17.0%)
13,800	Advanced Analogic Technologies, Inc.	122,544	*
16,800	AMIS Holdings, Inc.	173,208	*
4,415	ATMI, Inc.	127,947	*
2,600	Aviza Technology, Inc.	11,960	*
21,615	Axcelis Technologies, Inc.	119,963	*
4,100	AXT, Inc.	19,885	*
14,935	Brooks Automation, Inc.	262,408	*†
10,100	Cascade Microtech, Inc.	102,010	*
3,000	ChipMOS TECHNOLOGIES, Ltd.	20,910	*
5,100	Cohu, Inc.	101,949
19,076	Entegris, Inc.	205,639	*†
6,590	Exar Corp.	93,117	*
2,655	FEI Co.	76,145	*†
10,274	FSI International, Inc.	29,178	*
5,925	Integrated Device Technology, Inc.	96,400	*
5,790	International Rectifier Corp.	212,551	*

9

11,980	Kulicke & Soffa Industries, Inc.	112,133	*†
28,719	Lattice Semiconductor Corp.	135,841	*
28,000	LTX Corp.	128,520	*
10,539	Mattson Technology, Inc.	104,968	*
7,700	Microsemi Corp.	179,487	*†
6,930	MKS Instruments, Inc.	157,311	*†
2,100	Novellus Systems, Inc.	59,892	*
8,746	Pericom Semiconductor Corp.	93,407	*
4,400	PLX Technology, Inc.	48,576	*
16,793	RF Micro Devices, Inc.	116,543	*†
4,300	Semitool, Inc.	41,151	*
14,400	Silicon Image, Inc.	98,208	*
5,550	Silicon Laboratories, Inc.	193,307	*
14,890	Skyworks Solutions, Inc.	117,929	*
6,700	Spansion, Inc., Class A	71,087	*
7,556	Triquint Semiconductor, Inc.	33,398	*
3,900	Ultra Clean Holdings, Inc.	54,873	*
8,000	Ultratech, Inc.	100,320	*
8,845	Veeco Instruments, Inc.	161,864	*
4,125	Verigy, Ltd.	100,898	*
9,700	Zoran Corp.	182,845	*
	Total Semiconductors & Semiconductor Equipment	4,068,372

	Software (5.0%)
5,000	ACI Worldwide, Inc.	152,650	*
7,800	BEA Systems, Inc.	96,564	*
4,200	Evans & Sutherland Computer Corp.	8,946	*
14,100	Lawson Software, Inc.	134,373	*†
8,600	Macrovision Corp.	204,508	*
4,585	Magma Design Automation, Inc.	67,904	*
12,400	MSC.Software Corp.	160,952	*
7,254	Parametric Technology Corp.	127,888	*†
13,437	Phoenix Technologies, Ltd.	154,929	*
2,700	Progress Software Corp.	81,675	*
	Total Software	1,190,389

10

	Specialty Retail (6.1%)
3,066	A.C. Moore Arts & Crafts, Inc.	55,433	*
3,000	AnnTaylor Stores Corp.	94,260	*
17,700	Blockbuster, Inc., Class A	75,933	*†
7,300	Coldwater Creek, Inc.	143,737	*†
10,985	Pacific Sunwear of California, Inc.	197,950	*
18,950	Pier 1 Imports, Inc.	123,554	*
4,000	RadioShack Corp.	100,520
10,800	Sharper Image Corp.	88,020	*†
4,900	Talbots, Inc. (The)	112,651	†
4,200	Urban Outfitters, Inc.	84,252	*†
6,147	West Marine, Inc.	96,323	*
5,100	Williams-Sonoma, Inc.	157,029	†
6,200	Zale Corp.	131,626	*
	Total Specialty Retail	1,461,288

	Textiles, Apparel & Luxury Goods (2.7%)
4,220	Fossil, Inc.	107,821	*
3,300	Kellwood Co.	84,612	†
4,200	Kenneth Cole Productions, Inc., Class A	88,830
11,100	Quiksilver, Inc.	142,413	*
4,300	Timberland Co. (The), Class A	102,211	*
3,429	Warnaco Group, Inc.	123,821	*
	Total Textiles, Apparel & Luxury Goods	649,708

	Thrifts & Mortgage Finance (3.1%)
6,000	Astoria Financial Corp.	141,300
5,565	BankUnited Financial Corp., Class A	93,715	†
4,497	First Niagara Financial Group, Inc.	57,831
5,185	NewAlliance Bancshares, Inc.	70,049	†
4,200	Northeast Community Bancorp, Inc.	40,908	*
7,000	Oritani Financial Corp.	92,750	*†
6,815	Provident Financial Services, Inc.	96,092
4,500	ViewPoint Financial Group	70,695

11

7,200	Westfield Financial, Inc.	65,520
	Total Thrifts & Mortgage Finance	728,860

	Trading Companies & Distributors (0.4%)
1,655	Electro Rent Corp.	22,425
2,140	Kaman Corp.	71,669
	Total Trading Companies & Distributors	94,094

	Total Common Stock (Cost: $21,526,810) (99.0%)	23,683,997

Principal Amount
	Short-Term Investments ∧
83,595	Banco Bilbao Vizcaya Argentaria, S.A., 5.3%, due 08/10/07	83,595	**
139,330	Bank of America, 5.27%, due 08/17/07	139,330	**
278,660	Bank of America, 5.3%, due 09/17/07	278,660	**
55,732	Bank of Montreal, 5.31%, due 08/14/07	55,732	**
83,598	Bank of Nova Scotia, 5.29%, due 08/09/07	83,598	**
222,928	Bank of Nova Scotia, 5.29%, due 08/14/07	222,928	**
55,732	Barclays Bank PLC, 5.32%, due 09/04/07	55,732	**
139,332	Barclays Bank PLC, 5.325%, due 10/15/07	139,330	**
222,928	BNP Paribas, 5.275%, due 08/07/07	222,928	**
55,732	CAFCO Funding LLC, 5.294%, due 08/09/07	55,732	**
124,917	Calyon, 5.36%, due 08/01/07	124,917	**
139,330	Commonwealth Bank of Australia, 5.3%, due 09/05/07	139,330	**
222,928	Credit Suisse USA, Inc., 5.285%, due 08/23/07	222,928	**
55,732	Den Danske Bank, 5.287%, due 08/13/07	55,732	**
83,598	Fairway Finance Company LLC, 5.3%, due 08/24/07	83,598	**
278,660	Fifth Third Bancorp, 5.313%, due 08/01/07	278,660	**
55,732	General Electric Capital Corp., 5.277%, due 08/24/07	55,732	**
55,120	Jupiter Securitization Corp., 5.282%, due 08/02/07	55,120	**

12

55,732	Kitty Hawk Funding Corp., 5.294%, due 08/17/07	55,732	**
27,866	Lexington Parker Capital Co., 5.299%, due 08/09/07	27,866	**
54,304	Liberty Street Funding Corp., 5.297%, due 08/22/07	54,304	**
139,330	Lloyds TSB Bank, 5.28%, due 08/14/07	139,330	**
55,732	Lloyds TSB Bank, 5.3%, due 09/07/07	55,732	**
27,866	Morgan Stanley, 5.32%, due 08/01/07	27,866	**
110,362	Old Line Funding LLC, 5.291%, due 08/02/07	110,362	**
55,732	Old Line Funding LLC, 5.296%, due 08/02/07	55,732	**
55,732	Old Line Funding LLC, 5.297%, due 08/28/07	55,732	**
139,330	Rabobank Nederland, 5.28%, due 08/15/07	139,330	**
55,732	Rabobank Nederland, 5.29%, due 08/23/07	55,732	**
54,345	Ranger Funding, 5.296%, due 08/21/07	54,345	**
83,598	Ranger Funding, 5.302%, due 08/30/07	83,598	**
276,865	Ranger Funding, 5.304%, due 08/02/07	276,865	**
137,935	Ranger Funding, 5.327%, due 08/02/07	137,935	**
55,732	Sheffield Receivables Corp., 5.283%, due 08/03/07	55,732	**
111,464	Skandinaviska Enskilda Banken AB, 5.285%, due 08/21/07	111,464	**
993,824	State Street Bank & Trust Depository Reserve, 3.64%	993,824
278,660	Sun Trust Bank, 5.265%, due 08/01/07	278,660	**
139,335	Toronto Dominion Bank, 5.32%, due 10/03/07	139,330	**
139,330	UBS AG, 5.285%, due 08/16/07	139,330	**
195,062	UBS AG, 5.29%, due 08/02/07	195,062	**
139,330	UBS AG, 5.3%, due 09/10/07	139,330	**
55,732	Variable Funding Capital Co., 5.29%, due 08/07/07	55,732	**
55,732	Variable Funding Capital Co., 5.292%, due 08/02/07	55,732	**
	Total Short-Term Investments (Cost: $5,848,239) (24.5%)	5,848,239

	Total Investments (Cost: $27,375,049) (123.5%)	29,532,236
	Liabilities in Excess of Other Assets (-23.5%)	(5,617,715)
	Net Assets (100.0%)	$23,914,521

13

Notes to the Schedule of Investments:

*	Non-income producing.

**	Represents investment of security lending collateral (Note 3).

†	Security partially or fully lent (Note 3).

∧	Short-Term Investments consist of Certificate of Deposits, Commercial Papers, Discount Notes, and Time Deposits.

Investments by Industry (Unaudited)

Percentage of
Industry	Net Assets
Aerospace & Defense	2.2%
Air Freight & Logistics	0.4
Auto Components	0.7
Automobiles	1.3
Building Products	0.1
Capital Markets	0.7
Chemicals	3.6
Commercial Banks	3.7
Commercial Services & Supplies	4.8
Communications Equipment	3.2
Computers & Peripherals	1.6
Construction & Engineering	0.9
Construction Materials	0.2
Containers & Packaging	0.2
Diversified Consumer Services	1.0
Electric Utilities	0.3
Electrical Equipment	0.7
Electronic Equipment & Instruments	10.3
Energy Equipment & Services	3.0
Food Products	1.6
Health Care Equipment & Supplies	1.8
Health Care Providers & Services	2.8
Hotels, Restaurants & Leisure	1.1
Household Durables	0.4
Industrial Conglomerates	0.4
Insurance	2.9
Internet & Catalog Retail	1.3
Internet Software & Services	1.1
IT Services	0.2
Leisure Equipment & Products	0.6
Life Science Tools & Services	0.4
Machinery	3.8
Media	1.6
Metals & Mining	1.0
Multiline Retail	0.5
Office Electronics	0.3
Oil, Gas & Consumable Fuels	2.7
Pharmaceuticals	1.0
Road & Rail	0.3
Semiconductors & Semiconductor Equipment	17.0
Software	5.0
Specialty Retail	6.1
Textiles, Apparel & Luxury Goods	2.7
Thrifts & Mortgage Finance	3.1
Trading Companies & Distributors	0.4
Short-Term Investments	24.5
Total	123.5%

See accompanying Notes to Financial Statements

14

TCW Value Opportunities Fund

Schedule of Investments (Unaudited)	July 31, 2007

Number of
Shares		Value
	Common Stock
	Aerospace & Defense (2.9% of Net Assets)
129,760	Alliant Techsystems, Inc.	12,860,514	*
447,700	Hexcel Corp.	9,732,998	*†
	Total Aerospace & Defense	22,593,512

	Beverages (0.9%)
79,130	Molson Coors Brewing Co., Class B	7,037,822

	Capital Markets (3.6%)
799,610	E*TRADE Financial Corp.	14,808,777	*
351,480	Federated Investors, Inc., Class B	12,656,795
	Total Capital Markets	27,465,572

	Chemicals (4.2%)
257,000	Cytec Industries, Inc.	17,216,430
309,230	International Flavors & Fragrances, Inc.	15,495,515
	Total Chemicals	32,711,945

	Commercial Banks (4.3%)
268,470	Commerce Bancorp, Inc.	8,980,321	†
318,280	Marshall & Ilsley Corp.	13,116,319
218,090	SVB Financial Group	11,488,981	*†
	Total Commercial Banks	33,585,621

	Communications Equipment (3.3%)
832,056	ADC Telecommunications, Inc.	15,551,127	*
501,200	Comverse Technology, Inc.	9,658,124	*
	Total Communications Equipment	25,209,251

	Computers & Peripherals (4.5%)
344,170	Diebold, Inc.	17,439,094
3,483,400	Sun Microsystems, Inc.	17,765,340	*
	Total Computers & Peripherals	35,204,434

	Diversified Consumer Services (1.8%)
405,301	Regis Corp.	14,128,793	†

1

	Electronic Equipment & Instruments (3.9%)
407,564	Tektronix, Inc.	13,388,477	†
1,059,219	Vishay Intertechnology, Inc.	16,428,487	*
	Total Electronic Equipment & Instruments	29,816,964

	Energy Equipment & Services (3.3%)
144,000	Cameron International Corp.	11,232,000	*
255,800	Weatherford International, Ltd.	14,153,414	*
	Total Energy Equipment & Services	25,385,414

	Food & Staples Retailing (1.8%)
384,000	Whole Foods Market, Inc.	14,223,360	†

	Food Products (2.0%)
450,300	Pilgrim’s Pride Corp.	15,166,104	†

	Health Care Equipment & Supplies (7.2%)
138,980	Beckman Coulter, Inc.	9,842,564	†
357,595	Edwards Lifesciences Corp.	16,435,066	*
223,390	Hillenbrand Industries, Inc.	14,082,506
398,100	Hospira, Inc.	15,394,527	*
	Total Health Care Equipment & Supplies	55,754,663

	Health Care Providers & Services (1.1%)
515,579	Healthsouth Corp.	8,146,148	*†

	Hotels, Restaurants & Leisure (2.0%)
627,400	Cheesecake Factory, Inc. (The)	15,446,588	*†

	Industrial Conglomerates (1.6%)
165,381	Teleflex, Inc.	12,640,070

	Insurance (5.1%)
293,690	Arthur J. Gallagher & Co.	8,099,970	†
182,050	Assurant, Inc.	9,233,576	†
337,235	Old Republic International Corp.	6,191,635

2

384,720	Willis Group Holdings, Ltd.	15,615,785
	Total Insurance	39,140,966

	Life Science Tools & Services (4.1%)
380,740	Thermo Electron Corp.	19,878,435	*
200,100	Varian, Inc.	12,034,014	*
	Total Life Science Tools & Services	31,912,449

	Machinery (8.4%)
270,885	Dover Corp.	13,815,135
339,350	Joy Global, Inc.	16,794,431	†
375,100	Pentair, Inc.	13,578,620
225,450	SPX Corp.	21,162,992
	Total Machinery	65,351,178

	Multiline Retail (1.8%)
388,548	Macy’s, Inc.	14,014,926

	Office Electronics (1.2%)
261,279	Zebra Technologies Corp., Class A	9,466,138	*

	Oil, Gas & Consumable Fuels (4.4%)
354,300	Consol Energy, Inc.	14,756,595
311,800	Murphy Oil Corp.	19,344,072
	Total Oil, Gas & Consumable Fuels	34,100,667

	Semiconductors & Semiconductor Equipment (16.5%)
531,800	Analog Devices, Inc.	18,852,310
417,280	ASML Holding N.V.	12,334,797	*†
360,300	International Rectifier Corp.	13,226,613	*
230,500	KLA-Tencor Corp.	13,090,095	†
1,786,300	LSI Corp.	12,861,360	*
470,700	Maxim Integrated Products, Inc.	14,921,190
1,286,900	Micron Technology, Inc.	15,275,503	*†
981,600	Teradyne, Inc.	15,401,304	*
472,233	Verigy, Ltd.	11,550,819	*
	Total Semiconductors & Semiconductor Equipment	127,513,991

3

	Specialty Retail (3.8%)
850,000	Coldwater Creek, Inc.	16,736,500	*†
732,700	Gap, Inc. (The)	12,602,440
	Total Specialty Retail	29,338,940

	Textiles, Apparel & Luxury Goods (1.5%)
474,905	Jones Apparel Group, Inc.	11,853,629

	Thrifts & Mortgage Finance (4.6%)
641,600	Hudson City Bancorp, Inc.	7,840,352
762,837	New York Community Bancorp, Inc.	12,380,845	†
932,879	People’s United Financial, Inc.	15,038,009	†
	Total Thrifts & Mortgage Finance	35,259,206

	Total Common Stock (Cost: $636,460,290) (99.8%)	772,468,351

Principal
Amount
	Short-Term Investments ∧
2,291,542	Banco Bilbao Vizcaya Argentaria, S.A., 5.3%, due 08/10/07	2,291,542	**
3,819,254	Bank of America, 5.27%, due 08/17/07	3,819,254	**
7,638,508	Bank of America, 5.3%, due 09/17/07	7,638,508	**
1,527,702	Bank of Montreal, 5.31%, due 08/14/07	1,527,702	**
2,291,552	Bank of Nova Scotia, 5.29%, due 08/09/07	2,291,552	**
6,110,806	Bank of Nova Scotia, 5.29%, due 08/14/07	6,110,806	**
1,527,702	Barclays Bank PLC, 5.32%, due 09/04/07	1,527,702	**
3,819,307	Barclays Bank PLC, 5.325%, due 10/15/07	3,819,254	**
6,110,806	BNP Paribas, 5.275%, due 08/07/07	6,110,806	**
1,527,702	CAFCO Funding LLC, 5.294%, due 08/09/07	1,527,702	**
3,424,168	Calyon, 5.36%, due 08/01/07	3,424,168	**
3,819,254	Commonwealth Bank of Australia, 5.3%, due 09/05/07	3,819,254	**
6,110,806	Credit Suisse USA, Inc., 5.285%, due 08/23/07	6,110,806	**
1,527,702	Den Danske Bank, 5.287%, due 08/13/07	1,527,702	**
2,291,552	Fairway Finance Company LLC, 5.3%, due 08/24/07	2,291,552	**
7,638,508	Fifth Third Bancorp, 5.313%, due 08/01/07	7,638,508	**
1,527,702	General Electric Capital Corp., 5.277%, due 08/24/07	1,527,702	**

4

1,510,929	Jupiter Securitization Corp., 5.282%, due 08/02/07	1,510,929	**
1,527,702	Kitty Hawk Funding Corp., 5.294%, due 08/17/07	1,527,702	**
763,851	Lexington Parker Capital Co., 5.299%, due 08/09/07	763,851	**
1,488,565	Liberty Street Funding Corp., 5.297%, due 08/22/07	1,488,565	**
3,819,254	Lloyds TSB Bank, 5.28%, due 08/14/07	3,819,254	**
1,527,702	Lloyds TSB Bank, 5.3%, due 09/07/07	1,527,702	**
763,851	Morgan Stanley, 5.32%, due 08/01/07	763,851	**
3,025,212	Old Line Funding LLC, 5.291%, due 08/02/07	3,025,212	**
1,527,702	Old Line Funding LLC, 5.296%, due 08/02/07	1,527,702	**
1,527,702	Old Line Funding LLC, 5.297%, due 08/28/07	1,527,702	**
3,819,254	Rabobank Nederland, 5.28%, due 08/15/07	3,819,254	**
1,527,702	Rabobank Nederland, 5.29%, due 08/23/07	1,527,702	**
1,489,683	Ranger Funding, 5.296%, due 08/21/07	1,489,683	**
2,291,552	Ranger Funding, 5.302%, due 08/30/07	2,291,552	**
7,589,307	Ranger Funding, 5.304%, due 08/02/07	7,589,307	**
3,781,019	Ranger Funding, 5.327%, due 08/02/07	3,781,019	**
1,527,702	Sheffield Receivables Corp., 5.283%, due 08/03/07	1,527,702	**
3,055,403	Skandinaviska Enskilda Banken AB, 5.285%, due 08/21/07	3,055,403	**
7,638,508	Sun Trust Bank, 5.265%, due 08/01/07	7,638,508	**
3,819,395	Toronto Dominion Bank, 5.32%, due 10/03/07	3,819,254	**
3,819,254	UBS AG, 5.285%, due 08/16/07	3,819,254	**
5,346,955	UBS AG, 5.29%, due 08/02/07	5,346,955	**
3,819,254	UBS AG, 5.3%, due 09/10/07	3,819,254	**
1,527,702	Variable Funding Capital Co., 5.29%, due 08/07/07	1,527,702	**
1,527,702	Variable Funding Capital Co., 5.292%, due 08/02/07	1,527,702	**
	Total Short-Term Investments (Cost: $133,067,241) (17.2%)	133,067,241

	Total Investments (Cost: $769,527,531) (117.0%)	905,535,592
	Liabilities in Excess of Other Assets (-17.0%)	(131,591,759)
	Net Assets (100.0%)	$773,943,833

Notes to the Schedule of Investments:

*	Non-income producing.

**	Represents investment of security lending collateral (Note 3).

5

†	Security partially or fully lent (Note 3).

∧	Short-Term Investments consist of Certificate of Deposits, Commercial Papers, Discount Notes, and Time Deposits.

Investments by Industry (Unaudited)

Percentage of
Industry	Net Assets
Aerospace & Defense	2.9%
Beverages	0.9
Capital Markets	3.6
Chemicals	4.2
Commercial Banks	4.3
Communications Equipment	3.3
Computers & Peripherals	4.5
Diversified Consumer Services	1.8
Electronic Equipment & Instruments	3.9
Energy Equipment & Services	3.3
Food & Staples Retailing	1.8
Food Products	2.0
Health Care Equipment & Supplies	7.2
Health Care Providers & Services	1.1
Hotels, Restaurants & Leisure	2.0
Industrial Conglomerates	1.6
Insurance	5.1
Life Science Tools & Services	4.1
Machinery	8.4
Multiline Retail	1.8
Office Electronics	1.2
Oil, Gas & Consumable Fuels	4.4
Semiconductors & Semiconductor Equipment	16.5
Specialty Retail	3.8
Textiles, Apparel & Luxury Goods	1.5
Thrifts & Mortgage Finance	4.6
Short-Term Investments	17.2
Total	117.0%

See accompanying Notes to Financial Statements

6

TCW Conservative LifePlan Fund

Schedule of Investments (Unaudited)	July 31, 2007

Number of
Shares		Value
	Investment Companies
	Diversified Fixed Income Funds (54.7% of Net Assets)
26,149	TCW Core Fixed Income Fund, I Class	250,774	#

	Diversified Money Market Funds (5.1%)
23,579	TCW Money Market Fund, I Class, 5.05%	23,579	#

	Non-Diversified U.S. Equity Funds (41.6%)
14,469	TCW Large Cap Core Fund, I Class	190,553	#
	Total Investment Companies (Cost: $469,007) (101.4%)	464,906

	Total Investments (Cost: $469,007) (101.4%)	464,906
	Liabilities in Excess of Other Assets (-1.4%)	(6,584)
	Net Assets (100.0%)	$458,322

Notes to the Schedule of Investments:

#	Affiliated Issuer.

Investments by Industry (Unaudited)

Percentage of
Industry	Net Assets
Diversified Fixed Income Funds	54.7
Diversified Money Market Funds	5.1
Non-Diversified U.S. Equity Funds	41.6
Total	101.4%

See accompanying Notes to Schedules of Investments

1

TCW Moderate LifePlan Fund

Schedule of Investments (Unaudited)	July 31, 2007

Number of
Shares		Value
	Investment Companies
	Diversified Fixed Income Funds (38.7% of Net Assets)
97,203	TCW Core Fixed Income Fund, I Class	932,176	#
20,191	TCW High Yield Bond Fund, I Class	133,058	#
	Total Diversified Fixed Income Funds	1,065,234

	Diversified U.S. Equity Funds (9.7%)
16,003	TCW Diversified Value Fund, I Class	267,894	#

	Non-Diversified U.S. Equity Funds (51.9%)
10,229	TCW Growth Equities Fund, I Class	145,861	#*
31,802	TCW Large Cap Core Fund, I Class	418,827	#
33,187	TCW Large Cap Growth Fund, I Class	728,785	#*
5,743	TCW Value Opportunities Fund, I Class	136,392	#
	Total Non-Diversified U.S. Equity Funds	1,429,865

	Total Investment Companies (Cost: $2,821,512) (100.3%)	2,762,993

	Total Investments (Cost: $2,821,512) (100.3%)	2,762,993
	Liabilities in Excess of Other Assets (-0.3%)	(7,514)
	Net Assets (100.0%)	$2,755,479

Notes to the Schedule of Investments:

*	Non-income producing.

#	Affiliated Issuer.

Investments by Industry (Unaudited)

Percentage of
Industry	Net Assets
Diversified Fixed Income Funds	38.7%
Diversified U.S. Equity Funds	9.7
Non-Diversified U.S. Equity Funds	51.9
Total	100.3%

See accompanying Notes to Financial Statements

1

TCW Aggressive LifePlan Fund

Schedule of Investments (Unaudited)	July 31, 2007

Number of
Shares		Value
	Investment Companies
	Diversified Fixed Income Funds (20.1% of Net Assets)
4,437	TCW Core Fixed Income Fund, I Class	42,550	#

	Diversified U.S. Equity Funds (24.6%)
2,802	TCW Diversified Value Fund, I Class	46,906	#
350	TCW Opportunity Fund, I Class	5,297	#*
	Total Diversified U.S. Equity Funds	52,203

	Non-Diversified U.S. Equity Funds (58.4%)
827	TCW Growth Equities Fund, I Class	11,793	#*
3,529	TCW Large Cap Growth Fund, I Class	77,507	#*
353	TCW Small Cap Growth Fund, I Class	7,897	#*
1,111	TCW Value Opportunities Fund, I Class	26,390	#
	Total Non-Diversified U.S. Equity Funds	123,587

	Total Investment Companies (Cost: $214,384) (103.1%)	218,340

	Total Investments (Cost: $214,384) (103.1%)	218,340
	Liabilities in Excess of Other Assets (-3.1%)	(6,524)
	Net Assets (100.0%)	$211,816

Notes to the Schedule of Investments:

*	Non-income producing.

#	Affiliated Issuer.

Investments by Industry (Unaudited)

Percentage of
Industry	Net Assets
Diversified Fixed Income Funds	20.1%
Diversified U.S. Equity Funds	24.6
Non-Diversified U.S. Equity Funds	58.4
Total	103.1%

See accompanying Notes to Financial Statements

1

TCW Global Aggressive LifePlan Fund

Schedule of Investments (Unaudited)	July 31, 2007

Number of
Shares		Value
	Investment Companies
	Diversified U.S. Equity Funds (9.8% of Net Assets)
6,880	TCW Diversified Value Fund, I Class	115,163	#

	Diversified U.S. Fixed Income Funds (17.6%)
21,498	TCW Core Fixed Income Fund, I Class	206,163	#

	Non-Diversified International Equity Funds (35.8%)
27,963	TCW Global Equities Fund, I Class	419,169	#

	Non-Diversified International Fixed Income Funds (5.0%)
7,631	TCW Emerging Markets Income Fund, I Class	58,381	#

	Non-Diversified U.S. Equity Funds (32.6%)
2,186	TCW Growth Equities Fund, I Class	31,170	#*
10,680	TCW Large Cap Growth Fund, I Class	234,524	#*
4,887	TCW Value Opportunities Fund, I Class	116,057	#
	Total Non-Diversified U.S. Equity Funds	381,751

	Total Investment Companies (Cost: $1,169,346) (100.8%)	1,180,627

	Total Investments (Cost: $1,169,346) (100.8%)	1,180,627
	Liabilities in Excess of Other Assets (-0.8%)	(9,768)
	Net Assets (100.0%)	$1,170,859

Notes to the Schedule of Investments:

*	Non-income producing.

#	Affiliated Issuer.

1

Investments by Industry (Unaudited)

Percentage of
Industry	Net Assets
Diversified U.S. Equity Funds	9.8%
Diversified U.S. Fixed Income Funds	17.6
Non-Diversified International Equity Funds	35.8
Non-Diversified International Fixed Income Funds	5.0
Non-Diversified U.S. Equity Funds	32.6
Total	100.8%

See accompanying Notes to Financial Statements

2

TCW Funds, Inc.

U.S. Equities

Notes to Schedules of Investments (Unaudited)	July 31, 2007

Note 1 — Organization

TCW Funds, Inc., a Maryland corporation (the ‘‘Company’’), is an open-end management investment company registered under the Investment Company Act of 1940, as amended, (the “1940 Act”), that currently offers 27 no-load mutual funds (the ‘‘Funds’’).  TCW Investment Management Company (the ‘‘Advisor’’) is the investment advisor to the Funds and is registered under the Investment Advisors Act of 1940.  Each Fund has distinct investment objectives.   The following are the objectives for the 18 U.S Equity Funds that are covered in this report:

U.S. Equities

TCW Fund	Investment Objective
Balanced Fund

TCW Balanced Fund	Seeks total return through a combination of income and capital appreciation by investing in a blended portfolio of high-quality stocks and bonds.

Non-Diversified U.S. Equity Funds

TCW Equities Fund	Seeks long-term capital appreciation by investing in equity securities of large capitalization value companies.

TCW Focused Equities Fund	Seeks long-term capital appreciation by investing in equity securities of 20 to 50 large capitalization value companies.

TCW Growth Equities Fund	Seeks long-term capital appreciation by investing in equity securities of emerging growth companies.

TCW Growth Insights Fund	Seeks long-term capital appreciation by investing in equity securities issued by companies that are believed to have superior growth prospects.

TCW Large Cap Core Fund	Seeks long-term total return by investing in equity securities of large cap growth and value companies.

TCW Large Cap Growth Fund	Seeks long-term capital appreciation by investing in the equity securities of 35 to 50 large capitalization companies.

TCW Select Equities Fund	Seeks long-term capital appreciation by investing in common stocks of large capitalization companies.

TCW Small Cap Growth Fund	Seeks long-term capital appreciation by investing in equity securities issued by smaller capitalization growth companies.

TCW Value Added Fund	Seeks long-term capital appreciation by investing in equity securities issued by small capitalization value companies.

TCW Value Opportunities Fund	Seeks long-term capital appreciation by investing in equity securities issued by mid-cap value companies.

Diversified U.S. Equity Funds

TCW Diversified Value Fund	Seeks capital appreciation by investing in equity securities of large capitalization companies.

TCW Dividend Focused Fund	Seeks high level of dividend income by investing in equity securities of issuers which pay dividends.

TCW Opportunity Fund	Seeks capital appreciation by investing in equity securities of small capitalization companies.

Fund of Funds

TCW Conservative LifePlan Fund	Seeks current income and secondarily, long-term capital appreciation by investing in fixed income funds, equity funds of large cap growth and value companies and money market funds.

TCW Moderate LifePlan Fund	Seeks long-term capital appreciation and secondarily, current income by investing in U.S. equity funds of large cap and mid cap companies and fixed income funds.

TCW Aggressive LifePlan Fund	Seeks long-term capital appreciation by investing in U.S. equity funds of growth, value, large cap, mid cap and small cap companies and fixed income funds.

TCW Global Aggressive LifePlan Fund	Seeks long-term capital appreciation by investing in U.S. equity funds, fixed income funds and international funds.

The Company added four new LifePlan Funds to the series of funds offered by the Company on November 16, 2006. They are the TCW Conservative LifePlan Fund, the TCW Moderate LifePlan Fund, the TCW Aggressive LifePlan Fund and the TCW Global Aggressive LifePlan Fund (collectively “LifePlan Funds”).

Note 2 — Significant Accounting Policies

The following is a summary of significant accounting policies which are in conformity with accounting principles generally accepted in the United States of America and which are consistently followed by the Funds in the preparation of their schedules of investments.

Security Valuations:  Securities listed or traded on the New York, American or other stock exchanges are valued at the latest sale price on that exchange (if there were no sales that day, the security is valued at the latest bid price). All other securities for which over-the-counter market quotations are readily available are valued at the latest bid price. Investments of LifePlan Funds are valued based on the net asset value per share of the underlying funds.

Securities for which market quotations are not readily available, including circumstances under which it is determined by the Advisor that sale or bid prices are not reflective of a security’s market value, are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Company’s Board of Directors.

Short-term debt securities with remaining maturities of 60 days or less at the time of purchase are valued at amortized cost.  Other short-term debt securities are valued on a marked-to-market basis until such time as they reach a remaining maturity of 60 days, whereupon they are valued at amortized value using their value of the 61st day prior to maturity.

Repurchase Agreements:  The Funds may invest in repurchase agreements secured by U.S. Government obligations and by other securities.  Securities pledged as collateral for repurchase agreements are held by the Funds’ custodian bank until maturity of the repurchase agreements.  Provisions of the agreements ensure that the market value of the collateral is sufficient in the event of default; however, in the event of default or bankruptcy by the other party to the agreements, realization and/or retention of the collateral may be subject to legal proceedings.  There were no repurchase agreements outstanding at July 31, 2007.

Security Lending:  The Funds may lend their securities to qualified brokers. The loans are collateralized at all times with cash or other money market instruments or U.S. Government securities with a market value at least equal to the market value of the securities on loan.  As with any extensions of credit, the Funds may bear the risk of delay in recovery or even loss of rights in the collateral if the borrowers of the securities fail financially. The Funds earn additional income for lending their securities by investing the cash collateral in short-term investments. See Note 3.

Options:  Premiums received from call options written are recorded as a liability.  The amount of the liability is subsequently adjusted to reflect the current market value of the option written.  If the option expires unexercised, premiums received are realized as a gain at expiration date.  If the position is closed prior to expiration, a gain or loss is realized based on premiums received, less the cost to close the option.  When an option is exercised, premiums received are added to the proceeds from the sale of the underlying securities and a gain or loss is realized.  Call options purchased are accounted for in the same manner as portfolio securities.  The cost of securities acquired through the exercise of call options is increased by premiums paid.

Note 3 — Security Lending

The Funds listed below have outstanding securities on loan at July 31, 2007.  The loans were collateralized with cash which was invested in short-term instruments (amounts in thousands).

	Market Value of
	Loaned Securities	Collateral Value
TCW Diversified Value Fund	$40,750	$44,232
TCW Dividend Focused Fund	224,073	241,355
TCW Equities Fund	7,155	7,500
TCW Focused Equities Fund	6,394	6,761
TCW Growth Equities Fund	7,182	7,588
TCW Opportunity Fund	20,881	22,464
TCW Select Equities Fund	335,669	354,314
TCW Small Cap Growth Fund	14,659	15,632

	Market Value of
	Loaned Securities	Collateral Value
TCW Value Added Fund	$4,535	$4,854
TCW Value Opportunities Fund	127,129	133,067

Note 4 — Federal Income Taxes

It is the policy of each Fund to comply with the requirements under Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its net taxable income, including any net realized gains on investments, to its shareholders.  Therefore, no federal income tax provision is required.

At July 31, 2007, net unrealized appreciation (depreciation) on investments for federal income tax purposes was as follows (amounts in thousands):

		TCW	TCW
	TCW	Diversified	Dividend	TCW
	Balanced	Value	Focused	Equities
	Fund	Fund	Fund	Fund
Unrealized Appreciation	657	93,274	262,584	15,455
Unrealized (Depreciation)	(259)	(29,813)	(41,878)	(3,119)
Net Unrealized Appreciation	$398	$63,461	$220,706	$12,336
Cost of Investments for Federal Income Tax Purposes	9,430	971,666	1,763,962	71,394

	TCW	TCW	TCW	TCW
	Focused	Growth	Growth	Large Cap
	Equities	Equities	Insights	Core
	Fund	Fund	Fund	Fund
Unrealized Appreciation	5,665	9,229	228	3,348
Unrealized (Depreciation)	(2,391)	(1,507)	(39)	(988)
Net Unrealized Appreciation	$3,274	$7,722	$189	$2,360
Cost of Investments for Federal Income Tax Purposes	46,587	37,390	1,203	28,464

	TCW	TCW	Select	TCW
	Large Cap	Opportunity	Equities	Small Cap
	Growth Fund	Fund	Fund	Growth Fund
Unrealized Appreciation	1,406	22,708	615,549	10,141
Unrealized (Depreciation)	(438)	(5,985)	(38,520)	(4,731)
Net Unrealized Appreciation	$968	$16,723	$577,029	$5,410
Cost of Investments for Federal Income Tax Purposes	12,940	115,722	2,238,430	73,393

	TCW	TCW	TCW	TCW
	Value	Value	Conservative	Moderate
	Added	Opportunities	LifePlan	LifePlan
	Fund	Fund	Fund	Fund
Unrealized Appreciation	$2,445	$150,204	$—	$5
Unrealized (Depreciation)	(1,220)	(16,630)	(4)	(64)
Net Unrealized Appreciation (Depreciation)	$1,225	$133,574	$(4)	$(59)
Cost of Investments for Federal Income Tax Purposes	$28,307	$771,961	$469	$2,822

	TCW	TCW
	Aggressive	Global Aggressive
	LifePlan	LifePlan
	Fund	Fund
Unrealized Appreciation	$6	$18	$	$
Unrealized (Depreciation)	(2)	(7)
Net Unrealized Appreciation	$4	$11	—	—
Cost of Investments for Federal Income Tax Purposes	$214	$1,170	$	$

Note 5 — Transactions with Affiliates

The summary of LifePlan Funds transactions in the securities of affiliated issuers for the period November 16, 2006 (commencement of operations) through July 31, 2007 is as follows:

Name of Affiliated Issuer	Number of Shares Held Beginning of Period	Gross Additions	Gross Reductions	Number of Shares Held End of Period	Value at End of Period (in thousands)	Dividends and Interest Income (in thousands)	Distributions from and Net Realized Gain (Loss) (in thousands)
TCW Conservative LifePlan Fund
TCW Core Fixed Income Fund	—	33,321	7,172	26,149	251	8	—
TCW Large Cap Core Fund	—	15,030	561	14,469	191	—	1
TCW Large Cap Growth Fund	—	3,257	3,257	—	—	—	—
TCW Money Market Fund	—	72,497	48,918	23,579	23	1	—
Total					$465	$9	$1

TCW Moderate LifePlan Fund
TCW Core Fixed Income Fund	—	97,416	213	97,203	932	11	—
TCW Diversified Value Fund	—	16,040	37	16,003	268	—	—
TCW Growth Equities Fund	—	10,252	23	10,229	146	—	—
TCW High Yield Bond Fund	—	20,234	43	20,191	133	3	—
TCW Large Cap Core Fund	—	31,873	71	31,802	419	—	1
TCW Large Cap Growth Fund	—	33,261	74	33,187	729	—	—
TCW Value Opportunities Fund	—	5,756	13	5,743	136	—	1
Total					$2,763	$14	$2

TCW Aggressive LifePlan Fund
TCW Core Fixed Income Fund	—	4,562	125	4,437	43	2	—
TCW Diversified Value Fund	—	2,861	59	2,802	47	—	—
TCW Growth Equities Fund	—	1,505	678	827	12	—	—
TCW Large Cap Growth Fund	—	3,630	101	3,529	77	—	—
TCW Opportunity Fund	—	361	11	350	5	—	—
TCW Small Cap Growth Fund	—	363	10	353	8	—	—
TCW Value Opportunities Fund	—	1,327	216	1,111	26	—	3
Total					$218	$2	$3

TCW Global Aggressive LifePlan Fund
TCW Core Fixed Income Fund	—	21,615	117	21,498	206	4	—
TCW Diversified Value Fund	—	6,918	38	6,880	115	—	—
TCW Emerging Markets Income Fund	—	7,672	41	7,631	59	2	—
TCW Global Equities Fund	—	28,119	156	27,963	419	—	—
TCW Growth Equities Fund	—	2,198	12	2,186	31	—	—
TCW Large Cap Growth Fund	—	10,738	58	10,680	235	—	—
TCW Value Opportunities Fund	—	4,914	27	4,887	116	—	2
Total					$1,181	$6	2

Note 6 — Restricted Securities

The Funds are permitted to invest in securities that are subject to legal or contractual restrictions on resale.  These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered.  Disposal of these securities may involve time consuming negotiations and expense, and prompt sale at an acceptable price may be difficult.  There were no restricted securities (excluding 144A issues) at July 31, 2007.

TCW Asia Pacific Equities Fund

Schedule of Investments (Unaudited)	July 31, 2007

Number of
Shares		Value
	Equity Securities
	Common Stock
	China (10.9% of Net Assets)
74,000	China Communications Construction Company, Limited, Class H	166,048
329,000	China Life Insurance Company, Limited, Class H	1,419,088
166,000	China Merchants Bank Company, Limited, Class H	594,117
788,000	PetroChina Company, Limited, Class H	1,161,695
362,500	Zijin Mining Group Company, Limited	277,091
	Total China (Cost: $1,548,419)	3,618,039

	Hong Kong (22.0%)
37,000	ASM Pacific Technology, Limited	339,056
56,000	Cheung Kong Holdings, Limited	785,803
90,000	China Mengniu Dairy Company, Limited	317,180
159,000	China Mobile, Limited	1,826,941
252,500	China Overseas Land & Investment, Limited	534,808
300,000	China Resources Land, Limited	545,086
160,000	EganaGoldpfeil (Holdings), Limited	56,619
42,000	Esprit Holdings, Limited	561,275
24,000	Hong Kong Aircraft Engineering Company, Limited	419,989
43,000	Hong Kong Exchanges & Clearing, Limited	714,812
94,000	Kerry Properties, Limited	677,379
110,000	NWS Holdings, Limited	264,922
22,000	Wing Hang Bank, Limited	275,857
	Total Hong Kong (Cost: $4,301,009)	7,319,727

	Indonesia (Cost: $219,749) (0.9%)
340,000	PT United Tractors Tbk	310,615

	Malaysia (6.4%)
93,000	Bumiputra-Commerce Holdings BHD	313,250
190,000	Gamuda BHD	425,789
134,500	Genting BHD	306,834
317,500	IOI Corporation BHD	481,988
400,000	KNM Group BHD	594,788
	Total Malaysia (Cost: $1,352,596)	2,122,649

	Philippines (1.7%)
895,440	Ayala Land, Incorporated	329,832

1

4,150	Philippine Long Distance Telephone Company	236,018
	Total Philippines (Cost: $386,057)	565,850

	Singapore (9.1%)
46,000	Capitaland, Limited	222,557
110,000	Cosco Corporation Singapore, Limited	364,926
45,000	Fraser & Neave, Limited	153,084
120,000	SembCorp Marine, Limited	444,384
43,000	Singapore Exchange, Limited	271,205
102,000	Singapore Petroleum Company, Limited	433,112
55,000	Singapore Press Holdings, Limited	161,600
49,000	United Overseas Bank, Limited	715,785
70,000	UOL Group, Limited	243,926
	Total Singapore (Cost: $1,982,767)	3,010,579

	South Korea (26.2%)
9,100	Cheil Industries, Incorporated	526,152
17,130	Daewoo Shipbuilding & Marine Engineering Company, Limited	1,114,378
3,030	Hyundai Engineering & Construction Company, Limited	262,601	*
1,910	Hyundai Heavy Industries Company, Limited	736,862
3,560	Hyundai Motor Company	312,329
11,910	Kookmin Bank	1,039,490
2,990	KT&G Corporation	223,993
1,470	NHN Corporation	268,404	*
1,977	Pohang Iron & Steel Company, Limited	1,143,180
2,030	Samsung Electronics Company, Limited	1,340,069
2,470	Samsung Fire & Marine Insurance Company, Limited	506,992
4,510	Shinhan Financial Group Company, Limited	305,193
403	Shinsegae Company, Limited	263,084
1,102	SK Corporation	206,958
2,698	SK Energy Company, Limited	460,770	*
	Total South Korea (Cost: $5,517,203)	8,710,455

	Taiwan (17.7%)
260,000	Asia Cement Corporation	333,117
182,960	Cathay Financial Holding Company, Limited	474,957
358,327	China Steel Corporation	467,562
154,000	Chunghwa Telecom Company, Limited	264,947
30,354	Hon Hai Precision Industry Company, Limited (144A) (GDR)	503,876	**

2

94,200	Hon Hai Precision Industry Company, Limited (Foxconn)	774,539
52,542	MediaTek, Incorporated	936,668
53,750	Shin Zu Shing Company, Limited	365,512
195,000	Taiwan Fertilizer Company, Limited	439,455
170,000	Taiwan Secom Company, Limited	266,944
100,000	Taiwan Semiconductor Manufacturing Company, Limited	196,359
82,430	Taiwan Semiconductor Manufacturing Company, Limited (ADR)	836,665
	Total Taiwan (Cost: $4,142,127)	5,860,601

	Thailand (2.9%)
39,000	Banpu Public Company, Limited	323,903
100,000	Electricity Generating Public Company, Limited (NVDR)	346,639
76,800	PTT Exploration & Production Public Company, Limited	291,056
	Total Thailand (Cost: $742,851)	961,598

	Total Common Stock (Cost: $20,192,778) (97.8%)	32,480,113

Number of
Shares
	Preferred Stock
	South Korea (Cost: $133,634) (0.6%)
360	Samsung Electronics Company, Limited	178,303
	Total Equity Securities (Cost: $20,326,412) (98.4%)	32,658,416

Principal
Amount
	Short-Term Investments
433,929	State Street Bank & Trust Depository Reserve, 3.64%	433,929
	Total Short-Term Investments (Cost: $433,929) (1.3%)	433,929

	Total Investments (Cost: $20,760,341) (99.7%)	33,092,345
	Excess of Other Assets over Liabilities (0.3%)	115,896
	Net Assets (100.0%)	$33,208,241

3

Notes to the Schedule of Investments:

ADR	-	American Depositary Receipt. Shares of a foreign based corporation held in U.S. banks entitling the shareholder to all dividends and capital gains.

GDR	-	Global Depositary Receipt. A negotiable certificate held in the bank of one country representing a specific number of shares of a stock traded on an exchange of another country.

NVDR	-	Non-Voting Depositary Receipt.

*		Non-income producing.

**

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2007, the value of these securities amounted to $503,876 or 1.5% of net assets. These securities are determined to be liquid by the Advisor under procedures established by and under the general supervision of the Company’s Board of Directors.

See accompanying Notes to Financial Statements

Investments by Industry (Unaudited)	July 31, 2007

Percentage of
Industry	Net Assets
Automobiles	0.9%
Chemicals	1.3
Commercial Banks	9.7
Commercial Services & Supplies	0.8
Construction & Engineering	2.6
Construction Materials	1.0
Diversified Financial Services	2.9
Diversified Telecommunication Services	0.8
Electronic Equipment & Instruments	3.9
Energy Equipment & Services	1.8
Food & Staples Retailing	0.8
Food Products	2.5
Hotels, Restaurants & Leisure	0.9
Independent Power Producers & Energy Traders	1.0
Industrial Conglomerates	1.9
Insurance	7.3
Internet Software & Services	0.8
Machinery	8.9
Marine	1.1
Media	0.5
Metals & Mining	5.7
Oil, Gas & Consumable Fuels	8.1
Real Estate Management & Development	10.0
Semiconductors & Semiconductor Equipment	11.5
Specialty Retail	1.7
Textiles, Apparel & Luxury Goods	1.8
Tobacco	0.7
Transportation Infrastructure	1.3
Wireless Telecommunication Services	6.2
Short-Term Investments	1.3
Total	99.7%

See accompanying Notes to Financial Statements

4

TCW Emerging Markets Equities Fund

Schedule of Investments (Unaudited)	July 31, 2007

Number of
Shares		Value
	Equity Securities
	Common Stock
	Argentina (Cost: $73,910) (0.5% of Net Assets)
5,900	IRSA Inversiones y Representaciones, S.A. (GDR)	108,265	*†

	Austria (Cost: $208,871) (0.9%)
2,566	Erste Bank der Oesterreichischen Sparkassen AG	193,148

	Brazil (8.6%)
13,400	Medial Saude, S.A.	219,888	*
12,045	Petroleo Brasileiro, S.A. (ADR)	672,713	†
13,631	Profarma Distribuidora de Produtos Farmaceuticos, S.A.	260,558	*
3,028	Submarino, S.A. (Reg. S) (GDR)	257,135	*
4,491	Unibanco - Uniao de Bancos Brasileiros, S.A. (GDR)	523,830	†
	Total Brazil (Cost: $1,376,062)	1,934,124

	Chile (Cost: $167,520) (0.9%)
2,645	Lan Airlines, S.A. (ADR)	211,785	†

	China (6.2%)
7,507	China Life Insurance Company, Limited (ADR)	485,553
3,751	China Petroleum & Chemical Corporation (ADR)	393,742
852,000	Industrial and Commercial Bank of China, Class H	519,312
	Total China (Cost: $967,244)	1,398,607

	Egypt (Cost: $232,433) (1.4%)
2,147	Orascom Construction Industries (GDR)	304,874

	Hong Kong (10.2%)
286,000	Agile Property Holdings, Limited	499,366
60,500	China Mobile, Limited	695,157
162,000	China Resources Land, Limited	294,346
4,609	CNOOC, Limited (ADR)	546,627	†
2,160,000	Shenzhen International Holdings, Limited	253,851
	Total Hong Kong (Cost: $1,580,506)	2,289,347

1

	India (4.1%)
10,945	Infosys Technologies, Limited (ADR)	542,872
3,850	State Bank of India (GDR)	374,605
	Total India (Cost: $823,707)	917,477

	Indonesia (Cost: $277,886) (1.7%)
8,174	PT Telekomunikasi Indonesia Tbk (ADR)	389,001	†

	Israel (2.8%)
61,001	Bank Hapoalim, B.M.	288,066
8,334	Teva Pharmaceutical Industries, Limited (ADR)	350,195
	Total Israel (Cost: $597,690)	638,261

	Malaysia (3.3%)
66,800	Public Bank BHD	201,595
228,000	Resorts World BHD	271,866
109,000	SP Setia BHD	269,068
	Total Malaysia (Cost: $467,184)	742,529

	Mexico (5.5%)
5,221	America Movil S.A.B. de C.V., Series L (ADR)	312,633
6,161	Cemex, S.A.B. de C.V. (ADR)	199,247	*
3,715	Desarrolladora Homex S.A. (ADR)	209,972	*†
48,000	Empresas ICA, S.A.B. de C.V.	305,772	*
4,000	Grupo Aeroportuario del Sureste, S.A.B. de C.V. (ADR)	210,280	†
	Total Mexico (Cost: $1,105,067)	1,237,904

	Philippines (Cost: $161,562) (1.2%)
1,097,000	SM Prime Holdings, Incorporated	273,500

	Russia (10.8%)
4,301	LUKOIL (ADR)	344,080	†
1,950	Mining and Metallurgical Company Norilsk Nickel (ADR)	456,826	†
5,305	Mobile Telesystems OJSC (ADR)	339,255
17,630	OAO Gazprom (ADR)	766,905
3,700	Sistema JSFC (Reg. S) (GDR)	116,550
2,915	Unified Energy System (Reg. S) (GDR)	402,999	*
	Total Russia (Cost: $2,123,447)	2,426,615

	South Africa (5.4%)
58,418	FirstRand, Limited	188,346
11,426	Gold Fields, Limited (ADR)	188,757
8,634	Impala Platinum Holdings, Limited (ADR)	252,544
14,421	MTN Group, Limited	203,785

2

5,375	Sasol, Limited (ADR)	202,154
13,122	Standard Bank Group, Limited	187,095
	Total South Africa (Cost: $1,180,655)	1,222,681

	South Korea (16.4%)
1,003	Hyundai Heavy Industries Company, Limited	386,949
7,430	LG Corporation	421,429
2,337	NHN Corporation	426,707	*
2,282	Samsung Electronics Company, Limited (144A) (Reg. S) (GDR)	757,624	**
7,880	Shinhan Financial Group Company, Limited	533,242
608	Shinsegae Company, Limited	396,910
11,241	SK Telecom Company, Limited (ADR)	316,322	†
18,140	Woori Finance Holdings Company, Limited	467,099
	Total South Korea (Cost: $2,965,765)	3,706,282

	Taiwan (10.7%)
185,669	Chi Mei Optoelectronics Corporation	206,603
13,922	China Steel Corporation (GDR)	361,972
94,500	Delta Electronics, Incorporated	370,215
171,000	Far EasTone Telecommunications Company, Limited	197,967
25,975	Hon Hai Precision Industry Company, Limited (Reg. S) (GDR)	431,185
38,750	Shin Zu Shing Company, Limited	263,509
373,000	SinoPac Financial Holdings Company, Limited	188,186
39,697	Taiwan Semiconductor Manufacturing Company, Limited (ADR)	402,925
	Total Taiwan (Cost: $2,039,881)	2,422,562

	Turkey (3.2%)
43,474	Haci Omer Sabanci Holding A.S.	241,656
56,356	Koc Holding A.S.	256,725	*
1	Trakya Cam Sanayii A.S.	2
9,001	Tupras-Turkiye Petrol Rafinerileri A.S.	220,344
	Total Turkey (Cost: $632,696)	718,727

	Total Common Stock (Cost: $16,982,086) (93.8%)	21,135,689

Number of
Shares
	Preferred Stock
	Brazil (4.9%)
10,800	Companhia Energetica de Minas Gerais	219,436
21,025	Companhia Vale do Rio Doce (ADR)	889,988	†
	Total Preferred Stock (Cost: $727,993) (4.9%)	1,109,424

	Total Equity Securities (Cost: $17,710,079) (98.7%)	22,245,113

3

Principal
Amount
	Short-Term Investments ∧
44,666	Banco Bilbao Vizcaya Argentaria, S.A., 5.3%, due 08/10/07	44,666	***
74,437	Bank of America, 5.27%, due 08/17/07	74,437	***
148,875	Bank of America, 5.3%, due 09/17/07	148,875	***
29,775	Bank of Montreal, 5.31%, due 08/14/07	29,775	***
44,662	Bank of Nova Scotia, 5.29%, due 08/09/07	44,662	***
119,100	Bank of Nova Scotia, 5.29%, due 08/14/07	119,100	***
29,775	Barclays Bank PLC, 5.32%, due 09/04/07	29,775	***
74,438	Barclays Bank PLC, 5.325%, due 10/15/07	74,437	***
119,100	BNP Paribas, 5.275%, due 08/07/07	119,100	***
29,775	CAFCO Funding LLC, 5.294%, due 08/09/07	29,775	***
66,737	Calyon, 5.36%, due 08/01/07	66,737	***
74,437	Commonwealth Bank of Australia, 5.3%, due 09/05/07	74,437	***
119,100	Credit Suisse USA, Inc., 5.285%, due 08/23/07	119,100	***
29,775	Den Danske Bank, 5.287%, due 08/13/07	29,775	***
44,662	Fairway Finance Company LLC, 5.3%, due 08/24/07	44,662	***
148,875	Fifth Third Bancorp, 5.313%, due 08/01/07	148,875	***
29,775	General Electric Capital Corp., 5.277%, due 08/24/07	29,775	***
29,448	Jupiter Securitization Corp., 5.282%, due 08/02/07	29,448	***
29,775	Kitty Hawk Funding Corp., 5.294%, due 08/17/07	29,775	***
14,887	Lexington Parker Capital Co., 5.299%, due 08/09/07	14,887	***
29,012	Liberty Street Funding Corp., 5.297%, due 08/22/07	29,012	***
74,437	Lloyds TSB Bank, 5.28%, due 08/14/07	74,437	***
29,775	Lloyds TSB Bank, 5.3%, due 09/07/07	29,775	***
14,887	Morgan Stanley, 5.32%, due 08/01/07	14,887	***
58,961	Old Line Funding LLC, 5.291%, due 08/02/07	58,961	***
29,775	Old Line Funding LLC, 5.296%, due 08/02/07	29,775	***
29,775	Old Line Funding LLC, 5.297%, due 08/28/07	29,775	***
74,437	Rabobank Nederland, 5.28%, due 08/15/07	74,437	***
29,775	Rabobank Nederland, 5.29%, due 08/23/07	29,775	***
29,034	Ranger Funding, 5.296%, due 08/21/07	29,034	***
44,662	Ranger Funding, 5.302%, due 08/30/07	44,662	***

4

147,916	Ranger Funding, 5.304%, due 08/02/07	147,916	***
73,692	Ranger Funding, 5.327%, due 08/02/07	73,692	***
29,775	Sheffield Receivables Corp., 5.283%, due 08/03/07	29,775	***
59,550	Skandinaviska Enskilda Banken AB, 5.285%, due 08/21/07	59,550	***
226,358	State Street Bank & Trust Depository Reserve, 3.64%	226,358
148,875	Sun Trust Bank, 5.265%, due 08/01/07	148,875	***
74,440	Toronto Dominion Bank, 5.32%, due 10/03/07	74,437	***
74,437	UBS AG, 5.285%, due 08/16/07	74,437	***
104,212	UBS AG, 5.29%, due 08/02/07	104,212	***
74,437	UBS AG, 5.3%, due 09/10/07	74,437	***
29,775	Variable Funding Capital Co., 5.29%, due 08/07/07	29,775	***
29,775	Variable Funding Capital Co., 5.292%, due 08/02/07	29,775	***
	Total (Cost: $2,819,842)	2,819,842

	Total Short-Term Investments (Cost: $2,819,842) (12.5%)	2,819,842

	Total Investments (Cost: $20,529,921) (111.2%)	25,064,955
	Liabilities in Excess of Other Assets (-11.2%)	(2,534,200)
	Net Assets (100.0%)	$22,530,755

Notes to the Schedule of Investments:

ADR	-	American Depositary Receipt. Shares of a foreign based corporation held in U.S. banks entitling the shareholder to all dividends and capital gains.

GDR	-	Global Depositary Receipt. A negotiable certificate held in the bank of one country representing a specific number of shares of a stock traded on an exchange of another country.

Reg. S	-	Investments issued under Regulation S of the Securities Act of 1933, may not be offered, sold, or delivered within the United States except under special exemptions.

*		Non-income producing.

**

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2007, the value of these securities amounted to $757,624 or 3.4% of net assets. These securities are determined to be liquid by the Advisor under procedures established by and under the general supervision of the Company’s Board of Directors.

***		Represents investment of security lending collateral (Note 3).

†		Security partially or fully lent (Note 3).

∧		Short-Term Investments consist of Certificate of Deposits, Commercial Papers, Discount Notes, and Time Deposits.

See accompanying Notes to Financial Statements

5

Investments by Industry (Unaudited)	July 31, 2007

Percentage of
Industry	Net Assets
Air Freight & Logistics	1.1%
Airlines	0.9
Commercial Banks	15.5
Construction & Engineering	2.8
Construction Materials	0.9
Diversified Financial Services	1.9
Diversified Telecommunication Services	1.7
Electric Utilities	2.8
Electronic Equipment & Instruments	4.4
Food & Staples Retailing	1.7
Health Care Providers & Services	2.2
Hotels, Restaurants & Leisure	1.2
Household Durables	0.9
Industrial Conglomerates	3.0
Insurance	2.2
Internet & Catalog Retail	1.2
Internet Software & Services	1.9
IT Services	2.4
Machinery	2.9
Metals & Mining	9.6
Oil, Gas & Consumable Fuels	13.9
Pharmaceuticals	1.5
Real Estate Management & Development	6.4
Semiconductors & Semiconductor Equipment	5.1
Transportation Infrastructure	0.9
Wireless Telecommunication Services	9.7
Short-Term Investments	12.5
Total	111.2%

See accompanying Notes to Financial Statements

6

TCW Emerging Markets Income Fund

Schedule of Investments (Unaudited)	July 31, 2007

Principal
Amount		Value
	Fixed Income Securities
	Argentina (2.9% of Net Assets)
312,500	Banco de Galicia y Buenos Aires, (Reg. S), Variable Rate based on LIBOR + 3.5%, due 01/01/10	309,375
617,363	Telecom Argentian S.A., Series B, 10%, due 10/15/11	618,134
	Total Argentina (Cost: $946,111)	927,509

	Barbados (1.8%)
400,000	Sagicor Financial, Limited, (144A), 7.5%, due 05/12/16	396,160	*
200,000	Sagicor Financial, Limited, (Reg S.), 7.5%, due 05/12/16	198,080
	Total Barbados (Cost: $596,492)	594,240

	Brazil (5.2%)
880,000	Banco BMG S.A., (Reg. S), 9.15%, due 01/15/16	917,400
750,000	Banco Cruzeiro Do Sul S.A., 9.375%, due 09/26/11	765,000
	Total Brazil (Cost: $1,666,962)	1,682,400

	Chile (4.9%)
350,000	Empresa Nacional Electric, 7.325%, due 02/01/37	356,405
420,000	Enersis S.A., 7.375%, due 01/15/14	438,635
800,000	Republic of Chile, 5.5%, due 01/15/13	801,520
	Total Chile (Cost: $1,631,134)	1,596,560

	Colombia (Cost: $540,154) (1.6%)
500,000	Republic of Colombia, 7.16%, due 11/16/15	528,750

	Costa Rica (Cost: $503,415) (1.6%)
500,000	Republic of Costa Rica, (Reg. S), 6.548%, due 03/20/14	507,500

	Croatia (Cost: $990,684) (3.1%)
986,364	Republic of Croatia, Series A, Variable Rate based on U.S. LIBOR + 0.8125%, due 07/31/10	990,575

	Dominican Republic (4.6%)
500,000	Cerveceria Nacional Domicana, (Reg S.), 8%, due 03/27/14	502,500

1

200,000	Cerveceria Nacional Dominicana, (144A), 8%, due 03/27/14	201,000	*
1,260,000	TRICOM S.A., 11.375%, due 09/01/04	781,200	**#
	Total Dominican Republic (Cost: $1,953,440)	1,484,700

	Greece (Cost: $1,009,928) (3.1%)
1,000,000	Hellenic Republic Government International Bond, 6.95%, due 03/04/08	1,010,684

	Kazakhstan (9.0%)
200,000	ALB Finance BV, (144A), 9.25%, due 09/25/13	186,000	*
960,000	ATF Bank, (Reg. S), 9%, due 05/11/16	1,004,957
285,000	Centercredit International, (Reg. S), 8.625%, due 01/30/14	267,900
500,000	Kazkommerts International BV, (Reg. S), 8%, due 11/03/15	461,250
1,060,000	Temir Capital BV for JSC TemirBank, (144A), 9.5%, due 05/21/14	991,100	*
	Total Kazakhstan (Cost: $3,039,916)	2,911,207

	Malaysia (Cost: $1,584,881) (4.9%)
1,500,000	Republic of Malaysia, 8.75%, due 06/01/09	1,589,700

	Mexico (12.7%)
600,000	Cablemas S.A. de C.V., (Reg. S), 9.375%, due 11/15/15	651,900
519,022	Grupo Iusacell S.A. de C.V., 10%, due 12/31/13	503,451
2,900,000	Grupo Iusacell S.A. de C.V., Series B, 10%, due 06/15/07	2,958,000	#
	Total Mexico (Cost: $3,631,717)	4,113,351

	Panama (7.3%)
1,000,000	AES El Salvador Trust, (Reg. S), 6.75%, due 02/01/16	978,100
500,000	AES Panama S.A., (Reg. S), 6.35%, due 12/21/16	479,600
910,000	Republic of Panama, 6.7%, due 01/26/36	900,900
	Total Panama (Cost: $2,422,737)	2,358,600

	Peru (Cost: $304,891) (0.9%)
300,000	Republic of Peru, 9.125%, due 01/15/08	304,200

	Poland (Cost: $490,737) (1.5%)
500,000	Republic of Poland, 5.25%, due 01/15/14	495,356

2

	Russia (8.8%)
550,000	Alfa Bond Issuance PLC (Alfa Bank), 8.625%, due 12/09/15	544,500
400,000	Eurasia Cap (HCFB LLC), (144A), 9.5%, due 04/11/10	397,000	*
1,420,039	Russian Federation, (Reg. S), 8.25%, due 03/31/10	1,474,569
450,000	Russian Standard Finance S.A. (Russian Standard Bank), (144A), 8.625%, due 05/05/11	432,000	*
	Total Russia (Cost: $2,882,422)	2,848,069

	Singapore (Cost: $1,202,969) (3.8%)
1,300,000	Temasek Financial I, Limited, (Reg. S), 4.5%, due 09/21/15	1,215,663

	South Africa (Cost: $523,920) (1.6%)
500,000	Republic of South Africa, 6.5%, due 06/02/14	515,000

	South Korea (Cost: $2,381,213) (7.4%)
2,550,000	Republic of Korea, 4.25%, due 06/01/13	2,394,909

	Turkey (Cost: $598,786) (1.8%)
600,000	T2 Capital Finance Company S.A., (144A), 6.95%, due 02/06/17	585,000	*

	Ukraine (6.3%)
450,000	Alfa Bank Ukraine, 9.75%, due 12/22/09	452,250
450,000	JSC Bank for Social Development Ukrsotsbank, 8%, due 02/22/10	447,750
200,000	PrivatBank, 8.75%, due 02/09/16	192,000
885,000	Ukraine Government, (Reg. S), Variable Rate based on the U.S. LIBOR + 3.375%, due 08/05/09	928,144
	Total Ukraine (Cost: $2,049,010)	2,020,144

	Total Fixed Income Securities (Cost: $30,951,519) (94.8%)	30,674,117

Principal
Amount
4,070,000	Currency Options
	USD Put/JPY Call, Strike Price JPY 115.20, expires 09/26/07	25,437
	Total Currency Options (Cost: $84,615) (0.1%)	25,437

3

Principal
Amount
	Short-Term Investments
708,397	State Street Bank & Trust Depository Reserve, 3.64%	708,397

	Total Short-Term Investments (Cost: $708,397) (2.2%)	708,397

	Total Investments (Cost: $31,744,531) (97.1%)	31,407,951
	Excess of Other Assets over Liabilities (2.9%)	934,072
	Net Assets (100.0%)	$32,342,023

Notes to the Schedule of Investments:

JPY	-	Japanese Yen.

Reg. S	-	Investments issued under Regulation S of the Securities Act of 1933, may not be offered, sold, or delivered within the United States except under special exemptions.

*

Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.  At July 31, 2007, the value of these securities amounted to $3,188,260 or 9.9% of net assets. These securities are determined to be liquid by the Advisor under procedures established by and under the general supervision of the Company’s Board of Directors.

**		Non-income producing.

#		Company is in default and is not making interest payments.

See accompanying Notes to Financial Statements

Investments by Industry (Unaudited)

Percentage of
Industry	Net Assets
Banking	16.3%
Banking & Financial Services	0.1
Beverages, Food & Tobacco	1.6
Communications	2.4
Electric Utilities	3.9
Financial Services	17.6
Insurance	1.8
Media - Broadcasting & Publishing	2.0
Sovereign Government	38.5
Telephone Communications, exc. Radio	10.7
Short-Term Investments	2.2
Total	97.1%

See accompanying Notes to Financial Statements

4

TCW Global Equities Fund

Schedule of Investments (Unaudited)	July 31, 2007

Number of
Shares		Value
	Common Stock
	Australia (2.0% of Net Assets)
25,021	BHP Billiton, Limited	801,214
68,811	Foster’s Group, Limited	344,423
	Total Australia (Cost: $838,996)	1,145,637

	Belgium (Cost: $465,464) (0.7%)
10,300	Belgacom S.A.	417,204

	Canada (4.0%)
16,011	Candian National Railway Company	832,527
7,200	First Quantum Minerals, Limited	673,978
15,000	Telus Corporation	834,886
	Total Canada (Cost: $2,024,261)	2,341,391

	Cayman Islands (Cost: $690,225) (1.2%)
12,000	Ace, Limited	692,640

	France (2.7%)
1,950	Renault S.A.	281,959
8,600	Suez S.A.	452,757
5,300	Total S.A.	417,596
9,130	Vivendi	388,007
	Total France (Cost: $1,523,383)	1,540,319

	Germany (4.0%)
25,847	Accenture, Limited, Class A	1,088,934
4,700	Allianz SE	999,938
1,780	Merck KGaA	222,202
	Total Germany (Cost: $2,100,926)	2,311,074

	Great Britain (12.2%)
11,140	Barratt Developments PLC	208,768
22,000	British Energy Group PLC	220,674
86,527	BT Group PLC	548,641
44,128	Charter PLC	1,024,716	*
43,135	GlaxoSmithKline PLC	1,092,174
16,300	Land Securities Group PLC	555,313
9,300	Rio Tinto PLC	671,271
20,907	Royal Dutch Shell PLC, B Shares	827,105
24,190	Smith & Nephew PLC	288,046
88,940	Tesco PLC	730,859
15,000	Unilever PLC	468,048

1

28,346	United Business Media PLC	434,528
	Total Great Britain (Cost: $6,605,104)	7,070,143

	Hong Kong (Cost: $1,053,167) (1.8%)
94,000	Swire Pacific, Limited, Class A	1,063,963

	Ireland (Cost: $683,414) (1.0%)
43,730	Grafton Group PLC	601,891	*

	Italy (3.1%)
7,000	Atlantia SpA	236,231
22,400	Banco Popolare Scarl	555,630	*
133,000	Intesa Sanpaolo	1,006,625
	Total Italy (Cost: $1,888,239)	1,798,486

	Japan (8.7%)
10,574	JFE Holdings, Incorporated	721,511
50	KDDI Corporation	330,013
76,000	Mazda Motor Corporation	429,525
27,000	Mitsui Trust Holdings, Incorporated	237,463
2,000	Orix Corporation	477,613
21,000	Sompo Japan Insurance, Incorporated	242,599
42,300	Toyota Tsusho Corporation	1,100,203
22,300	Tsumura & Company	382,011
4,900	Yamada Denki Company, Limited	484,430
51,000	YASKAWA Electric Corporation	614,836
	Total Japan (Cost: $4,895,641)	5,020,204

	Netherlands (3.6%)
11,750	Arcelor Mittal	718,840
11,000	ASML Holding N.V.	324,186	*
12,000	Heineken NV	760,876
7,100	Koninklijke (Royal) Philips Electronics N.V.	287,152
	Total Netherlands (Cost: $1,710,499)	2,091,054

	Singapore (Cost: $392,769) (0.7%)
32,000	Singapore Airlines, Limited	403,884

	Spain (Cost: $473,885) (0.9%)
19,600	Indra Sistemas, S.A.	509,319

	Switzerland (Cost: $1,319,192) (2.3%)
4,630	Zurich Financial Services AG	1,347,351

2

	United States (50.6%)
6,600	Anadarko Petroleum Corporation	332,178
25,000	Applied Materials, Incorporated	551,000	†
9,000	Arch Capital Group, Limited	626,940	*
12,000	Ball Corporation	615,240
4,500	Boston Properties, Incorporated (REIT)	425,205
16,800	CIGNA Corporation	867,552
50,450	Cisco Systems, Incorporated	1,458,510	*
17,100	CIT Group, Incorporated	704,178
31,820	Citigroup, Incorporated	1,481,857
23,310	ConocoPhillips	1,884,380
19,528	Countrywide Financial Corporation	550,104	†
13,860	Exxon Mobil Corporation	1,179,902
2,540	Goldman Sachs Group, Incorporated	478,384
18,210	Goodrich Corporation	1,145,591
23,170	Home Depot, Incorporated	861,229
9,366	International Business Machines Corporation	1,036,348
6,000	J.C. Penney Co., Incorporated	408,240
7,300	Lockheed Martin Corporation	718,904
23,514	Marathon Oil Corporation	1,297,973
34,050	Microsoft Corporation	987,110
21,400	Omnicom Group, Incorporated	1,110,018
59,725	Oracle Corporation	1,141,942	*
17,570	PepsiCo, Incorporated	1,152,943
11,600	PNC Financial Services Group, Incorporated	773,140
14,820	Procter & Gamble Company (The)	916,765
13,010	Quest Diagnostics, Incorporated	721,665	†
36,700	Sierra Pacific Resources	583,163	*
7,100	Terex Corporation	612,375	*
6,500	VF Corporation	557,635
19,496	Wal-Mart Stores, Incorporated	895,841
7,400	Waters Corporation	431,124	*
30,636	Wyeth	1,486,459
15,100	XTO Energy, Incorporated	823,403
16,962	Yum! Brands, Incorporated	543,463
	Total United States (Cost: $28,830,927)	29,360,761

	Total Common Stock (Cost: $55,496,092) (99.5%)	57,715,321

3

Principal
Amount
	Short-Term Investments ∧
31,125	Banco Bilbao Vizcaya Argentaria, S.A., 5.3%, due 08/10/07	31,125	**
51,871	Bank of America, 5.27%, due 08/17/07	51,871	**
103,742	Bank of America, 5.3%, due 09/17/07	103,742	**
20,748	Bank of Montreal, 5.31%, due 08/14/07	20,748	**
31,123	Bank of Nova Scotia, 5.29%, due 08/09/07	31,123	**
82,993	Bank of Nova Scotia, 5.29%, due 08/14/07	82,993	**
20,748	Barclays Bank PLC, 5.32%, due 09/04/07	20,748	**
51,872	Barclays Bank PLC, 5.325%, due 10/15/07	51,871	**
82,993	BNP Paribas, 5.275%, due 08/07/07	82,993	**
20,748	CAFCO Funding LLC, 5.294%, due 08/09/07	20,748	**
46,505	Calyon, 5.36%, due 08/01/07	46,505	**
51,871	Commonwealth Bank of Australia, 5.3%, due 09/05/07	51,871	**
82,993	Credit Suisse USA, Inc., 5.285%, due 08/23/07	82,993	**
20,748	Den Danske Bank, 5.287%, due 08/13/07	20,748	**
31,123	Fairway Finance Company LLC, 5.3%, due 08/24/07	31,123	**
103,742	Fifth Third Bancorp, 5.313%, due 08/01/07	103,742	**
20,748	General Electric Capital Corp., 5.277%, due 08/24/07	20,748	**
20,521	Jupiter Securitization Corp., 5.282%, due 08/02/07	20,521	**
20,748	Kitty Hawk Funding Corp., 5.294%, due 08/17/07	20,748	**
10,374	Lexington Parker Capital Co., 5.299%, due 08/09/07	10,374	**
20,217	Liberty Street Funding Corp., 5.297%, due 08/22/07	20,217	**
51,871	Lloyds TSB Bank, 5.28%, due 08/14/07	51,871	**
20,748	Lloyds TSB Bank, 5.3%, due 09/07/07	20,748	**
10,374	Morgan Stanley, 5.32%, due 08/01/07	10,374	**
41,087	Old Line Funding LLC, 5.291%, due 08/02/07	41,087	**
20,748	Old Line Funding LLC, 5.296%, due 08/02/07	20,748	**
20,748	Old Line Funding LLC, 5.297%, due 08/28/07	20,748	**
51,871	Rabobank Nederland, 5.28%, due 08/15/07	51,871	**
20,748	Rabobank Nederland, 5.29%, due 08/23/07	20,748	**
20,232	Ranger Funding, 5.296%, due 08/21/07	20,232	**
31,123	Ranger Funding, 5.302%, due 08/30/07	31,123	**
103,074	Ranger Funding, 5.304%, due 08/02/07	103,074	**
51,352	Ranger Funding, 5.327%, due 08/02/07	51,352	**
20,748	Sheffield Receivables Corp., 5.283%, due 08/03/07	20,748	**

4

41,497	Skandinaviska Enskilda Banken AB, 5.285%, due 08/21/07	41,497	**
300,198	State Street Bank & Trust Depository Reserve, 3.64%	300,198
103,742	Sun Trust Bank, 5.265%, due 08/01/07	103,742	**
51,873	Toronto Dominion Bank, 5.32%, due 10/03/07	51,871	**
51,871	UBS AG, 5.285%, due 08/16/07	51,871	**
72,619	UBS AG, 5.29%, due 08/02/07	72,619	**
51,871	UBS AG, 5.3%, due 09/10/07	51,871	**
20,748	Variable Funding Capital Co., 5.29%, due 08/07/07	20,748	**
20,748	Variable Funding Capital Co., 5.292%, due 08/02/07	20,748	**
	Total (Cost: $2,107,441)	2,107,441

	Total Short-Term Investments (Cost: $2,107,441) (3.6%)	2,107,441

	Total Investments (Cost: $57,603,533) (103.1%)	59,822,762
	Liabilities in Excess of Other Assets (-3.1%)	(1,808,662)
	Net Assets (100.0%)	$58,014,100

Notes to the Schedule of Investments:

REIT	-	Real Estate Investment Trust.

*		Non-income producing.

**		Represents investment of security lending collateral (Note 3).

†		Security partially or fully lent (Note 3).

∧		Other Short-Term Investments consist of Certificate of Deposits, Commercial Papers, Discount Notes, and Time Deposits.

See accompanying Notes to Financial Statements

5

Investments by Industry (Unaudited)	July 31, 2007

Percentage of
Industry	Net Assets
Aerospace & Defense	3.2%
Airlines	0.7
Automobiles	1.2
Beverages	3.9
Capital Markets	0.8
Commercial Banks	4.4
Communications Equipment	2.5
Computers & Peripherals	1.8
Consumer Finance	0.8
Containers & Packaging	1.1
Diversified Financial Services	3.8
Diversified Telecommunication Services	3.0
Electric Utilities	1.4
Electronic Equipment & Instruments	1.1
Food & Staples Retailing	2.8
Food Products	0.8
Health Care Equipment & Supplies	0.5
Health Care Providers & Services	2.7
Hotels, Restaurants & Leisure	0.9
Household Durables	0.9
Household Products	1.6
Insurance	6.7
IT Services	2.8
Life Science Tools & Services	0.7
Machinery	2.9
Media	3.3
Metals & Mining	6.2
Multiline Retail	0.7
Multi-Utilities	0.8
Oil, Gas & Consumable Fuels	11.5
Pharmaceuticals	5.6
Real Estate Investment Trust (REITs)	1.7
Real Estate Management & Development	1.8
Road & Rail	1.4
Semiconductors & Semiconductor Equipment	1.6
Software	3.7
Specialty Retail	2.3
Textiles, Apparel & Luxury Goods	1.0
Thrifts & Mortgage Finance	1.0
Trading Companies & Distributors	2.9
Transportation Infrastructure	0.4
Wireless Telecommunication Services	0.6
Short-Term Investments	3.6
Total	103.1%

See accompanying Notes to Financial Statements

6

TCW Funds Inc.

International and Global Funds

Notes to Schedules of Investments (Unaudited)	July 31, 2007

Note 1 — Organization

TCW Funds, Inc., a Maryland corporation (the “Company”), is an open-end management investment company registered under the Investment Company Act of 1940, as amended, (the “1940 Act”), that currently offers 27 no-load mutual funds (the “Funds”). TCW Investment Management Company (the “Advisor”‘) is the investment advisor to the Funds and is registered under the Investment Advisors Act of 1940. Société Générale Asset Management International Ltd. (“SGUK”) (regulated by the Financial Services Authority in the United Kingdom) is a sub-advisor to the TCW Emerging Markets Equities Fund and the TCW Global Equities Fund.  SGY Asset Management (Singapore) Ltd. (“SGY”) is a sub-advisor to the TCW Asia Pacific Equities Fund. The Advisor, SGUK and SGY are second-tier subsidiaries of Société Générale Asset Management, S.A. Each Fund has distinct investment objectives. The following are the objectives for the 4 International Funds that are covered in this report:

TCW Fund	Investment Objective
Non-Diversified Equity Funds

TCW Asia Pacific Equities Fund

Seeks long-term capital appreciation by investing in equity securities of companies in the Asia Pacific Region, except Australia, Japan, and New Zealand, or securities convertible into such equity securities.

TCW Emerging Markets Equities Fund	Seeks long-term capital appreciation by investing in equity securities of companies in emerging market countries around the world.

TCW Global Equities Fund	Seeks long-term capital appreciation by investing in equity securities of companies located in countries in the MSCI World Index.

Non-Diversified Fixed Income Fund

TCW Emerging Markets Income Fund

Seeks high total return from current income and capital appreciation by investing in debt securities issued by emerging market country governments, their agencies or instrumentalities, or emerging market private corporate issuers.

Note 2 — Significant Accounting Policies

The following is a summary of significant accounting policies, which are in conformity with accounting principles generally accepted in the United States of America and which are consistently followed by the Funds in the preparation of their schedules of investments.

Security Valuations:  Securities listed or traded on the New York, American or other stock exchanges are valued at the latest sale price on that exchange (if there were no sales that day, the security is valued at the latest bid price). All other securities, for which over-the-counter market quotations are readily available, are valued at the latest bid price.

The Company has adopted, after the approval by the Company’s Board of Directors, a fair valuation methodology for the Funds that invest in foreign equity securities (exclusive of Latin American equity securities) to prevent “time zone arbitrage.” This methodology is designed to address the effect of the movements in the U.S. market to the securities traded on a foreign exchange that has been closed for a period of time due to time zone difference. The utilization of the fair value model may result in the adjustment of prices taking into account fluctuations in the U.S. market. The fair value model will be utilized each trading day and will not be dependent on certain thresholds or triggers.

Securities for which market quotations are not readily available, including circumstances under which it is determined by the Advisor that sale or bid prices are not reflective of a security’s market value, are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Company’s Board of Directors.

Short-term debt securities with remaining maturities of 60 days or less at the time of purchase are valued at amortized cost.  Other short-term debt securities are valued on a marked-to-market basis until such time as they reach a remaining maturity of 60 days, whereupon are valued at amortized value using their value of the 61st day prior to maturity.

Forward Foreign Currency Contracts:  Certain Funds may enter into forward foreign currency contracts as a hedge against fluctuations in foreign exchange rates.  Forward foreign currency contracts are marked-to-market daily and the change in market value is recorded by the fund as an unrealized gain or loss.  When the contract is closed or delivery is taken, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.  Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of the foreign currency relative to the U.S. dollar. There were no forward foreign currency contracts outstanding at July 31, 2007.

Repurchase Agreements:  The Funds may invest in repurchase agreements secured by U.S. Government obligations and by other securities.  Securities pledged as collateral for repurchase agreements are held by the Funds’ custodian bank until maturity of the repurchase agreements.   Provisions of the agreements ensure that the market value of the collateral is sufficient in the event of default; however, in the event of default or bankruptcy by the other party to the agreements, realization and/or retention of the collateral may be subject to legal proceedings.  There were no repurchase agreements outstanding at July 31, 2007.

Security Lending:  The Funds may lend their securities to qualified brokers. The loans are collateralized at all times with cash or other money market instruments or U.S. Government securities with a market value at least equal to the market value of the securities on loan.  As with any extensions of credit, the Funds may bear the risk of delay in recovery or even loss of rights in the collateral if the borrowers of the securities fail financially. The Funds earn additional income for lending their securities by investing the cash collateral in short-term investments. See Note 3.

Options:  Premiums received from call options written are recorded as a liability. The amount of the liability is subsequently adjusted to reflect the current market value of the option written.  If the option expires unexercised, premiums received are realized as a gain at expiration date.  If the position is closed prior to expiration, a gain or loss is realized based on premiums received, less the cost to close the option.  When an option is exercised, premiums received are added to the proceeds from the sale of the underlying securities and a gain or loss is realized.  Call options purchased are accounted for in the same manner as portfolio securities and are included in the Schedule of Investments.  The cost of securities acquired through the exercise of call options is increased by premiums paid. There were no options outstanding at July 31, 2007.

Note 3 — Security Lending

The Funds listed below have outstanding securities on loan at July 31, 2007.  The loans were collateralized with cash, which was invested in short-term instruments (amounts in thousands).

	Market Value of
	Loaned Securities	Collateral Value
TCW Emerging Markets Equities Fund	$2,492	$2,593
TCW Global Equities Fund	1,732	1,807

Note 4 — Federal Income Taxes

It is the policy of each Fund to comply with the requirements under Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its net taxable income, including any net realized gains on investments, to its shareholders.  Therefore, no federal income tax provision is required.

At July 31, 2007, net unrealized appreciation (depreciation) on investments for federal income tax purposes was as follows (amounts in thousands):

	TCW	TCW	TCW	TCW
	Asia	Emerging	Emerging	Global
	Pacific	Markets	Markets	Equities
	Equities Fund	Equities Fund	Income Fund	Fund
Unrealized Appreciation	$12,401	$4,712	$1,397	$4,683
Unrealized (Depreciation)	(94)	(195)	(906)	(2,464)
Net Unrealized Appreciation	$12,307	$4,517	$491	$2,219
Cost of Investments for Federal Income Tax Purposes	$20,785	$20,548	$30,917	$57,604

Note 5 — Restricted Securities

The Funds are permitted to invest in securities that are subject to legal or contractual restrictions on resale.  These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered.  Disposal of these securities may involve time consuming negotiations and expense, and prompt sale at an acceptable price may be difficult.  There were no restricted securities (excluding 144A and Reg. S issues) at July 31, 2007.

TCW Money Market Fund

Schedule of Investments (Unaudited)	July 31, 2007

Principal
Amount		Value
	Fixed Income Securities
	Certificates Of Deposit (2.7% of Net Assets)
10,000,000	Branch Bank & Trust Co., Inc., 5.275%, due 11/30/07	9,999,817
8,950,000	Branch Bank & Trust Co., Inc., 5.34%, due 08/13/07	8,949,978
	Total Certificates Of Deposit (Cost: $18,949,795)	18,949,795

	Commercial Paper (38.7%)
30,000,000	Abbey National N.A. LLC, 5.255%, due 08/02/07	29,995,621
26,000,000	ABN Amro N.A. Finance, 5.3%, due 08/06/07	25,980,861
20,000,000	American Honda Finance, 5.24%, due 08/06/07	19,985,444
11,400,000	Barclays US Funding Corp., 5.26%, due 09/26/07	11,306,723
19,999,000	Dresdner US Finance, 5.32%, due 08/01/07	19,999,000
11,800,000	HBOS Treasury Services, 5.32%, due 08/02/07	11,798,256
31,000,000	Illinois Tool Works, 5.35%, due 08/01/07	31,000,000
6,000,000	ING US Funding LLC, 5.25%, due 08/01/07	6,000,000
24,000,000	ING US Funding LLC, 5.255%, due 08/03/07	23,992,993
5,000,000	Lasalle Bank Corp., 5.24%, due 08/01/07	5,000,000
15,000,000	Rabobank USA Finance Corp., 5.33%, due 08/01/07	15,000,000
20,000,000	Target Corp., 5.24%, due 08/20/07	19,944,689
9,809,000	UBS AG/Finance LLC, 5.26%, due 08/20/07	9,781,769
16,640,000	UBS AG/Finance LLC, 5.33%, due 08/01/07	16,640,000
5,000,000	US Bank N.A., 5.29%, due 11/30/07	5,000,143
15,000,000	US Bank N.A., 5.29%, due 12/05/07	15,000,464
	Total Commercial Paper (Cost: $266,425,963)	266,425,963

	Corporate Fixed Income Securities (48.6%)
5,000,000	American General Finance Corp., 2.75%, due 06/15/08	4,884,571
5,075,000	American General Finance Corp., 4.5%, due 11/15/07	5,062,111
10,000,000	American General Finance Corp., 5.48%, due 01/18/08	10,006,755
10,000,000	Bank of America Corp., 3.875%, due 01/15/08	9,932,934
5,475,000	Bank One Corp., 2.625%, due 06/30/08	5,342,182
20,000,000	Bear Stearns Co., Inc., 5.28%, due 08/07/07	19,982,400
10,000,000	Bear Stearns Co., Inc., 5.96%, due 09/27/07	10,009,938
15,000,000	Citigroup, Inc., 5.26%, due 08/20/07	14,958,358
10,000,000	Citigroup, Inc., 5.416%, due 11/01/07	10,002,657
10,000,000	Federal Home Loan Bank, 5.176%, due 11/15/07	9,999,710
10,000,000	Federal Home Loan Bank, 5.176%, due 02/07/08	10,000,000
10,000,000	Federal Home Loan Bank, 5.186%, due 01/24/08	10,000,000
5,000,000	Federal Home Loan Bank, 5.375%, due 02/12/08	5,000,000
5,000,000	Federal Home Loan Bank, 5.375%, due 05/05/08	5,000,000

1

10,000,000	General Electric Capital Corp., 5.25%, due 08/01/07	10,000,000
5,000,000	General Electric Capital Corp., 5.25%, due 08/02/07	4,999,271
15,000,000	General Electric Capital Corp., 5.42%, due 01/03/08	15,006,695
16,000,000	Goldman Sachs Group, Inc., 4.125%, due 01/15/08	15,914,024
15,000,000	Goldman Sachs Group, Inc., 5.3%, due 08/03/07	14,995,583
5,000,000	HSBC Finance Corp., 4.125%, due 03/11/08	4,961,726
5,000,000	HSBC Finance Corp., 5.3%, due 08/15/07	4,999,838
2,000,000	International Lease Finance Corp., 4.5%, due 05/01/08	1,986,731
9,000,000	International Lease Finance Corp., 5.28%, due 08/09/07	8,989,440
5,000,000	JPMorgan Chase & Co., 4%, due 02/01/08	4,967,082
10,000,000	JPMorgan Chase & Co., 5.43%, due 01/25/08	10,005,137
15,000,000	Merrill Lynch & Co., 5.25%, due 08/06/07	14,989,063
10,000,000	Merrill Lynch & Co., 5.28%, due 08/08/07	9,989,733
5,000,000	Merrill Lynch & Co., 5.485%, due 10/19/07	5,001,679
15,000,000	Morgan Stanley, 5.482%, due 11/09/07	15,006,650
20,000,000	Suntrust Bank, 5.265%, due 09/14/07	19,999,317
15,000,000	Toyota Motor Credit Corp., 5.25%, due 08/01/07	15,000,000
10,000,000	Toyota Motor Credit Corp., 5.33%, due 08/10/07	10,000,043
5,000,000	Toyota Motor Credit Corp., 5.33%, due 10/15/07	5,000,337
10,000,000	Wachovia Corp., 5.426%, due 11/08/07	10,003,065
2,500,000	Wells Fargo & Co., 5.42%, due 09/28/07	2,500,383
	Total Corporate Fixed Income Securities (Cost: $334,497,413)	334,497,413

	Total Fixed Income Securities (Cost: $619,873,171) (90.0%)	619,873,171

Number of
Shares
	Short-Term Investments
	Money Market Investments (6.0%)
16,200,000	Black Rock Liquidity Funds—TempFund, 5.2%	16,200,000
25,500,000	Morgan Stanley Institutional Liquidity Fund, 5.28%	25,500,000
	Total Money Market Investments	41,700,000

Principal
Amount
	Other Short-Term Investments (4.1%)
27,950,000	Calyon Corp. Euro Time Deposit, 5.35%	27,950,000
34,301	State Street Bank & Trust Depository Reserve, 3.64%	34,301
	Total Other Short-Term Investments	27,984,301

	Total Short-Term Investments (Cost: $69,684,301) (10.1%)	69,684,301

	Total Investments (Cost: $689,557,472) (100.1%)	689,557,472
	Liabilities in Excess of Other Assets (-0.1%)	(926,619)
	Net Assets (100.0%)	$688,630,853

2

Investments by Industry (Unaudited)

Percentage of
Industry	Net Assets
Automotive	0.7%
Banking	66.3
Banking & Financial Services	6.5
Commercial Services	1.6
Financial Services	6.0
Household Products	4.5
Retail	2.9
U.S. Government Agency Obligations	1.5
Short-Term Investments	10.1
Total	100.1%

See accompanying Notes to Schedules of Investments

3

TCW Core Fixed Income Fund

Schedule of Investments (Unaudited)	July 31, 2007

Principal Amount		Value
	Fixed Income Securities
	Corporate Bonds
	Aerospace & Defense (0.3% of Net Assets)
50,000	Goodrich (BF) Corp., 7.625%, due 12/15/12	54,692
75,000	Northrop Grumman Corp., 7.75%, due 02/15/31	90,058
225,000	Textron Financial Corp., 4.6%, due 05/03/10	221,364
	Total Aerospace & Defense	366,114

	Airlines (0.0%)
25,000	CHC Helicopter Corp., 7.375%, due 05/01/14	23,250

	Automotive (0.2%)
200,000	DaimlerChrysler N.A., 7.2%, due 09/01/09	205,710
15,000	Ford Motor Co., 7.45%, due 07/16/31	11,400	†
25,000	General Motors Corp., 8.375%, due 07/15/33	20,250	†
	Total Automotive	237,360

	Banking (1.5%)
275,000	Asian Development Bank (Supranational), 4.125%, due 09/15/10	270,256
200,000	Bank of America Corp., 5.625%, due 10/14/16	195,074
100,000	CIT Group, Inc., 5.4%, due 01/30/16	92,750
225,000	Citigroup, Inc., 4.125%, due 02/22/10	218,884
75,000	GMAC LLC, 6%, due 12/15/11	67,849
175,000	HSBC Finance Corp., 5%, due 06/30/15	160,321
225,000	JPMorgan Chase & Co., 4.75%, due 03/01/15	208,251
200,000	Korea Development Bank (South Korea), 5.75%, due 09/10/13	203,944
75,000	National Rural Utilities Cooperative Finance Corp., 8%, due 03/01/32	90,852
200,000	US Bank N.A., 6.3%, due 02/04/14	206,712
200,000	Wachovia Bank N.A., 7.8%, due 08/18/10	212,626
200,000	Wells Fargo & Co., 6.45%, due 02/01/11	206,120
	Total Banking	2,133,639

	Beverages, Food & Tobacco (0.3%)
100,000	Campbell Soup Co., 6.75%, due 02/15/11	104,074
100,000	ConAgra Foods, Inc., 6.75%, due 09/15/11	104,483
30,000	Dole Foods Co., Inc., 8.75%, due 07/15/13	26,850	†
100,000	Kellogg Co., 6.6%, due 04/01/11	103,608

100,000	Kraft Foods, Inc., 5.25%, due 10/01/13	96,347
10,000	Smithfield Foods, Inc., 7.75%, due 07/01/17	9,700	†
15,000	Supervalu, Inc., 7.5%, due 11/15/14	14,400
	Total Beverages, Food & Tobacco	459,462

	Building Materials (0.0%)
15,000	IKON Office Solutions, Inc., 7.75%, due 09/15/15	14,700

	Chemicals (0.1%)
10,000	Ineos Group Holdings PLC, (United Kingdom), (144A), 8.5%, due 02/15/16	8,900	*†
5,000	Lyondell Chemical Co., 6.875%, due 06/15/17	5,262
30,000	Lyondell Chemical Co., 8%, due 09/15/14	32,325
30,000	MacDermid, Inc., (144A), 9.5%, due 04/15/17	27,750	*
5,000	Mosaic Co., (144A), 7.375%, due 12/01/14	4,975	*
5,000	Mosaic Co., (144A), 7.625%, due 12/01/16	5,025	*
20,000	Rockwood Specialties Group, Inc., 7.5%, due 11/15/14	19,500
65,000	Westlake Chemical Corp., 6.625%, due 01/15/16	59,312
	Total Chemicals	163,049

	Coal (0.0%)
65,000	Massey Energy Co., 6.875%, due 12/15/13	57,362

	Commercial Services (0.2%)
25,000	Allied Waste North America, Inc., 6.375%, due 04/15/11	23,937
35,000	Ashtead Capital, Inc., (144A), 9%, due 08/15/16	34,387	*
25,000	Avis Budget Car Rental LLC/Avis Budget Finance, Inc., 7.75%, due 05/15/16	23,875
10,000	Education Management LLC, 8.75%, due 06/01/14	9,825
10,000	Education Management LLC, 10.25%, due 06/01/16	9,912
50,000	Service Corporation International, (144A), 6.75%, due 04/01/15	45,750	*
100,000	Waste Management, Inc., 7.75%, due 05/15/32	109,661
	Total Commercial Services	257,347

	Communications (0.0%)
3,000	Intelsat Corp., 9%, due 08/15/14	3,045
25,000	Intelsat Intermediate Holding Co., Ltd., 0% to 02/01/10, 9.25% thereafter, due 02/01/15	20,000
25,000	Intelsat Subsidiary Holding Co., Ltd., 8.25%, due 01/15/13	24,875
	Total Communications	47,920

	Computer Integrated Systems Design (0.0%)
35,000	Unisys Corp., 8%, due 10/15/12	32,375

	Containers & Packaging (0.0%)
25,000	Pliant Corp., 11.125%, due 09/01/09	22,375	†

	Electric Utilities (0.7%)
37,000	AES Corp., 9.375%, due 09/15/10	37,925
100,000	American Electric Power Co., Inc., 5.25%, due 06/01/15	95,508
200,000	Carolina Power & Light Corp., 5.95%, due 03/01/09	202,252
100,000	Dominion Resources, Inc., 5.15%, due 07/15/15	96,054
35,000	Dynegy Holdings, Inc., 8.375%, due 05/01/16	32,375
25,000	Edison Mission Energy, (144A), 7%, due 05/15/17	22,375	*
100,000	Exelon Corp., 4.9%, due 06/15/15	92,374
25,000	InterGen NV, (144A), 9%, due 06/30/17	24,849	*
100,000	MidAmerican Energy Holdings Co., 6.125%, due 04/01/36	96,050
60,000	Mirant North America LLC, 7.375%, due 12/31/13	59,700
50,000	NRG Energy, Inc., 7.375%, due 02/01/16	48,125
35,000	Reliant Energy, Inc., 7.625%, due 06/15/14	33,250	†
100,000	Southern Power Co., 4.875%, due 07/15/15	93,896
	Total Electric Utilities	934,733

	Electrical Equipment (0.0%)
25,000	Baldor Electric Co., 8.625%, due 02/15/17	25,437

	Electronics (0.3%)
15,000	Celestica, Inc., 7.625%, due 07/01/13	13,350
200,000	Cisco Systems, Inc., 5.5%, due 02/22/16	196,050
50,000	Freescale Semiconductor, Inc., (144A), 8.875%, due 12/15/14	45,000	*
65,000	NXP BV/NXP Funding LLC, 7.875%, due 10/15/14	58,825
25,000	Sanmina-SCI Corp., 8.125%, due 03/01/16	21,500	†
5,000	Sanmina-SCI Corp., (144A), 8.11%, due 06/15/14	4,687	*†
15,000	Sensata Technologies BV, (Netherlands), 8%, due 05/01/14	13,800
	Total Electronics	353,212

	Entertainment & Leisure (0.1%)
25,000	Jacobs Entertainment, Inc., 9.75%, due 06/15/14	25,000
100,000	News America, Inc., 6.4%, due 12/15/35	94,303
20,000	Shingle Springs Tribal Gaming Authority, (144A), 9.375%, due 06/15/15	18,925	*
40,000	Steinway Musical Instruments, Inc., (144A), 7%, due 03/01/14	38,000	*
	Total Entertainment & Leisure	176,228

	Financial Services (1.1%)
150,000	American Express Credit Corp., 5%, due 12/02/10	149,919
225,000	Berkshire Hathaway Finance Corp., 4.85%, due 01/15/15	215,152
225,000	Credit Suisse USA, Inc., 4.125%, due 01/15/10	218,664
45,000	Ford Motor Credit Co., 7%, due 10/01/13	40,050
25,000	Hawker Beechcraft ACQ Co., (144A), 8.5%, due 04/01/15	24,562	*
20,000	Hughes Network Systems LLC/HNS Finance Corp., 9.5%, due 04/15/14	20,100
225,000	Lehman Brothers Holdings, Inc., 4.8%, due 03/13/14	207,360
225,000	Merrill Lynch & Co., Inc., 4.25%, due 02/08/10	219,013
225,000	Morgan Stanley, 5.45%, due 01/09/17	213,295
225,000	PNC Funding Corp., 5.25%, due 11/15/15	215,851
50,000	Regency Energy Partners, LP, (144A), 8.375%, due 12/15/13	51,000	*
10,000	Sungard Data Systems, Inc., 9.125%, due 08/15/13	9,950
	Total Financial Services	1,584,916

	Food Retailers (0.1%)
100,000	Kroger Co., 5.5%, due 02/01/13	97,663

	Forest Products & Paper (0.2%)
30,000	Abitibi-Consolidated, Inc., 7.75%, due 06/15/11	26,100
10,000	Caraustar Industries, Inc., 7.375%, due 06/01/09	8,700	†
50,000	Catalyst Paper Corp., 7.375%, due 03/01/14	41,500
25,000	Georgia-Pacific Corp., (144A), 7.125%, due 01/15/17	23,125	*
10,000	Graham Packaging Co., Inc., 9.875%, due 10/15/14	9,225	†
10,000	Neenah Paper, Inc., 7.375%, due 11/15/14	9,500
10,000	Verso Paper Holdings LLC, (144A), 9.125%, due 08/01/14	9,950	*
100,000	Westvaco Corp., 8.2%, due 01/15/30	101,149
	Total Forest Products & Paper	229,249

	Healthcare Providers (0.1%)
40,000	Community Health Systems, Inc., (144A), 8.875%, due 07/15/15	38,600	*†
50,000	HCA, Inc., (144A), 9.25%, due 11/15/16	49,125	*
15,000	Psychiatric Solutions, Inc., 7.75%, due 07/15/15	14,212
15,000	Psychiatric Solutions, Inc. (144A), 7.75%, due 07/15/15	14,213	*
30,000	United Surgical Partners, (144A), 8.875%, due 05/01/17	28,275	*
	Total Healthcare Providers	144,425

	Heavy Machinery (0.1%)
100,000	John Deere Capital Corp., 5.1%, due 01/15/13	98,571

	Home Construction, Furnishings & Appliances (0.2%)
200,000	General Electric Capital Corp., 5.875%, due 02/15/12	203,324
40,000	KB Home, 7.25%, due 06/15/18	35,000
25,000	Standard Pacific Corp., 7%, due 08/15/15	20,000
5,000	Standard Pacific Corp., 9.25%, due 04/15/12	4,150
20,000	William Lyon Homes, Inc., 7.625%, due 12/15/12	14,950
	Total Home Construction, Furnishings & Appliances	277,424

	Household Products (0.1%)
100,000	Fortune Brands, Inc., 5.375%, due 01/15/16	94,160

	Industrial - Diversified (0.0%)
30,000	Harland Clarke Holdings Corp., (144A), 9.5%, due 05/15/15	27,300	*

	Insurance (0.5%)
100,000	Allstate Corp. (The), 5%, due 08/15/14	96,013
100,000	American International Group, 5.6%, due 10/18/16	98,750
200,000	International Lease Finance Corp., 5.875%, due 05/01/13	200,456
25,000	Leucadia National Corp., 7%, due 08/15/13	23,813
100,000	MetLife, Inc., 5.7%, due 06/15/35	91,822
100,000	Prudential Financial, Inc., 5.1%, due 09/20/14	95,081
125,000	WellPoint, Inc., 5.25%, due 01/15/16	119,446
	Total Insurance	725,381

	Lodging (0.1%)
20,000	M T R Gaming Group, Inc., 9%, due 06/01/12	20,600
10,000	Majestic Star Casino LLC/Majestic Star Casino Capital Corp., 9.5%, due 10/15/10	10,175
75,000	Mandalay Resort Group, 7.625%, due 07/15/13	68,250
	Total Lodging	99,025

	Media - Broadcasting & Publishing (0.4%)
100,000	CBS Corp., 5.625%, due 08/15/12	97,268
25,000	Charter Communications Holdings LLC, 10%, due 05/15/11	24,875
25,000	CMP Susquehanna Corp., 10.125%, due 05/15/14	24,000
100,000	Comcast Corp., 6.45%, due 03/15/37	94,493
50,000	CSC Holdings, Inc., 7.625%, due 04/01/11	47,875
25,000	Dex Media, Inc., 8%, due 11/15/13	24,594
25,000	Echostar DBS Corp., 7%, due 10/01/13	24,000
50,000	Idearc, Inc., 8%, due 11/15/16	47,500
35,000	Mediacom Broadband LLC, 8.5%, due 10/15/15	33,775
20,000	Primedia, Inc., 8%, due 05/15/13	20,800
75,000	Time Warner Entertainment Co., LP, 8.375%, due 07/15/33	86,582
55,000	Univision Communications, Inc., (144A), 9.75%, due 03/15/15	50,600	*†
	Total Media - Broadcasting & Publishing	576,362

	Medical Supplies (0.0%)
15,000	Advanced Medical Optics, Inc., 7.5%, due 05/01/17	13,763

	Metals (0.2%)
15,000	AK Steel Corp., 7.75%, due 06/15/12	14,775
15,000	Belden CDT, Inc., (144A), 7%, due 03/15/17	14,250	*
125,000	BHP Billiton Finance USA, Ltd. (Australia), 5.25%, due 12/15/15	117,519
10,000	Chaparral Steel Co., 10%, due 07/15/13	11,000
5,000	Freeport-McMoRan Copper & Gold, Inc., 8.25%, due 04/01/15	5,225
30,000	Freeport-McMoRan Copper & Gold, Inc., 8.375%, due 04/01/17	31,500
25,000	Mobile Services Group, Inc., (144A), 9.75%, due 08/01/14	25,625	*
5,000	Novelis, Inc., 7.25%, due 02/15/15	5,050
	Total Metals	224,944

	Miscellaneous (0.1%)
150,000	International Bank of Reconstruction & Development (Supranational), 4.125%, due 06/24/09	148,366

	Oil & Gas (0.5%)
55,000	Chesapeake Energy Corp., 6.375%, due 06/15/15	50,600
100,000	Conoco, Inc., 6.95%, due 04/15/29	109,152
10,000	Denbury Resources, Inc., 7.5%, due 04/01/13	9,750
15,000	Denbury Resources, Inc., 7.5%, due 12/15/15	14,550
5,000	Hanover Compressor Co., 9%, due 06/01/14	5,375
20,000	OPTI Canada, Inc., (144A), 8.25%, due 12/15/14	20,200	*
175,000	Pemex Project Funding Master Trust (Mexico), 7.375%, due 12/15/14	188,563
15,000	Petrohawk Energy Corp., 9.125%, due 07/15/13	15,469
20,000	Quicksilver Resources, Inc., 7.125%, due 04/01/16	18,650
225,000	XTO Energy Inc., 5.65%, due 04/01/16	219,047
	Total Oil & Gas	651,356

	Pharmaceuticals (0.2%)
100,000	Eli Lilly & Co., 5.2%, due 03/15/17	95,366
100,000	McKesson HBOC, Inc., 5.7%, due 03/01/17	96,176
100,000	Wyeth, 5.5%, due 02/01/14	98,844
	Total Pharmaceuticals	290,386

	Radio Telephone Communications (0.1%)
150,000	New Cingular Wireless Services, Inc., 8.75%, due 03/01/31	187,697

	Real Estate (0.2%)
25,000	American Real Estate Partners, LP, (144A), 7.125%, due 02/15/13	23,313	*
10,000	American Real Estate Partners, LP/American Real Estate Finance Corp., 7.125%, due 02/15/13	9,325
225,000	Simon Property Group, LP, 5.1%, due 06/15/15 (REIT)	211,552
	Total Real Estate	244,190

	Restaurants (0.1%)
50,000	Aramark Corp., (144A), 8.5%, due 02/01/15	46,125	*
20,000	Friendly Ice Cream Corp., 8.375%, due 06/15/12	21,125
	Total Restaurants	67,250

	Retailers (0.1%)
10,000	Dollarama Group, LP, 8.875%, due 08/15/12	10,125
30,000	Harry & David Holdings, Inc., 9%, due 03/01/13	28,500
5,000	Harry & David Holdings, Inc., 10.36%, due 03/01/12	5,000
100,000	JC Penney Corp., Inc., 6.375%, due 10/15/36	92,520
20,000	Neiman Marcus Group, Inc., 10.375%, due 10/15/15	20,950	†
20,000	Rite Aid Corp., 7.5%, due 01/15/15	18,400
	Total Retailers	175,495

	Telephone Communications, exc. Radio (0.4%)
75,000	AT&T Corp., 8%, due 11/15/31	89,075
10,000	Broadview Networks Holdings, Inc., (144A), 11.375%, due 09/01/12	10,150	*
50,000	Cincinnati Bell, Inc., 8.375%, due 01/15/14	47,125
50,000	Citizens Communications Co., 9%, due 08/15/31	46,500
150,000	Deutsche Telekom International Finance AG (Germany), 8%, due 06/15/10	160,274
30,000	Qwest Communications International, Inc., 7.5%, due 02/15/14	28,875
25,000	Qwest Corp., 8.875%, due 03/15/12	26,125
100,000	Verizon Communications, Inc., 6.25%, due 04/01/37	95,991	†
	Total Telephone Communications, exc. Radio	504,115

	Telephone Systems (0.2%)
25,000	Level 3 Financing, Inc., 9.25%, due 11/01/14	23,750
30,000	Rural Cellular Corp., (144A), 8.36%, due 06/01/13	30,675	*
100,000	Telefonica Emisiones, S.A.U. (Spain), 7.045%, due 06/20/36	101,197
50,000	Windstream Corp., 8.625%, due 08/01/16	50,875
	Total Telephone Systems	206,497

	Transportation (0.2%)
100,000	Canadian National Railway Co. (Canada), 6.375%, due 10/15/11	103,022
25,000	Hertz Corp., 8.875%, due 01/01/14	24,750
100,000	Union Pacific Corp., 6.625%, due 02/01/29	101,698
	Total Transportation	229,470

	Total Corporate Bonds (Cost: $12,626,711) (8.9%)	12,202,568

	Collateralized Mortgage Obligations (22.5%)
408,244	Countrywide Home Loans (05-8R-A4), 6%, due 10/25/34	409,497

537,445	Credit Suisse First Boston Mortgage Securities Corp. (03-8-4PPA), 5.75%, due 04/22/33	534,152
1,405,410	Federal Home Loan Mortgage Corp. (2439-KZ), 6.5%, due 04/15/32	1,449,891
1,000,000	Federal Home Loan Mortgage Corp. (2649-GP), 4.5%, due 10/15/30	944,030
320,443	Federal Home Loan Mortgage Corp. (2682-XK), 3%, due 01/15/21 (PAC)	318,171
3,750,000	Federal Home Loan Mortgage Corp. (2688-DG), 4.5%, due 10/15/23	3,408,000
1,635,896	Federal Home Loan Mortgage Corp. (2695-DB), 4%, due 09/15/15 (PAC)	1,611,652
469,840	Federal Home Loan Mortgage Corp. (2747-HA), 4%, due 10/15/13	459,170
1,375,081	Federal Home Loan Mortgage Corp. (2770-UT), 4.5%, due 03/15/19	1,301,033
277,035	Federal Home Loan Mortgage Corp. (2897-SD), 1.568%, due 10/15/31 (I/F)(TAC)	219,279
3,625,000	Federal Home Loan Mortgage Corp. (3232-MC), 5%, due 10/15/36	3,508,384
3,539,109	Federal Home Loan Mortgage Corp. (3241-HC), 5%, due 11/15/36	3,372,983
549,292	Federal National Mortgage Association (01-14-SH), 9.205%, due 03/25/30 (I/F)	581,410
427,877	Federal National Mortgage Association (03-62-MA), 3.5%, due 07/25/33	398,481
931,860	Federal National Mortgage Association (05-54-VM), 4.5%, due 11/25/25	862,604
1,500,000	Federal National Mortgage Association (05-63-HB), 5%, due 07/25/25	1,417,545
5,015,000	Federal National Mortgage Association (05-87-CD), 5%, due 10/25/35	4,573,479
3,200,156	Federal National Mortgage Association (06-119-JP), 4.5%, due 12/25/36 (PAC)	3,069,462
1,123,472	Government National Mortgage Association (05-25-Z), 5%, due 03/16/35	1,003,238
1,683,984	Wells Fargo Mortgage Backed Securities Trust (06-AR2-2A5), 5.089%, due 03/25/36	1,675,816
	Total Collateralized Mortgage Obligations (Cost: $31,311,732)	31,118,277

	Foreign Government Bonds & Notes (6.3%)
EUR 1,300,000	Bonos Y Oblig Del Estado (Spain), 3.15%, due 01/31/16	1,620,649
1,678,000	Buoni Poliennali Del Tesoro (BTP) (Italy), 3.75%, due 08/01/16	2,160,171
1,255,000	Federal Republic of Germany, 3.5%, due 01/04/16	1,617,753
1,200,000	French Republic, 3.25%, due 04/25/16	1,505,954
$ 100,000	Hydro-Quebec (Canada), 6.3%, due 05/11/11	102,868
100,000	Province of Manitoba (Canada), 4.9%, due 12/06/16	97,900
100,000	Province of Quebec (Canada), 7.5%, due 09/15/29	122,784
200,000	Republic of Poland, 6.25%, due 07/03/12	206,486
100,000	State of Israel, 4.625%, due 06/15/13	98,491
GBP 550,000	Treasury GILT (Great Britain), 4%, due 09/07/16	1,021,914
$ 100,000	United Mexican States, 5.625%, due 01/15/17	97,650
	Total Foreign Government Bonds & Notes (Cost: $8,571,535)	8,652,620

	U.S. Government Agency Obligations (36.1%)
800,000	Federal Home Loan Mortgage Corp., 3.625%, due 09/15/08	787,360
3,900,000	Federal Home Loan Mortgage Corp., 4.75%, due 01/19/16	3,745,989
2,900,000	Federal Home Loan Mortgage Corp., 5.25%, due 07/18/11	2,912,934	†
2,500,000	Federal Home Loan Mortgage Corp., 5.375%, due 01/09/14	2,472,150
2,128,738	Federal Home Loan Mortgage Corp., Pool #1A1127, 6.505%, due 01/01/37	2,156,710
355,065	Federal Home Loan Mortgage Corp., Pool #B15026, 5%, due 06/01/19	344,906
184,432	Federal Home Loan Mortgage Corp., Pool #B15591, 5%, due 07/01/19	179,155
381,855	Federal Home Loan Mortgage Corp., Pool #C90526, 5.5%, due 02/01/22	373,283
4,504,515	Federal Home Loan Mortgage Corp., Pool #G01959, 5%, due 12/01/35	4,230,640
2,391,594	Federal Home Loan Mortgage Corp., Pool #G12635, 5.5%, due 03/01/22	2,363,516
2,100,000	Federal National Mortgage Association, 3.875%, due 02/15/10	2,042,544
2,200,000	Federal National Mortgage Association, 4.5%, due 10/15/08	2,186,712
1,000,000	Federal National Mortgage Association, 4.625%, due 01/15/08	997,270

2,150,000	Federal National Mortgage Association, 6%, due 08/22/16	2,153,376
359,262	Federal National Mortgage Association, Pool #254634, 5.5%, due 02/01/23	351,340
662,255	Federal National Mortgage Association, Pool #555114, 5.5%, due 12/01/17	656,553
298,541	Federal National Mortgage Association, Pool #596686, 6.5%, due 11/01/31	304,499
1,306,945	Federal National Mortgage Association, Pool #725275, 4%, due 03/01/19	1,231,156
669,058	Federal National Mortgage Association, Pool #727575, 5%, due 06/01/33	627,663
409,549	Federal National Mortgage Association, Pool #748751, 5.5%, due 10/01/33	396,423
11,500,000	Federal National Mortgage Association, Pool #888566, 5.5%, due 01/01/37	11,119,063
627,427	Government National Mortgage Association, Pool #608259, 4.5%, due 08/15/33	579,084
1,989,725	Government National Mortgage Association, Pool #618740, 5%, due 12/15/36	1,893,621
3,981,510	Government National Mortgage Association, Pool #663134, 5.5%, due 03/15/37	3,878,070
1,929,759	Government National Mortgage Association, Pool #782114, 5%, due 09/15/36	1,836,551
	Total U.S. Government Agency Obligations (Cost: $50,480,291)	49,820,568

	U.S. Treasury Bonds (3.6%)
550,000	U.S. Treasury Bond, 4.5%, due 02/15/36	514,162	†
1,000,000	U.S. Treasury Bond, 6.125%, due 11/15/27	1,141,720	†
2,600,000	U.S. Treasury Bond, 6.125%, due 08/15/29	2,992,444	†
300,000	U.S. Treasury Bond, 7.125%, due 02/15/23	367,548
	Total U.S. Treasury Bonds (Cost: $5,120,909)	5,015,874

	U.S. Treasury Notes (11.0%)
9,200,000	U.S. Treasury Note, 4.125%, due 05/15/15	8,824,824	†
1,400,000	U.S. Treasury Note, 4.375%, due 12/31/07	1,396,724
5,000,000	U.S. Treasury Note, 5.125%, due 06/30/08	5,007,050
	Total U.S. Treasury Notes (Cost: $15,340,308)	15,228,598

	Total Fixed Income Securities (Cost: $123,451,486) (88.4%)	122,038,505

	Short-Term Investments ∧
208,398	Banco Bilbao Vizcaya Argentaria, S.A., 5.3%, due 08/10/07	208,398	**
347,324	Bank of America, 5.27%, due 08/17/07	347,324	**
694,647	Bank of America, 5.3%, due 09/17/07	694,647	**
138,929	Bank of Montreal, 5.31%, due 08/14/07	138,929	**
208,394	Bank of Nova Scotia, 5.29%, due 08/09/07	208,394	**
555,718	Bank of Nova Scotia, 5.29%, due 08/14/07	555,718	**
138,929	Barclays Bank PLC, 5.32%, due 09/04/07	138,929	**
347,328	Barclays Bank PLC, 5.325%, due 10/15/07	347,324	**
555,718	BNP Paribas, 5.275%, due 08/07/07	555,718	**
138,929	CAFCO Funding LLC, 5.294%, due 08/09/07	138,929	**
311,394	Calyon, 5.36%, due 08/01/07	311,394	**
347,324	Commonwealth Bank of Australia, 5.3%, due 09/05/07	347,324	**
555,718	Credit Suisse USA, Inc., 5.285%, due 08/23/07	555,718	**
138,929	Den Danske Bank, 5.287%, due 08/13/07	138,929	**
208,394	Fairway Finance Company LLC, 5.3%, due 08/24/07	208,394	**
694,647	Fifth Third Bancorp, 5.313%, due 08/01/07	694,647	**
138,929	General Electric Capital Corp., 5.277%, due 08/24/07	138,929	**
137,404	Jupiter Securitization Corp., 5.282%, due 08/02/07	137,404	**
138,929	Kitty Hawk Funding Corp., 5.294%, due 08/17/07	138,929	**
69,465	Lexington Parker Capital Co., 5.299%, due 08/09/07	69,465	**
135,370	Liberty Street Funding Corp., 5.297%, due 08/22/07	135,370	**
347,324	Lloyds TSB Bank, 5.28%, due 08/14/07	347,324	**
138,929	Lloyds TSB Bank, 5.3%, due 09/07/07	138,929	**
69,465	Morgan Stanley, 5.32%, due 08/01/07	69,465	**
275,113	Old Line Funding LLC, 5.291%, due 08/02/07	275,113	**
138,929	Old Line Funding LLC, 5.296%, due 08/02/07	138,929	**
138,929	Old Line Funding LLC, 5.297%, due 08/28/07	138,929	**
347,324	Rabobank Nederland, 5.28%, due 08/15/07	347,324	**
138,929	Rabobank Nederland, 5.29%, due 08/23/07	138,929	**
135,472	Ranger Funding, 5.296%, due 08/21/07	135,472	**
208,394	Ranger Funding, 5.302%, due 08/30/07	208,394	**
690,173	Ranger Funding, 5.304%, due 08/02/07	690,173	**
343,847	Ranger Funding, 5.327%, due 08/02/07	343,847	**
138,929	Sheffield Receivables Corp., 5.283%, due 08/03/07	138,929	**
277,859	Skandinaviska Enskilda Banken AB, 5.285%, due 08/21/07	277,859	**
9,978,719	State Street Bank & Trust Depository Reserve, 3.64%	9,978,719
694,647	Sun Trust Bank, 5.265%, due 08/01/07	694,647	**
347,336	Toronto Dominion Bank, 5.32%, due 10/03/07	347,324	**

347,324	UBS AG, 5.285%, due 08/16/07	347,324	**
486,253	UBS AG, 5.29%, due 08/02/07	486,253	**
347,324	UBS AG, 5.3%, due 09/10/07	347,324	**
138,929	Variable Funding Capital Co., 5.29%, due 08/07/07	138,929	**
138,929	Variable Funding Capital Co., 5.292%, due 08/02/07	138,929	**
	Total	22,079,878

	Total Short-Term Investments (Cost: $22,079,878) (16.0%)	22,079,878

	Total Investments (Cost: $145,531,364) (104.4%)	144,118,383
	Liabilities in Excess of Other Assets (-4.4%)	(6,030,981)
	Net Assets (100.0%)	$138,087,402

Notes to the Schedule of Investments:

I/F	-	Inverse Floating rate security whose interest rate moves in the opposite direction of prevailing interest rates.

PAC	-	Planned Amortization Class.

TAC	-	Target Amortization Class.

EUR	-	Euro Currency.

GBP	-	Great British Pound.

REIT	-	Real Estate Investment Trust.

*

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2007, the value of these securities amounted to $767,711 or 0.6% of net assets. These securities are determined to be liquid by the Advisor under procedures established by and under the general supervision of the Company’s Board of Directors.

**		Represents investment of security lending collateral (Note 3).

†		Security partially or fully lent (Note 3).

∧		Short-Term Investments consist of Certificate of Deposits, Commercial Papers, Discount Notes, and Time Deposits.

Investments by Industry (Unaudited)

Industry	Percentage of Net Assets
Aerospace & Defense	0.3%
Airlines	0.0	**
Automotive	0.2
Banking	3.0
Beverages, Food & Tobacco	0.3
Building Materials	0.0	**
Chemicals	0.1
Coal	0.0	**
Commercial Services	0.2
Communications	0.0	**
Computer Integrated Systems Design	0.0	**
Containers & Packaging	0.0	**
Electric Utilities	0.7
Electrical Equipment	0.0	**
Electronics	0.3
Entertainment & Leisure	0.1
Financial Services	1.1
Food Retailers	0.1
Forest Products & Paper	0.2
Healthcare Providers	0.1
Heavy Machinery	0.1
Home Construction, Furnishings & Appliances	0.2
Household Products	0.1
Industrial - Diversified	0.0	**
Insurance	0.5
Lodging	0.1
Media - Broadcasting & Publishing	0.4
Medical Supplies	0.0	**
Metals	0.2
Miscellaneous	0.1
Oil & Gas	0.5
Pharmaceuticals	0.2
Private Mortgage-Backed Securities	0.4
Radio Telephone Communications	0.1
Real Estate	0.2
Restaurants	0.1
Retailers	0.1
Sovereign Government	3.5
Telephone Communications, exc. Radio	0.4
Telephone Systems	0.2
Transportation	0.2
U.S. Government Agency Obligations	56.7
U.S. Government Obligations	14.6
Foreign Government Securities	2.8
Short-Term Investments	16.0
Total	104.4%

**           Value rounds to less than 0.1% of net assets

See accompanying Notes to Financial Statements

TCW High Yield Bond Fund

Schedule of Investments (Unaudited)	July 31, 2007

Principal
Amount		Value
	Fixed Income Securities
	Corporate Bonds (95.0%)
	Airlines (1.1% of Net Assets)
1,200,000	CHC Helicopter Corp., 7.375%, due 05/01/14	1,116,000

	Automotive (2.6%)
500,000	Ford Motor Co., 7.45%, due 07/16/31	380,000	†
1,150,000	General Motors Acceptance Corp., 6.875%, due 09/15/11	1,069,500
175,000	General Motors Acceptance Corp., 8%, due 11/01/31	160,562	†
1,075,000	General Motors Corp., 8.375%, due 07/15/33	870,750	†
	Total Automotive	2,480,812

	Banking (2.3%)
825,000	Ford Motor Credit Co., 9.81%, due 04/15/12	845,625
1,500,000	GMAC LLC, 6%, due 12/15/11	1,356,975
	Total Banking	2,202,600

	Beverages, Food & Tobacco (1.0%)
650,000	Dole Foods Co., Inc., 8.75%, due 07/15/13	581,750	†
400,000	Smithfield Foods, Inc., 7.75%, due 07/01/17	388,000	†
	Total Beverages, Food & Tobacco	969,750

	Building Materials (1.1%)
425,000	IKON Office Solutions, Inc., 7.75%, due 09/15/15	416,500
750,000	Omnicare, Inc., 6.875%, due 12/15/15	684,375
	Total Building Materials	1,100,875

	Chemicals (5.8%)
300,000	Chemtura Corp., 6.875%, due 06/01/16	276,000
750,000	Ineos Group Holdings PLC, (United Kingdom), (144A), 8.5%, due 02/15/16	667,500	*†
525,000	Lyondell Chemical Co., 6.875%, due 06/15/17	552,562
875,000	Lyondell Chemical Co., 8%, due 09/15/14	942,812
400,000	MacDermid, Inc., (144A), 9.5%, due 04/15/17	370,000	*
350,000	Mosaic Co., (144A), 7.625%, due 12/01/16	351,750	*
1,000,000	Nova Chemicals Corp., 8.484%, due 11/15/13	970,000
650,000	Rockwood Specialties Group, Inc., 7.5%, due 11/15/14	633,750
500,000	Tronox Worldwide LLC/Tronox Finance Corp., 9.5%, due 12/01/12	496,250

1

350,000	Westlake Chemical Corp., 6.625%, due 01/15/16	319,375
	Total Chemicals	5,579,999

	Coal (1.2%)
1,300,000	Massey Energy Co., 6.875%, due 12/15/13	1,147,250

	Commercial Services (4.1%)
875,000	Allied Waste North America, Inc., 7.875%, due 04/15/13	859,687
1,000,000	Ashtead Capital, Inc., (144A), 9%, due 08/15/16	982,500	*
875,000	Avis Budget Car Rental LLC/Avis Budget Finance, Inc., 7.75%, due 05/15/16	835,625
600,000	Education Management LLC, 10.25%, due 06/01/16	594,750
1,050,000	Mid American Waste System Exchange, 12.25%, due 02/15/05	—	**#
250,000	Service Corporation International, (144A), 6.75%, due 04/01/15	228,750	*
475,000	US Oncology, Inc., 10.75%, due 08/15/14	479,750
	Total Commercial Services	3,981,062

	Communications (1.2%)
1,200,000	Intelsat Subsidiary Holding Co., Ltd., 8.25%, due 01/15/13	1,194,000

	Computer Integrated Systems Design (0.7%)
700,000	Unisys Corp., 8%, due 10/15/12	647,500

	Containers & Packaging (0.8%)
875,000	Pliant Corp., 11.125%, due 09/01/09	783,125	†

	Electric Utilities (6.1%)
1,550,000	Dynegy Holdings, Inc., 8.375%, due 05/01/16	1,433,750
500,000	Edison Mission Energy, (144A), 7%, due 05/15/17	447,500	*
625,000	InterGen NV, (144A), 9%, due 06/30/17	621,225	*
1,000,000	Mirant North America LLC, 7.375%, due 12/31/13	995,000
1,400,000	NRG Energy, Inc., 7.375%, due 02/01/16	1,347,500
1,150,000	Reliant Energy, Inc., 7.625%, due 06/15/14	1,092,500	†
	Total Electric Utilities	5,937,475

	Electrical Equipment (0.4%)
375,000	Baldor Electric Co., 8.625%, due 02/15/17	381,562

2

	Electronics (4.2%)
675,000	Celestica, Inc., 7.625%, due 07/01/13	600,750	†
1,100,000	Freescale Semiconductor, Inc., (144A), 8.875%, due 12/15/14	990,000	*
1,250,000	NXP BV/NXP Funding LLC, 7.875%, due 10/15/14	1,131,250
425,000	Sanmina-SCI Corp., 8.125%, due 03/01/16	365,500	†
1,025,000	Sanmina-SCI Corp., (144A), 8.11%, due 06/15/14	960,937	*†
	Total Electronics	4,048,437

	Entertainment & Leisure (2.7%)
50,000	Gaylord Entertainment Co., 8%, due 11/15/13	49,500
900,000	Jacobs Entertainment, Inc., 9.75%, due 06/15/14	900,000
825,000	Shingle Springs Tribal Gaming Authority, (144A), 9.375%, due 06/15/15	780,656	*
900,000	Steinway Musical Instruments, Inc., (144A), 7%, due 03/01/14	855,000	*
	Total Entertainment & Leisure	2,585,156

	Financial Services (5.2%)
618,000	Consolidated Communications Illinois Holdings, Inc./Texas Holdings, Inc., 9.75%, due 04/01/12	630,360
1,450,000	Ford Motor Credit Co., 7%, due 10/01/13	1,290,500
1,150,000	Hawker Beechcraft ACQ Co., (144A), 8.5%, due 04/01/15	1,129,875	*
675,000	Hughes Network Systems LLC/HNS Finance Corp., 9.5%, due 04/15/14	678,375
800,000	Regency Energy Partners, LP, (144A), 8.375%, due 12/15/13	816,000	*
500,000	Sungard Data Systems, Inc., 9.125%, due 08/15/13	497,500
	Total Financial Services	5,042,610

	Forest Products & Paper (5.5%)
625,000	Abitibi-Consolidated, Inc., 7.75%, due 06/15/11	543,750
175,000	Caraustar Industries, Inc., 7.375%, due 06/01/09	152,250	†
1,000,000	Catalyst Paper Corp., 7.375%, due 03/01/14	830,000
1,000,000	Georgia-Pacific Corp., 9.5%, due 12/01/11	1,030,000
325,000	Graham Packaging Co., Inc., 9.875%, due 10/15/14	299,813	†
625,000	Graphic Packaging International Corp., 9.5%, due 08/15/13	637,500
1,005,000	Neenah Paper, Inc., 7.375%, due 11/15/14	954,750
500,000	Plastipak Holdings, Inc., (144A), 8.5%, due 12/15/15	510,000	*

3

400,000	Verso Paper Holdings LLC, (144A), 9.125%, due 08/01/14	398,000	*
	Total Forest Products & Paper	5,356,063

	Healthcare Providers (3.5%)
750,000	Community Health Systems, Inc., (144A), 8.875%, due 07/15/15	723,750	*†
575,000	DaVita, Inc., 7.25%, due 03/15/15	546,250
775,000	HCA, Inc., (144A), 9.25%, due 11/15/16	761,438	*
700,000	Psychiatric Solutions, Inc., 7.75%, due 07/15/15	663,250
750,000	United Surgical Partners, (144A), 8.875%, due 05/01/17	706,875	*
	Total Healthcare Providers	3,401,563

	Heavy Machinery (0.3%)
300,000	Goodman Global Holdings, Inc., Class B, 8.36%, due 06/15/12	300,000

	Home Construction, Furnishings & Appliances (3.5%)
1,400,000	Beazer Homes USA, Inc., 6.875%, due 07/15/15	1,078,000
700,000	KB Home, 7.25%, due 06/15/18	612,500
1,125,000	Standard Pacific Corp., 9.25%, due 04/15/12	933,750	†
950,000	William Lyon Homes, Inc., 10.75%, due 04/01/13	817,000

	Total Home Construction, Furnishings & Appliances	3,441,250

	Industrial - Diversified (0.9%)
1,000,000	Harland Clarke Holdings Corp., (144A), 9.5%, due 05/15/15	910,000	*

	Insurance (1.1%)
1,100,000	Leucadia National Corp., 7%, due 08/15/13	1,047,750

	Lodging (3.6%)
1,000,000	M T R Gaming Group, Inc., 9%, due 06/01/12	1,030,000
750,000	Majestic Star Casino LLC/Majestic Star Casino Capital Corp., 9.5%, due 10/15/10	763,125
1,000,000	Mandalay Resort Group, 7.625%, due 07/15/13	910,000
850,000	MGM Mirage, Inc., 7.625%, due 01/15/17	784,125
	Total Lodging	3,487,250

4

	Media - Broadcasting & Publishing (7.8%)
1,150,000	Charter Communications Holdings LLC, 11%, due 10/01/15	1,150,000
1,175,000	CMP Susquehanna Corp., 10.125%, due 05/15/14	1,128,000
700,000	CSC Holdings, Inc., 7.625%, due 04/01/11	672,000
500,000	Dex Media, Inc., 8%, due 11/15/13	491,875
575,000	Echostar DBS Corp., 7%, due 10/01/13	552,000
1,750,000	Idearc, Inc., 8%, due 11/15/16	1,662,500
650,000	Mediacom Broadband LLC, 8.5%, due 10/15/15	627,250
1,425,000	Univision Communications, Inc., (144A), 9.75%, due 03/15/15	1,311,000	*†
	Total Media - Broadcasting & Publishing	7,594,625

	Medical Supplies (0.7%)
700,000	Advanced Medical Optics, Inc., 7.5%, due 05/01/17	642,250

	Metals (5.5%)
600,000	Belden CDT, Inc., (144A), 7%, due 03/15/17	570,000	*
450,000	Chaparral Steel Co., 10%, due 07/15/13	495,000
1,175,000	Freeport-McMoRan Copper & Gold, Inc., 8.375%, due 04/01/17	1,233,750
1,575,000	Mobile Services Group, Inc., (144A), 9.75%, due 08/01/14	1,614,375	*
1,000,000	Novelis, Inc., 7.25%, due 02/15/15	1,010,000
425,000	Ryerson, Inc., 8.25%, due 12/15/11	422,875
	Total Metals	5,346,000

	Oil & Gas (7.2%)
750,000	Basic Energy Services, Inc., 7.125%, due 04/15/16	675,000
1,500,000	Chesapeake Energy Corp., 7%, due 08/15/14	1,455,000
350,000	Denbury Resources, Inc., 7.5%, due 04/01/13	341,250
625,000	Denbury Resources, Inc., 7.5%, due 12/15/15	606,250
480,000	Hanover Compressor Co., 9%, due 06/01/14	516,000
1,000,000	OPTI Canada, Inc., (144A), 8.25%, due 12/15/14	1,010,000	*
400,000	Petrohawk Energy Corp., 9.125%, due 07/15/13	412,500
1,200,000	Quicksilver Resources, Inc., 7.125%, due 04/01/16	1,119,000
825,000	Williams Companies, Inc., 7.875%, due 09/01/21	855,938
	Total Oil & Gas	6,990,938

	Real Estate (1.4%)
1,425,000	American Real Estate Partners, LP/American Real Estate Finance Corp., 8.125%, due 06/01/12	1,385,813

5

	Restaurants (2.0%)
1,150,000	Aramark Corp., (144A), 8.5%, due 02/01/15	1,060,875	*
800,000	Friendly Ice Cream Corp., 8.375%, due 06/15/12	845,000
	Total Restaurants	1,905,875

	Retailers (3.0%)
975,000	Dollarama Group, LP, 8.875%, due 08/15/12	987,188	†
1,000,000	Harry & David Holdings, Inc., 9%, due 03/01/13	950,000
500,000	Neiman Marcus Group, Inc., 10.375%, due 10/15/15	523,750	†
500,000	Rite Aid Corp., 7.5%, due 01/15/15	460,000
	Total Retailers	2,920,938

	Telephone Communications, exc. Radio (4.6%)
500,000	Broadview Networks Holdings, Inc., (144A), 11.375%, due 09/01/12	507,500	*
1,250,000	Cincinnati Bell, Inc., 8.375%, due 01/15/14	1,178,125
1,400,000	Citizens Communications Co., 9%, due 08/15/31	1,302,000
750,000	Qwest Corp., 7.625%, due 06/15/15	754,688
650,000	Qwest Corp., 8.875%, due 03/15/12	679,250
	Total Telephone Communications, exc. Radio	4,421,563

	Telephone Systems (2.9%)
1,175,000	Level 3 Financing, Inc., 9.25%, due 11/01/14	1,116,250
275,000	Rural Cellular Corp., (144A), 8.36%, due 06/01/13	281,188	*
1,400,000	Windstream Corp., 8.625%, due 08/01/16	1,424,500
	Total Telephone Systems	2,821,938

	Transportation (1.0%)
1,000,000	Hertz Corp., 8.875%, due 01/01/14	990,000
	Total Corporate Bonds (Cost: $97,626,529)	92,162,029

	Total Fixed Income Securities (Cost: $97,626,529) (95.0%)	92,162,029

Number of
Shares
	Equity Securities
40,000	Cincinnati Bell, Inc., Common Stock (Telephone Communications, exc. Radio)	206,400	**
30,000	Dobson Communications Corp., Class A, Common Stock (Radio Telephone Communications)	373,500	**
20,000	El Paso Corp., Common Stock (Oil & Gas)	333,000

6

4,150	GT Group Telecom, Inc., Warrants, expire 02/01/10 (Telecommunications)	—	**
11,000	Landry’s Restaurants, Inc., Common Stock (Restaurants)	291,390
69,000	Level 3 Communications, Inc., Common Stock (Telecommunications)	360,870	**†
15,000	M T R Gaming Group, Inc., Common Stock (Lodging)	191,100	**
4	Pliant Corp., Common Stock (Paper & Forest Products)	—
8,000	Rogers Communications, Inc., Class B, Common Stock (Radio Telephone Communications)	362,320	†
	Total Equity Securities (Cost: $2,222,927) (2.2%)	2,118,580

Principal
Amount
	Short-Term Investments ∧
189,157	Banco Bilbao Vizcaya Argentaria, S.A., 5.3%, due 08/10/07	189,157	***
315,270	Bank of America, 5.27%, due 08/17/07	315,270	***
630,539	Bank of America, 5.3%, due 09/17/07	630,539	***
126,108	Bank of Montreal, 5.31%, due 08/14/07	126,108	***
189,162	Bank of Nova Scotia, 5.29%, due 08/09/07	189,162	***
504,432	Bank of Nova Scotia, 5.29%, due 08/14/07	504,432	***
126,108	Barclays Bank PLC, 5.32%, due 09/04/07	126,108	***
315,274	Barclays Bank PLC, 5.325%, due 10/15/07	315,270	***
504,432	BNP Paribas, 5.275%, due 08/07/07	504,432	***
126,108	CAFCO Funding LLC, 5.294%, due 08/09/07	126,108	***
282,656	Calyon, 5.36%, due 08/01/07	282,656	***
315,270	Commonwealth Bank of Australia, 5.3%, due 09/05/07	315,270	***
504,432	Credit Suisse USA, Inc., 5.285%, due 08/23/07	504,432	***
126,108	Den Danske Bank, 5.287%, due 08/13/07	126,108	***
189,162	Fairway Finance Company LLC, 5.3%, due 08/24/07	189,162	***
630,539	Fifth Third Bancorp, 5.313%, due 08/01/07	630,539	***
126,108	General Electric Capital Corp., 5.277%, due 08/24/07	126,108	***
124,723	Jupiter Securitization Corp., 5.282%, due 08/02/07	124,723	***
126,108	Kitty Hawk Funding Corp., 5.294%, due 08/17/07	126,108	***
63,054	Lexington Parker Capital Co., 5.299%, due 08/09/07	63,054	***
122,877	Liberty Street Funding Corp., 5.297%, due 08/22/07	122,877	***
315,270	Lloyds TSB Bank, 5.28%, due 08/14/07	315,270	***
126,108	Lloyds TSB Bank, 5.3%, due 09/07/07	126,108	***
63,054	Morgan Stanley, 5.32%, due 08/01/07	63,054	***
249,724	Old Line Funding LLC, 5.291%, due 08/02/07	249,724	***
126,108	Old Line Funding LLC, 5.296%, due 08/02/07	126,108	***
126,108	Old Line Funding LLC, 5.297%, due 08/28/07	126,108	***

7

315,270	Rabobank Nederland, 5.28%, due 08/15/07	315,270	***
126,108	Rabobank Nederland, 5.29%, due 08/23/07	126,108	***
122,970	Ranger Funding, 5.296%, due 08/21/07	122,970	***
189,162	Ranger Funding, 5.302%, due 08/30/07	189,162	***
626,478	Ranger Funding, 5.304%, due 08/02/07	626,478	***
312,113	Ranger Funding, 5.327%, due 08/02/07	312,113	***
126,108	Sheffield Receivables Corp., 5.283%, due 08/03/07	126,108	***
252,216	Skandinaviska Enskilda Banken AB, 5.285%, due 08/21/07	252,216	***
991,435	State Street Bank & Trust Depository Reserve, 3.64%	991,435
630,539	Sun Trust Bank, 5.265%, due 08/01/07	630,539	***
315,281	Toronto Dominion Bank, 5.32%, due 10/03/07	315,270	***
315,270	UBS AG, 5.285%, due 08/16/07	315,270	***
441,378	UBS AG, 5.29%, due 08/02/07	441,378	***
315,270	UBS AG, 5.3%, due 09/10/07	315,270	***
126,108	Variable Funding Capital Co., 5.29%, due 08/07/07	126,108	***
126,108	Variable Funding Capital Co., 5.292%, due 08/02/07	126,108	***
	Total	11,975,798

	Total Short-Term Investments (Cost: $11,975,798) (12.3%)	11,975,798

	Total Investments (Cost: $111,825,254) (109.5%)	106,256,407
	Liabilities in Excess of Other Assets (-9.5%)	(9,217,878)
	Net Assets (100.0%)	$97,038,529

Notes to the Schedule of Investments:

*

Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.  At July 31, 2007, the value of these securities amounted to $19,566,694 or 20.2% of net assets. These securities are determined to be liquid by the Advisor under procedures established by and under the general supervision of the Company's Board of Directors.

**	Non-income producing.

***	Represents investment of security lending collateral (Note 3).

†	Security partially or fully lent (Note 3).

#	Company is in default and is not making interest payments.

8

∧	Short-Term Investments consist of Certificate of Deposits, Commercial Papers, Discount Notes, and Time Deposits.

Investments by Industry (Unaudited)

Percentage of
Industry	Net Assets
Airlines	1.1%
Automotive	2.6
Banking	2.3
Beverages, Food & Tobacco	1.0
Building Materials	1.1
Chemicals	5.8
Coal	1.2
Commercial Services	4.1
Communications	1.2
Computer Integrated Systems Design	0.7
Containers & Packaging	0.8
Diversified Telecommunication Services	0.4
Electric Utilities	6.1
Electrical Equipment	0.4
Electronics	4.2
Entertainment & Leisure	2.7
Financial Services	5.2
Forest Products & Paper	5.5
Healthcare Providers	3.5
Heavy Machinery	0.3
Home Construction, Furnishings & Appliances	3.5
Industrial - Diversified	0.9
Insurance	1.1
Lodging	3.8
Media - Broadcasting & Publishing	7.8
Medical Supplies	0.7
Metals	5.5
Oil & Gas	7.5
Radio Telephone Communications	0.8
Real Estate	1.4
Restaurants	2.3
Retailers	3.0
Telephone Communications, exc. Radio	4.8
Telephone Systems	2.9
Transportation	1.0
Short-Term Investments	12.3
Total	109.5%

See accompanying Notes to Financial Statements

9

TCW Short Term Bond Fund

Schedule of Investments (Unaudited)	July 31, 2007

Principal
Amount		Value
	Fixed Income Securities
	Collateralized Mortgage Obligations (57.8% of Net Assets)
3,288,425	Citigroup Mortgage Loan Trust, Inc. (04-UST1-A1), 6.795%, due 08/25/34	3,245,445
3,839,667	Countrywide Alternative Loan Trust (05-76-1A1), 6.509%, due 01/25/36	3,862,615
1,299,115	Countrywide Home Loans (04-HYB2-2A), 6.123%, due 07/20/34	1,306,897
3,634,895	Countrywide Home Loans (06-9-A1), 6%, due 05/25/36 (PAC)	3,635,913
1,522,761	Credit Suisse First Boston Mortgage Securities Corp. (02-AR31-6A1), 4.264%, due 11/25/32	1,519,639
29,516	Federal Home Loan Mortgage Corp. (2432-FH), 6.02%, due 03/15/32	29,781
283,795	Federal Home Loan Mortgage Corp. (2585-FD), 5.82%, due 12/15/32	283,653
2,323,042	Federal Home Loan Mortgage Corp. (2649-PF), 5.72%, due 06/15/33 (PAC)	2,320,185
2,536,737	Federal Home Loan Mortgage Corp. (2957-KA), 5%, due 10/15/24 (PAC)	2,528,797
713,581	Federal Home Loan Mortgage Corp. (3063-FJ), 5.88%, due 05/15/33	714,786
3,246,779	Federal Home Loan Mortgage Corp. (3070-FT), 5.67%, due 11/15/35	3,249,279
2,955,064	Federal Home Loan Mortgage Corp. (3114-PF), 5.72%, due 02/15/36	2,948,297
3,875,693	Federal Home Loan Mortgage Corp. (3170-FM), 5.67%, due 09/15/33 (TAC)	3,888,909
2,722,872	Federal Home Loan Mortgage Corp. Strip (237-F22), 5.67%, due 05/15/36	2,725,785
2,853,759	Federal Home Loan Mortgage Corp. Strip (244-F14), 5.72%, due 12/15/36	2,865,973
184	Federal National Mortgage Association (02-36-FK), 5.77%, due 12/25/29	184
2,855,331	Federal National Mortgage Association (03-64-FN), 5.77%, due 07/25/33	2,857,958
2,567,404	Federal National Mortgage Association (06-30-KF), 5.76%, due 05/25/36	2,565,016
2,006,185	Federal National Mortgage Association (06-74-GF), 5.82%, due 08/25/36	2,008,172

1

5,000,000	Federal National Mortgage Association (07-88-FY), 5.78%, due 08/25/37	4,992,188
1,404,786	GMAC Mortgage Corp. Loan Trust (04-J2-A2), 5.82%, due 06/25/34	1,401,330
277,539	GMAC Mortgage Corp. Loan Trust (04-JR1-A6), 5.77%, due 12/25/33	278,258
3,979,579	GMAC Mortgage Corp. Loan Trust (06-AR2-1A1), 5.575%, due 05/19/36	4,053,121
1,900,928	Greenpoint Mortgage Funding Trust (05-AR4-3A1), 6.429%, due 10/25/45	1,910,432
3,370,581	Harborview Mortgage Loan Trust (05-4-2A), 4.947%, due 07/19/35	3,376,513
161,041	Residential Accredit Loans, Inc. (02-QS16-A2), 5.87%, due 10/25/17	161,261
4,673,954	Residential Funding Mortgage Securities I, Inc. (05-SA5-1A), 5.185%, due 11/25/35	4,721,348
2,045,891	Washington Mutual MSC Mortgage Pass Through Certificates (02-MS3-2A3), 6%, due 05/25/17	2,046,853
107,441	Washington Mutual MSC Mortgage Pass Through Certificates (03-MS4-2A4), 5.77%, due 02/25/33 (PAC)	107,701
563,913	Wells Fargo Mortgage Backed Securities Trust (05-18-2A3), 5.5%, due 01/25/36 (PAC)	561,370
	Total Collateralized Mortgage Obligations (Cost: $66,176,677)	66,167,659

	U.S. Government Agency Obligations (39.3%)
168,097	Federal Home Loan Mortgage Corp., Pool #1B1010, 5.129%, due 08/01/33	168,228
2,540,133	Federal Home Loan Mortgage Corp., Pool #1L0090, 5.254%, due 06/01/35	2,542,749
369,511	Federal Home Loan Mortgage Corp., Pool #310005, 7.403%, due 11/01/19	378,867
155,548	Federal Home Loan Mortgage Corp., Pool #610967, 7.313%, due 04/01/28	160,101
1,138,103	Federal Home Loan Mortgage Corp., Pool #780721, 5.645%, due 08/01/33	1,153,581
304,032	Federal Home Loan Mortgage Corp., Pool #780833, 4.589%, due 09/01/33	300,685
1,742,370	Federal Home Loan Mortgage Corp., Pool #781122, 5.608%, due 12/01/33	1,759,428
180,515	Federal Home Loan Mortgage Corp., Pool #789924, 4.84%, due 11/01/32	181,799

2

2,622,591	Federal Home Loan Mortgage Corp., Pool #847342, 6.129%, due 05/01/34	2,645,355
18,707	Federal Home Loan Mortgage Corp., Pool #G50513, 5.5%, due 01/01/08	18,704
73,517	Federal National Mortgage Association, Pool #392536, 7.7%, due 08/01/27	74,690
162,525	Federal National Mortgage Association, Pool #600187, 7%, due 07/01/31	168,098
71,973	Federal National Mortgage Association, Pool #661691, 4.78%, due 10/01/32	72,804
1,360,161	Federal National Mortgage Association, Pool #711014, 5.357%, due 10/01/33	1,368,214
250,130	Federal National Mortgage Association, Pool #725886, 5.209%, due 05/01/34	250,758
1,200,708	Federal National Mortgage Association, Pool #735084, 5.836%, due 02/01/34	1,214,804
602,804	Federal National Mortgage Association, Pool #735524, 5.984%, due 02/01/35	608,223
1,498,199	Federal National Mortgage Association, Pool #735542, 5.267%, due 11/01/34	1,506,080
1,445,429	Federal National Mortgage Association, Pool #770222, 5.182%, due 04/01/34	1,447,323
3,407,759	Federal National Mortgage Association, Pool #773853, 5.442%, due 04/01/34	3,441,121
1,363,253	Federal National Mortgage Association, Pool #786884, 4.924%, due 08/01/34	1,366,170
2,026,997	Federal National Mortgage Association, Pool #793031, 5.406%, due 07/01/34	2,031,861
1,995,338	Federal National Mortgage Association, Pool #804017, 4.021%, due 12/01/34	1,993,961
658,178	Federal National Mortgage Association, Pool #821159, 6.929%, due 05/01/35	666,728
2,471,656	Federal National Mortgage Association, Pool #821542, 4.389%, due 05/01/35	2,478,824
913,335	Federal National Mortgage Association, Pool #821915, 6.58%, due 06/01/35	921,710
1,219,413	Federal National Mortgage Association, Pool #822073, 6.638%, due 07/01/35	1,229,887
674,797	Federal National Mortgage Association, Pool #826239, 5.164%, due 07/01/35	680,492
461,939	Federal National Mortgage Association, Pool #830581, 6.835%, due 05/01/35	463,625

3

971,182	Federal National Mortgage Association, Pool #832721, 5.409%, due 09/01/35	979,952
896,982	Federal National Mortgage Association, Pool #841970, 6.303%, due 10/01/33	906,526
4,086,017	Federal National Mortgage Association, Pool #845565, 4.912%, due 01/01/36	4,090,593
1,505,291	Federal National Mortgage Association, Pool #851282, 6.858%, due 11/01/35	1,516,234
76,215	Government National Mortgage Association II, Pool #80022, 6.125%, due 12/20/26	77,571
738,582	Government National Mortgage Association II, Pool #80546, 6%, due 10/20/31	748,155
106,622	Government National Mortgage Association II, Pool #80636, 5.5%, due 09/20/32	107,686
496,875	Government National Mortgage Association II, Pool #80734, 5.5%, due 09/20/33	501,720
16,699	Government National Mortgage Association II, Pool #80747, 6.125%, due 10/20/33	16,913
101,397	Government National Mortgage Association II, Pool #80757, 5.5%, due 10/20/33	102,387
190,732	Government National Mortgage Association II, Pool #80764, 6.125%, due 11/20/33	193,215
204,668	Government National Mortgage Association II, Pool #80766, 6.125%, due 11/20/33	207,335
625,144	Government National Mortgage Association II, Pool #80797, 6%, due 01/20/34	632,577
2,642,336	Government National Mortgage Association II, Pool #80848, 6.5%, due 03/20/34	2,673,040
280,675	Government National Mortgage Association II, Pool #80869, 5.5%, due 04/20/34	284,663
259,225	Government National Mortgage Association II, Pool #80937, 5.875%, due 06/20/34	262,351
320,297	Government National Mortgage Association, Pool #781714, 6.5%, due 12/15/17	326,348
	Total U.S. Government Agency Obligations (Cost: $44,739,796)	44,922,136

	Total Fixed Income Securities (Cost: $110,916,473) (97.1%)	111,089,795

Principal Amount
Short-Term Investments
1,275,000	Pitney Bowes, Inc., 5.28%, due 08/01/07 (Commercial Paper), 5.28%, due 08/01/07	1,275,000

4

2,350,000	Rabobank USA Finance Corp., 5.275%, due 08/02/07 (Commercial Paper), 5.275%, due 08/02/07	2,349,656
306,904	State Street Bank & Trust Depository Reserve, 3.64%	306,904
550,000	UBS Finance, Inc., 5.25%, due 08/02/07 (Commercial Paper)	549,920
3,000,000	UBS Finance, Inc., 5.26%, due 08/06/07 (Commercial Paper)	2,997,808
	Total	7,479,288

	Total Short-Term Investments (Cost: $7,479,288) (6.5%)	7,479,288

	Total Investments (Cost: $118,395,761) (103.6%)	118,569,083
	Liabilities in Excess of Other Assets (-3.6%)	(4,090,695)
	Net Assets (100.0%)	$114,478,388

Notes to the Schedule of Investments:

PAC	-	Planned Amortization Class.

TAC	-	Target Amortization Class.

Investments by Industry (Unaudited)

Percentage of
Industry	Net Assets
Banking	28.1%
U.S. Government Agency Obligations	69.0
Short-Term Investments	6.5
Total	103.6%

See accompanying Notes to Financial Statements

5

TCW Total Return Bond Fund

Schedule of Investments (Unaudited)	July 31, 2007

Principal
Amount		Value
	Fixed Income Securities
	Collateralized Mortgage Obligations (77.6% of Net Assets)
22,922,215	ABN Amro Mortgage Corp. (03-9-A1), 4.5%, due 08/25/18	22,060,798
4,050,297	Bear Stearns Adjustable Rate Mortgage Trust (04-12-1A1), 4.185%, due 02/25/35	4,102,749
2,799,123	Countrywide Alternative Loan Trust (05-27-1A2), 6.429%, due 08/25/35	2,798,641
15,358,668	Countrywide Alternative Loan Trust (05-76-1A1), 6.502%, due 01/25/36	15,450,460
4,082,438	Countrywide Home Loans (05-8R-A4), 6%, due 10/25/34	4,094,971
16,143,138	Countrywide Home Loans (06-HYB5-1A1), 6.389%, due 07/25/09	16,155,569
2,149,778	Credit Suisse First Boston Mortgage Securities Corp. (03-8-4PPA), 5.75%, due 04/22/33	2,136,606
33,165	Federal Home Loan Mortgage Corp. (1422-SA), 10.53%, due 11/15/07 (I/F)	33,354
34,061	Federal Home Loan Mortgage Corp. (1662-N), 6.25%, due 01/15/09	34,024
1,858,698	Federal Home Loan Mortgage Corp. (1829-ZB), 6.5%, due 03/15/26	1,907,136
54,172	Federal Home Loan Mortgage Corp. (1844-E), 6.5%, due 10/15/13	55,017
1,781,076	Federal Home Loan Mortgage Corp. (2107-Z), 6%, due 12/15/28	1,794,808
752,969	Federal Home Loan Mortgage Corp. (2276-ZA), 7%, due 01/15/31	774,677
3,274,276	Federal Home Loan Mortgage Corp. (2367-ZK), 6%, due 10/15/31	3,297,425
6,953,374	Federal Home Loan Mortgage Corp. (2448-ZM), 7%, due 05/15/32	7,243,747
5,167,426	Federal Home Loan Mortgage Corp. (2519-ZD), 5.5%, due 11/15/32	4,913,963
10,491,512	Federal Home Loan Mortgage Corp. (2594-OR), 4.25%, due 06/15/32 (PAC)	10,148,859
8,000,000	Federal Home Loan Mortgage Corp. (2642-AR), 4.5%, due 07/15/23	7,399,280
11,865,588	Federal Home Loan Mortgage Corp. (2647-OV), 0%, due 07/15/33 (P/O)	6,621,829

1

433,429	Federal Home Loan Mortgage Corp. (2650-MS), 0.825%, due 07/15/33 (I/F)(TAC)	318,120
4,991,000	Federal Home Loan Mortgage Corp. (2666-BD), 4.5%, due 08/15/23	4,599,107
3,122,305	Federal Home Loan Mortgage Corp. (2672-SH), 3.544%, due 09/15/33 (I/F)	2,474,021
7,000,000	Federal Home Loan Mortgage Corp. (2683-JB), 4%, due 09/15/18	6,407,380
2,898,385	Federal Home Loan Mortgage Corp. (2702-CS), 1.02%, due 11/15/33 (I/F)	1,816,795
8,443,505	Federal Home Loan Mortgage Corp. (2752-EZ), 5.5%, due 02/15/34	7,904,387
11,731,016	Federal Home Loan Mortgage Corp. (2769-ER), 4.25%, due 01/15/23	11,325,710
9,625,569	Federal Home Loan Mortgage Corp. (2770-UT), 4.5%, due 03/15/19	9,107,232
3,413,158	Federal Home Loan Mortgage Corp. (2801-PS), 0.332%, due 05/15/34 (I/F)	2,121,380
13,995,866	Federal Home Loan Mortgage Corp. (2882-JH), 4.5%, due 10/15/34 (PAC)	13,421,336
10,000,000	Federal Home Loan Mortgage Corp. (2883-PT), 5%, due 01/15/33 (PAC)	9,610,900
5,750,041	Federal Home Loan Mortgage Corp. (2893-PO), 0%, due 11/15/34 (P/O)	3,667,491
5,039,581	Federal Home Loan Mortgage Corp. (2903-PO), 0%, due 11/15/23 (P/O)	4,075,458
11,375,744	Federal Home Loan Mortgage Corp. (2903-ZU), 5%, due 07/15/31	10,776,129
14,449,495	Federal Home Loan Mortgage Corp. (2922-EH), 4.5%, due 07/15/23	13,908,650
10,446,404	Federal Home Loan Mortgage Corp. (2929-BD), 4.25%, due 06/15/19	10,103,240
3,912,678	Federal Home Loan Mortgage Corp. (2991-SH), 3.075%, due 07/15/33 (I/F)	3,645,755
7,422,412	Federal Home Loan Mortgage Corp. (2992-JP), 4.75%, due 06/15/35 (PAC)	7,165,147
10,576,599	Federal Home Loan Mortgage Corp. (3014-YH), 4.5%, due 08/15/35 (TAC)	9,539,669
5,307,693	Federal Home Loan Mortgage Corp. (3057-OS), 0.293%, due 10/15/35 (I/F)	3,037,115
12,754,607	Federal Home Loan Mortgage Corp. (3074-EO), 0%, due 07/15/34 (P/O)	9,012,150

2

15,532,049	Federal Home Loan Mortgage Corp. (3111-HZ), 6%, due 02/15/36	15,185,995
8,126,935	Federal Home Loan Mortgage Corp. (3154-B), 5%, due 08/15/32	7,664,594
21,345,270	Federal Home Loan Mortgage Corp. (3170-EC), 5%, due 06/15/32	21,028,293
21,812,908	Federal Home Loan Mortgage Corp. (3188-CK), 5%, due 11/15/32	21,487,677
3,124,728	Federal National Mortgage Association (01-40-Z), 6%, due 08/25/31	3,144,164
6,488,887	Federal National Mortgage Association (02-70-QZ), 5.5%, due 11/25/32 (PAC)	6,051,471
8,435,553	Federal National Mortgage Association (02-75-ZG), 5.5%, due 11/25/32	8,199,611
5,000,000	Federal National Mortgage Association (03-112-AN), 4%, due 11/25/18	4,595,100
12,512,203	Federal National Mortgage Association (03-117-TG), 4.75%, due 08/25/33 (PAC)	12,022,350
2,791,114	Federal National Mortgage Association (03-120-BK), 3.5%, due 11/25/16	2,670,036
8,713,151	Federal National Mortgage Association (03-44-CB), 4.25%, due 03/25/33 (PAC)	8,166,662
1,592,536	Federal National Mortgage Association (04-19-SP), 0%, due 06/25/33 (I/F)	951,636
3,141,920	Federal National Mortgage Association (04-29-KD), 4.5%, due 05/25/34 (PAC)	2,971,596
4,602,731	Federal National Mortgage Association (04-29-L), 4%, due 09/25/17	4,407,253
12,170,018	Federal National Mortgage Association (04-35-CA), 4%, due 12/25/17	11,813,559
11,194,697	Federal National Mortgage Association (04-3-HA), 4%, due 07/25/17	10,869,156
5,537,914	Federal National Mortgage Association (04-52-SW), 1.78%, due 07/25/34 (I/O)	243,724
10,000,000	Federal National Mortgage Association (04-65-LT), 4.5%, due 08/25/24	9,048,400
8,000,000	Federal National Mortgage Association (04-68-LC), 5%, due 09/25/29	7,406,320
11,214,169	Federal National Mortgage Association (04-84-CD), 4%, due 10/25/18	10,808,777
13,882,637	Federal National Mortgage Association (05-108-GZ), 5.75%, due 07/25/35	13,537,514

3

10,724,867	Federal National Mortgage Association (05-73-ZB), 5.5%, due 08/25/35	9,872,669
9,500,000	Federal National Mortgage Association (05-92-ET), 6%, due 10/25/35 (I/F)(TAC)	8,913,850
6,909,253	Federal National Mortgage Association (06-45-KH), 5.5%, due 06/25/36 (TAC)	6,759,806
12,204,753	Federal National Mortgage Association (06-53-CB), 5%, due 06/25/36 (TAC)	11,351,885
10,000,000	Federal National Mortgage Association (07-88-FY), 5.78%, due 08/25/37	9,984,375
786,972	Federal National Mortgage Association (93-202-SZ), 10%, due 11/25/23 (I/F)(PAC)	852,770
4,662,616	Federal National Mortgage Association (95-21-C), 0%, due 05/25/24 (P/O)	3,754,898
1,427,464	Federal National Mortgage Association (98-44-ZA), 6.5%, due 07/20/28	1,451,131
285,144	Federal National Mortgage Association (G92-29-J), 8%, due 07/25/22	295,472
97,834	First Nationwide Trust (01-5-A1), 6.75%, due 10/21/31	97,992
1,993,897	Government National Mortgage Association (02-41-SB), 0.68%, due 06/20/32 (I/F)(I/O)	56,447
4,066,783	Government National Mortgage Association (02-41-ZJ), 6%, due 06/20/32	4,079,593
2,531,517	Government National Mortgage Association (02-76-SG), 2.28%, due 10/16/29 (I/F)(I/O)	147,765
5,652,831	Government National Mortgage Association (03-42-SH), 1.23%, due 05/20/33 (I/F)(I/O)	162,123
8,926,332	Government National Mortgage Association (03-66-MZ), 5.5%, due 05/20/33	8,605,430
2,544,675	Government National Mortgage Association (03-98-CO), 0%, due 11/20/33 (P/O)	2,358,735
10,981,223	Government National Mortgage Association (04-27-PA), 4%, due 10/20/32 (PAC)	10,599,296
9,518,203	Harborview Mortgage Loan Trust (04-10-3A1A), 5.098%, due 01/19/35	9,707,140
8,258,993	Lehman Mortgage Trust (05-2-5A5), 5.75%, due 12/25/35	7,180,474
3,176,253	MASTR Asset Securitization Trust (03-8-1A1), 5.5%, due 09/25/33	3,113,173
8,745,353	Residential Accredit Loans, Inc. (05-QS7-A1), 5.5%, due 06/25/35	8,668,569
2,953,772	Structured Asset Securities Corp. (03-10-A), 6%, due 04/25/33	2,954,126

4

318,189	Washington Mutual MSC Mortgage Pass-Through Certificates (02-MS2-3A1), 6.5%, due 05/25/32	326,472
25,259,754	Wells Fargo Mortgage Backed Securities Trust (06-AR2-2A5), 5.089%, due 03/25/36	25,137,244
	Total Collateralized Mortgage Obligations (Cost: $578,215,892)	573,766,408

	U.S. Government Agency Obligations (17.9%)
3,514,994	Federal Home Loan Mortgage Corp., Pool #1B2650, 4.725%, due 11/01/34	3,448,491
24,009	Federal Home Loan Mortgage Corp., Pool #755183, 10.046%, due 12/01/15	24,373
298,026	Federal Home Loan Mortgage Corp., Pool #755363, 7.255%, due 09/01/30	303,263
631,803	Federal Home Loan Mortgage Corp., Pool #789924, 4.84%, due 11/01/32	636,295
11,054	Federal Home Loan Mortgage Corp., Pool #846317, 7.211%, due 08/01/26	11,196
92,862	Federal Home Loan Mortgage Corp., Pool #846510, 7.181%, due 04/01/25	95,551
170,052	Federal Home Loan Mortgage Corp., Pool #846732, 7.239%, due 01/01/30	174,116
150,515	Federal Home Loan Mortgage Corp., Pool #B15322, 5%, due 07/01/19	146,209
182,066	Federal Home Loan Mortgage Corp., Pool #B15490, 5%, due 07/01/19	176,857
351,307	Federal Home Loan Mortgage Corp., Pool #B15557, 5%, due 07/01/19	341,256
310,610	Federal Home Loan Mortgage Corp., Pool #B15802, 5%, due 07/01/19	301,723
826,747	Federal Home Loan Mortgage Corp., Pool #C90552, 6%, due 06/01/22	831,881
3,150,748	Federal Home Loan Mortgage Corp., Pool #G01959, 5%, due 12/01/35	2,959,183
19,611,068	Federal Home Loan Mortgage Corp., Pool #G12635, 5.5%, due 03/01/22	19,380,834
18,374,916	Federal Home Loan Mortgage Corp., Pool #G12702, 4.5%, due 09/01/20	17,533,344
140,814	Federal Home Loan Mortgage Corp., Pool #G30194, 6.5%, due 04/01/21	143,433
80,296	Federal National Mortgage Association, Pool #124410, 7.112%, due 07/01/22	82,528

5

681,051	Federal National Mortgage Association, Pool #254369, 6%, due 06/01/12	685,777
1,095,378	Federal National Mortgage Association, Pool #254442, 5.5%, due 09/01/17	1,085,947
2,874,094	Federal National Mortgage Association, Pool #254634, 5.5%, due 02/01/23	2,810,720
656	Federal National Mortgage Association, Pool #29542, 8.75%, due 07/01/09	662
25,294	Federal National Mortgage Association, Pool #303786, 7.5%, due 02/01/11	25,672
56,420	Federal National Mortgage Association, Pool #348025, 7.045%, due 06/01/26	57,155
902,880	Federal National Mortgage Association, Pool #655819, 5.374%, due 08/01/32	914,392
1,344,426	Federal National Mortgage Association, Pool #661856, 4.866%, due 10/01/32	1,365,318
3,325,404	Federal National Mortgage Association, Pool #671133, 5.188%, due 02/01/33	3,305,751
917,313	Federal National Mortgage Association, Pool #672272, 4.936%, due 12/01/32	919,689
2,353,361	Federal National Mortgage Association, Pool #676766, 4.713%, due 01/01/33	2,323,450
1,537,349	Federal National Mortgage Association, Pool #687847, 4.531%, due 02/01/33	1,532,599
3,810,164	Federal National Mortgage Association, Pool #692104, 5.059%, due 02/01/33	3,771,796
3,465,672	Federal National Mortgage Association, Pool #699866, 4.394%, due 04/01/33	3,389,774
2,134,154	Federal National Mortgage Association, Pool #704454, 4.253%, due 05/01/33	2,090,810
2,114,527	Federal National Mortgage Association, Pool #708820, 4.615%, due 06/01/33	2,095,644
4,574,309	Federal National Mortgage Association, Pool #725275, 4%, due 03/01/19	4,309,045
2,457,778	Federal National Mortgage Association, Pool #728824, 3.96%, due 07/01/33	2,374,533
4,536,587	Federal National Mortgage Association, Pool #734384, 5.5%, due 07/01/33	4,391,189
318,228	Federal National Mortgage Association, Pool #785677, 5%, due 07/01/19	309,123
3,325,166	Federal National Mortgage Association, Pool #821915, 6.58%, due 06/01/35	3,355,657

6

15,660,609	Federal National Mortgage Association, Pool #838765, 5.195%, due 10/01/35	15,596,244
25,000,000	Federal National Mortgage Association, Pool #888593, 7%, due 06/01/37	25,687,500
352,611	Government National Mortgage Association II, Pool #631684, 7%, due 08/20/34	363,775
115,445	Government National Mortgage Association II, Pool #631700, 7%, due 09/20/34	119,100
2,482,569	Government National Mortgage Association, Pool #80963, 5%, due 07/20/34	2,506,625
	Total U.S. Government Agency Obligations (Cost: $133,336,283)	131,978,480

	U.S. Treasury Securities (0.0%)
112,000	Certificates Accrual Treasury Strips, 0%, due 08/15/08	106,422
	Total U.S. Treasury Securities (Cost: $104,276)	106,422

	Total Fixed Income Securities (Cost: $711,656,451) (95.5%)	705,851,310

	Short-Term Investments
9,000,000	AIG Funding, Inc., 5.25%, due 08/14/07 (Commercial Paper)	8,982,937
25,000,000	Danske Corp., 5.25%, due 08/23/07 (Commercial Paper)	24,919,792
450,000	HBOS Halifax Bank of Scotland Treasury Service, 5.27%, due 08/02/07 (Commercial Paper)	449,934
14,000,000	HSBC Finance Corp., 5.25%, due 08/14/07 (Commercial Paper)	13,973,458
58,000	State Street Bank & Trust Depository Reserve, 3.64%	58,000
3,350,000	Toyota Motor Credit Co., 5.25%, due 08/14/07 (Commercial Paper)	3,343,649
750,000	UBS Finance, Inc., 5.25%, due 08/02/07 (Commercial Paper)	749,891
4,240,000	UBS Finance, Inc., 5.26%, due 08/01/07 (Commercial Paper)	4,240,000
800,000	UBS Finance, Inc., 5.26%, due 08/02/07 (Commercial Paper)	799,883
4,500,000	UBS Finance, Inc., 5.26%, due 08/06/07 (Commercial Paper)	4,496,712
7,051,000	UBS Finance, Inc., 5.26%, due 08/20/07 (Commercial Paper), 5.26%, due 08/20/07	7,031,426
4,600,000	UBS Finance, Inc., 5.27%, due 08/02/07 (Commercial Paper)	4,599,327
	Total	73,645,009

7

Total Short-Term Investments (Cost: $73,645,009) (10.0%)	73,645,009

Total Investments (Cost: $785,301,460) (105.5%)	779,496,319
Liabilities in Excess of Other Assets (-5.5%)	(40,647,807)
Net Assets (100.0%)	$738,848,512

Notes to the Schedule of Investments:

I/F	-	Inverse Floating rate security whose interest rate moves in the opposite direction of prevailing interest rates.

I/O	-	Interest Only Security.

P/O	-	Principal Only Security.

PAC	-	Planned Amortization Class.

TAC	-	Target Amortization Class.

Investments by Industry (Unaudited)

Industry	Percentage of Net Assets
Banking	18.5%
Private Mortgage-Backed Securities	1.2
U.S. Government Agency Obligations	75.8
U.S. Government Obligations	0.0 **
Short-Term Investments	10.0
Total	105.5%

*              Value rounds to less than 0.1% of net assets

See accompanying Notes to Financial Statements

8

TCW Funds, Inc.

U.S. Fixed Income

Notes to Schedules of Investments (Unaudited)	July 31, 2007

Note 1 — Organization

TCW Funds, Inc., a Maryland corporation (the ‘‘Company’’), is an open-end management investment company registered under the Investment Company Act of 1940, as amended, (the “1940 Act”), that currently offers 27 no-load mutual funds (the ‘‘Funds’’).  TCW Investment Management Company (the ‘‘Advisor’’) is the investment advisor to the Funds and is registered under the Investment Advisors Act of 1940.  Each Fund has distinct investment objectives.   The following are the objectives for the 5 Fixed Income Funds that are covered in this report:

TCW Fund	Investment Objective

Diversified Money Market Fund

TCW Money Market Fund	Seeks current income, preservation of capital and liquidity by investing in high credit quality, short-term money market securities.

Diversified Fixed Income Funds

TCW Core Fixed Income Fund	Seeks to maximize current income and achieve above average total return consistent with prudent investment management over a full market cycle by investing in fixed income securities.

TCW High Yield Bond Fund	Seeks to maximize current income and achieve above average total return consistent with reasonable risk over a full market cycle by investing in high yield bonds, commonly known as “junk” bonds.

TCW Short Term Bond Fund

Seeks to maximize current income by investing in mortgage-backed securities guaranteed by, or secured by collateral which is guaranteed by, the United States Government, its agencies, instrumentalities or its sponsored corporations, or privately issued mortgage-backed securities rated Aa or higher by Moody’s or AA or higher by S&P.

TCW Total Return Bond Fund

Seeks to maximize current income and achieve above average total return consistent with prudent investment management over a full market cycle by investing in mortgage-backed securities guaranteed by, or secured by collateral which is guaranteed by, the United States Government, its agencies, instrumentalities or its sponsored corporations, or privately issued mortgage-backed securities rated Aa or higher by Moody’s or AA or higher by S&P.

Note 2 — Significant Accounting Policies

The following is a summary of significant accounting policies which are in conformity with accounting principles generally accepted in the United States of America and which are consistently followed by the Funds in the preparation of their schedules of investments.

Security Valuations:  Securities listed or traded on the New York, American or other stock exchanges are valued at the latest sale price on that exchange (if there were no sales that day, the security is valued at the latest bid price).  All other securities, for which over-the-counter market quotations are readily available, are valued at the latest bid price.

The value of securities held in the TCW Money Market Fund is determined by using the amortized cost method applied to each individual security unless, due to special circumstances, the use of such a method would result in a valuation that does not approximate fair market value.  All other securities, for which over-the-counter market quotations are readily available, are valued at the latest bid price.

Securities for which market quotations are not readily available, including circumstances under which it is determined by the Advisor that sale or bid prices are not reflective of a security’s market value, are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Company’s Board of Directors.

Short-term debt securities in Fixed Income Funds other than the TCW Money Market Fund with remaining maturities of 60 days or less at the time of purchase are valued at amortized cost. Other short-term debt securities, other than those held by the TCW Money Market Fund, are valued on a marked-to-market basis until such time as they reach a remaining maturity of 60 days, whereupon they are valued at amortized value using their value on the 61st day prior to maturity.

Repurchase Agreements:  The Funds may invest in repurchase agreements secured by U.S. Government obligations and by other securities.  Securities pledged as collateral for repurchase agreements are held by the Funds’ custodian bank until maturity of the repurchase agreements.  Provisions of the agreements ensure that the market value of the collateral is sufficient in the event of default; however, in the event of default or bankruptcy by the other party to the agreements, realization and/or retention of the collateral may be subject to legal proceedings.  There were no repurchase agreements outstanding at July 31, 2007.

Reverse Repurchase Agreements:  All Fixed Income Funds, except the TCW High Yield Bond Fund, may enter into reverse repurchase agreements.  Reverse repurchase agreements involve sales by a Fund of portfolio securities concurrently with an agreement by the Fund to repurchase the same securities at a later date for a fixed price.  Generally, the effect of such a transaction is that the Fund can recover all or most of the cash invested in the portfolio securities involved during the term of the reverse repurchase agreement, while it will be able to keep the interest income associated with those portfolio securities.  Such transactions are only advantageous if the interest cost to the Fund of the reverse repurchase transaction is less than the cost of otherwise obtaining the cash.  There were no reverse repurchase agreements outstanding at July 31, 2007.

Security Lending:  The Funds may lend their securities to qualified brokers. The loans are collateralized at all times with cash or other money market instruments or U.S. Government securities with a market value at least equal to the market value of the securities on loan.  As with any extensions of credit, the Funds may bear the risk of delay in recovery or even loss of rights in the collateral if the borrowers of the securities fail financially. The Funds earn additional income for lending their securities by investing the cash collateral in short-term investments. See Note 3.

Options:  Premiums received from call options written are recorded as a liability.  The amount of the liability is subsequently adjusted to reflect the current market value of the option written.  If the option expires unexercised, premiums received are realized as a gain at expiration date.  If the position is closed prior to expiration, a gain or loss is realized based on premiums received, less the cost to close the option.  When an option is exercised, premiums received are added to the proceeds from the sale of the underlying securities and a gain or loss is realized.  Call options purchased are accounted for in the same manner as portfolio securities.  The cost of securities acquired through the exercise of call options is increased by premiums paid.

Note 3 — Security Lending

The Funds listed below have outstanding securities on loan at July 31, 2007.  The loans were collateralized with cash which was invested in short-term instruments (amounts in thousands).

	Market Value of Loaned Securities	Collateral Value
TCW Core Fixed Income Fund	$11,681	$12,101
TCW High Yield Bond Fund	10,409	10,984

Note 4 — Federal Income Taxes

It is the policy of each Fund to comply with the requirements under Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its net taxable income, including any net realized gains on investments, to its shareholders.  Therefore, no federal income tax provision is required.

At July 31, 2007, net unrealized appreciation (depreciation) on investments for federal income tax purposes was as follows (amounts in thousands):

	TCW	TCW	TCW	TCW
	Core Fixed	High Yield	Short Term	Total Return
	Income	Bond	Bond	Bond
	Fund	Fund	Fund	Fund
Unrealized Appreciation	$164	$181	$394	$8,464
Unrealized (Depreciation)	(1,675)	(6,086)	(221)	(14,269)
Net Unrealized Appreciation (Depreciation)	$(1,511)	$(5,905)	$173	$(5,805)
Cost of Investments for Federal Income Tax Purposes	$145,629	$112,162	$118,396	$785,301

Note 5 — Restricted Securities

The Funds are permitted to invest in securities that are subject to legal or contractual restrictions on resale.  These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered.  Disposal of these securities may involve time consuming negotiations and expense, and prompt sale at an acceptable price may be difficult.  There are no restricted securities (excluding 144A issues) at July 31, 2007.

Item 2. Controls and Procedures.

(a) The Registrant’s Chief Executive Officer and Chief Financial Officer concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) were effective as of a date within 90 days prior to the filing date of this report (the “Evaluation Date”), based on their evaluation of the effectiveness of the Registrant’s disclosure controls and procedures as of the Evaluation Date.

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a)Certification of Chief Executive Officer and Chief Financial Officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is attached hereto as Exhibit 99CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	TCW Funds, Inc.

By (Signature and Title)	/s/ Alvin R. Albe, Jr.
Alvin R. Albe, Jr. Chief Executive Officer

Date	September 24, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Alvin R. Albe, Jr.
Alvin R. Albe, Jr. Chief Executive Officer

Date	September 24, 2007

By (Signature and Title)	/s/ David S. DeVito
David S. DeVito Chief Financial Officer

Date	September 24, 2007